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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number: 811-08895

Voya Funds Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Floating Rate Fund

Voya GNMA Income Fund

Voya High Yield Bond Fund

Voya Intermediate Bond Fund

Voya Short Term Bond Fund

Voya Strategic Income Opportunities Fund

The schedules are not audited.

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets
LOANS*: 92.4%
		Aerospace & Defense: 0.4%
2,953,931		Custom Sensors & Technologies, First Lien Term Loan, 4.500%, 09/30/21	$2,953,010	0.3
887,159		Transdigm, Inc., Term Loan E, 3.500%, 05/15/22	877,892	0.1
			3,830,902	0.4

		Air Transport: 0.1%
997,494		United Airlines, Inc., New Term Loan, 3.750%, 09/15/21	1,000,403	0.1

		Automotive: 3.6%
997,500		BBB Industries US Holdings, Inc., First Lien Term Loan, 6.000%, 11/03/21	1,008,098	0.1
2,487,500		Dealer Tire, LLC, Term Loan B, 5.500%, 12/22/21	2,499,938	0.3
2,369,063		Dynacast International LLC, First Lien Term Loan, 4.500%, 01/28/22	2,383,869	0.3
6,208,112		Federal-Mogul Corporation, Term Loan C, 4.750%, 04/15/21	6,147,583	0.6
3,397,923		Fram Group Holdings Inc., First Lien Term Loan, 7.000%, 07/31/17	3,262,006	0.3
196,859		Fram Group Holdings Inc., Second Lien Term Loan, 11.000%, 01/29/18	184,063	0.0
8,096,350		Gates Global LLC, First Lien Secured Term Loan, 4.250%, 07/05/21	7,985,746	0.8
3,096,369		Key Safety Systems, Inc., First Lien Term Loan, 4.750%, 08/29/21	3,112,820	0.3
1,192,888		Metaldyne Performance Group, Term Loan B, 3.750%, 10/20/21	1,193,380	0.1
75,506		Service King, Delayed Draw Term Loan, 4.500%, 08/18/21	76,135	0.0
670,113		Service King, Term Loan B, 4.500%, 08/18/21	675,697	0.1
5,743,572		TI Group Automotive Systems, L.L.C., Term Loan B, 4.500%, 07/02/21	5,736,392	0.6
718,650		UCI International, Inc., Term Loan B, 5.500%, 07/26/17	715,056	0.1
			34,980,783	3.6

		Beverage & Tobacco: 0.6%
6,000,000		Jacobs Douwe Egberts, Term Loan B-1 USD, 4.250%, 07/23/21	6,030,000	0.6

		Building & Development: 1.2%
975,000		Leighton Services, Term Loan B, 5.500%, 05/21/22	985,969	0.1
2,068,657		Minimax Viking GmbH, Facility B1 Loan, 4.250%, 08/16/20	2,073,829	0.2
2,524,838		NCI Building Systems, Inc., Term Loan, 4.250%, 06/24/19	2,522,735	0.3
1,020,770		Ply Gem Industries, Inc., Term Loan, 4.000%, 01/30/21	1,016,432	0.1
700,000		PrimeSource Building Products, Term Loan B, 4.500%, 05/06/22	698,250	0.1
243,158		Quikrete Holdings, Second Lien Term Loan, 7.000%, 03/23/21	244,981	0.0
1,991,000		Quikrete Holdings, Term Loan B, 4.000%, 09/23/20	1,994,319	0.2
989,975		SMG, First Lien Term Facility, 4.500%, 03/03/20	990,594	0.1
1,413,752		Wilsonart LLC, Term Loan B, 4.000%, 10/31/19	1,405,505	0.1
			11,932,614	1.2

		Business Equipment & Services: 6.9%
5,820,750		Acosta, Inc., New Term Loan B, 4.250%, 09/26/21	5,814,685	0.6
6,059,237		Advantage Sales & Marketing, Inc., First Lien Term Loan, 4.250%, 07/25/21	6,039,218	0.6
500,000		AlixPartners LLP, Second Lien Term Loan, 9.000%, 07/09/21	505,937	0.1
3,921,122		AlixPartners LLP, Term Loan B-2, 4.000%, 07/09/20	3,907,233	0.4
3,623,124		Allflex Holdings III, Inc., First Lien Term Loan, 4.250%, 07/17/20	3,625,389	0.4
475,000		Allflex Holdings III, Inc., Second Lien Term Loan, 8.000%, 07/19/21	474,703	0.0
2,200,000	(1)	Boyd Corporation, First Lien Term Loan, 5.250%, 04/15/22	2,210,083	0.2
1,243,750		Central Security Group, Inc., First Lien Term Loan, 6.250%, 09/30/20	1,240,641	0.1
3,908,508		Coinmach Service Corp., Feb 2014 Upsized Term Loan, 4.250%, 11/14/19	3,904,232	0.4
1,386,656		First American Payment Systems, First Lien Term Loan, 5.750%, 10/12/18	1,386,656	0.1
815,631		First American Payment Systems, Second Lien, 10.750%, 04/12/19	811,553	0.1
1,235,596		GCA Services, Replacement Term Loan, 4.297%, 11/01/19	1,233,471	0.1
7,492,526		Interactive Data Corporation, Term Loan B, 4.750%, 05/01/21	7,523,747	0.8

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Business Equipment & Services: (continued)
346,154		ION Trading Technologies Limited, Second Lien Term Loan, 7.250%, 06/10/22	$346,587	0.0
2,882,976		iQor, First Lien Term Loan, 6.000%, 04/01/21	2,666,753	0.3
1,000,000		iQor, Second Lien Term Loan, 9.750%, 04/01/22	927,500	0.1
715,938		Knowledge Universe Education, LLC, Term Loan B, 5.250%, 03/20/21	719,965	0.1
1,237,500		Learning Care Group, Term Loan, 5.000%, 05/01/21	1,237,500	0.1
2,177,419		Legal Shield, First Lien Term Loan, 6.500%, 07/01/19	2,185,585	0.2
1,000,000		Legal Shield, Second Lien Term Loan, 10.250%, 07/01/20	997,500	0.1
19		Misys (Magic Newco 2 S.a.r.l.), Term Loan B add-on, 5.000%, 12/12/18	19	0.0
1,212,121	(1)	On Assignment, Inc., Term Loan B, 06/05/22	1,215,404	0.1
2,635,088		Onsite Rental Group Operations Pty Ltd., Senior Secured Term Loan, 5.500%, 07/30/21	2,569,210	0.3
1,500,000		Ship US Bidco, Inc. (Worldpay), Term Loan B2A-II, 5.250%, 11/30/19	1,510,312	0.2
2,040,000		Ship US Bidco, Inc. (Worldpay), Term Loan C2, 4.750%, 11/29/19	2,051,475	0.2
1,876,250		Sophos, Term Loan B USD, 5.000%, 01/30/21	1,886,804	0.2
3,979,625		SourceHOV, First Lien Term Loan, 7.750%, 10/27/19	3,691,102	0.4
1,155,000		SourceHOV, Second Lien Term Loan, 11.500%, 04/27/20	1,027,950	0.1
3,696,165		SurveyMonkey.com, LLC, Term Loan B, 5.500%, 02/07/19	3,730,816	0.4
187,407		Sutherland Global Services, Term Loan B Cayman, 6.000%, 04/22/21	189,047	0.0
805,093		Sutherland Global Services, Term Loan B, 6.000%, 04/22/21	812,137	0.1
211,205		Miller Heiman, Inc., Term Loan B, 6.758%, 09/30/19	202,757	0.0
111,772		Wash Multi-Family Services, CAD First Lien Term Loan, 4.250%, 05/26/22	111,353	0.0
638,228		Wash Multi-Family Services, USD First Lien Term Loan, 4.250%, 05/26/22	635,834	0.1
			67,393,158	6.9

		Cable & Satellite Television: 2.0%
2,709,526		Liberty Cablevision of Puerto Rico LLC., First Lien Term Facility, 4.500%, 01/07/22	2,690,335	0.3
250,000		Liberty Cablevision of Puerto Rico LLC., Second Lien Facility, 7.750%, 07/01/23	250,833	0.0
1,864,197		New Wave Communications, Including Add on Term Loan B, 4.750%, 04/30/20	1,861,867	0.2
6,641,867		RCN Cable, Term Loan B, 4.250%, 02/25/20	6,664,702	0.7
2,019,964		Virgin Media Investment Holdings Limited, USD Term Loan F, 3.500%, 05/31/23	2,002,921	0.2
5,784,626		Wideopenwest Finance, LLC, Term Loan B, 4.500%, 04/01/19	5,787,518	0.6
			19,258,176	2.0

		Chemicals & Plastics: 3.8%
1,334,675		Armacell, First Lien Term Loan USD, 5.500%, 07/02/20	1,336,343	0.1
671,642		Aruba Investments, Inc (a.k.a Angus Chemical), US Term Loan, 4.500%, 02/02/22	673,321	0.1
1,450,138		AZ Chem US Inc., First Lien Senior Secured Term Loan, 4.500%, 06/13/21	1,452,405	0.2
2,880,737		Emerald Performance Materials LLC, First Lien Term Loan, 4.500%, 08/01/21	2,885,540	0.3
750,000		Emerald Performance Materials LLC, Second Lien Term Loan, 7.750%, 08/01/22	747,812	0.1
1,000,000		Flint Group Holdings S.A.R.L., Second Lien, 8.250%, 09/05/22	995,000	0.1
2,215,641		Flint Group Holdings S.A.R.L., USD Term Loan B2, 4.500%, 09/03/21	2,221,180	0.2
360,841		Flint Group Holdings S.A.R.L., USD Term Loan C, 4.500%, 09/03/21	361,292	0.0
1,141,383		Gemini HDPE LLC, Senior Secured Term Loan, 4.750%, 08/06/21	1,141,383	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Chemicals & Plastics: (continued)
247,006		Kleopatra Holdings 2 S.C.A (Kloeckner), Initial German Borrower Dollar Term Loans, 5.000%, 04/29/20	$248,087	0.0
577,994		Kleopatra Holdings 2 S.C.A (Kloeckner), Initial US Borrower Dollar Term Loans, 5.000%, 04/29/20	580,523	0.1
790,000		Kronos Worldwide, Inc., Term Loan B Facility, 4.000%, 02/21/20	791,645	0.1
2,681,994		MacDermid, Inc., First Lien Term Loan, 4.500%, 06/07/20	2,691,772	0.3
917,535		Monarch (Allnex S.a.r.l.), First Lien Term Loan B-1, 4.500%, 10/03/19	919,829	0.1
476,065		Monarch (Allnex S.a.r.l.), First Lien Term Loan B-2, 4.500%, 10/03/19	477,255	0.1
1,291,245		Orion Engineered Carbons, Term Loan B USD, 5.000%, 07/25/21	1,304,157	0.1
2,142,375		Oxea S.a.r.l., First Lien Term Loan USD, 4.250%, 01/15/20	2,075,426	0.2
1,492,347		PQ Corporation, First Lien Term Loan Facility, 4.000%, 08/07/17	1,492,720	0.2
1,200,000	(1)	Royal Adhesives & Sealants, First Lien Term Loan, 06/19/22	1,204,126	0.1
250,000	(1)	Royal Adhesives & Sealants, Second Lien Term Loan, 06/19/23	249,687	0.0
2,781,487		Solenis International, L.P., USD First Lien Term Loan, 4.250%, 07/31/21	2,769,318	0.3
2,288,500		Styrolution Group GmbH, Term Loan B-1 USD, 6.500%, 11/07/19	2,317,106	0.2
3,691,919		Tronox Pigments (Netherlands) BV, Term Loan, 4.250%, 03/19/20	3,699,303	0.4
3,668,311		Univar Inc., Term Loan B, 5.012%, 06/30/17	3,668,025	0.4
233,787		Vantage Specialties Inc., Incremental Term Loan Facility, 5.000%, 02/10/19	229,841	0.0
			36,533,096	3.8

		Clothing/Textiles: 0.4%
3,822,854		Herff Jones, Inc., First Lien Term Loan, 5.000%, 12/10/21	3,855,112	0.4
235,642		Vince, LLC, Term Loan, 5.750%, 11/27/19	235,937	0.0
			4,091,049	0.4

		Conglomerates: 0.9%
1,788,987		Jason Incorporated, First Lien Term Loan, 5.500%, 06/30/21	1,787,497	0.2
400,000		Jason Incorporated, Second Lien Term Loan, 9.000%, 06/30/22	369,000	0.1
3,937,750		ServiceMaster Company, Term Loan, 4.250%, 07/01/21	3,948,634	0.4
2,025,717		Waterpik, First Lien, 5.750%, 07/08/20	2,023,185	0.2
367,806		WireCo WorldGroup, Inc., Term Loan B, 6.000%, 02/15/17	368,496	0.0
			8,496,812	0.9

		Containers & Glass Products: 2.1%
3,474,994		Berlin Packaging, LLC, First Lien Term Loan, 4.500%, 10/01/21	3,485,492	0.4
450,000		Berlin Packaging, LLC, Second Lien Term Facility, 7.750%, 09/30/22	456,891	0.0
1,000,000		Berry Plastics Corporation, Term E Loan, 3.750%, 01/06/21	998,611	0.1
162,588		Constantia Flexibles, Term Loan B USD, 4.750%, 04/30/22	162,182	0.0
834,912		Constantia Flexibles, Term Loan B2 USD, 4.750%, 04/30/22	832,825	0.1
318,281		EveryWare, Inc., Term Loan, 10.000%, 06/04/18	318,280	0.0
990,926		EveryWare, Inc., Term Loan, 10.500%, 05/21/20	396,370	0.0
1,446,375		Hilex Poly Co, LLC (aka Novolex), First Lien Term Loan Facility, 6.000%, 12/03/21	1,461,291	0.2
3,397,911		Husky Injection Molding Systems, Ltd, Incremental Term Loan, 4.250%, 06/30/21	3,390,691	0.4
3,962,961		Otter Products, Term Loan B, 5.750%, 06/03/20	3,971,632	0.4
1,795,500		SIG Combibloc Group AG, USD Term Loan, 4.250%, 03/10/22	1,795,660	0.2
1,774,750		WNA Holdings Inc (a.k.a Waddington Group), USD Term Loan (Canadian Borrower), 4.500%, 06/07/20	1,770,313	0.2
1,121,719		WNA Holdings Inc (a.k.a Waddington Group), USD Upsized Term Loan (US Borrower), 4.500%, 06/07/20	1,118,914	0.1
			20,159,152	2.1

		Cosmetics/Toiletries: 0.2%
1,541,540		KIK Custom Products, Inc., First Lien with incremental, 5.500%, 04/29/19	1,547,320	0.2

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Diversified Insurance: 4.0%
1,929,658		Alliant Holdings, I, LLC, Term Loan B, 5.000%, 12/20/19	$1,933,276	0.2
900,000		AmWINS Group, Inc., Second Lien Term Loan, 9.500%, 09/06/20	909,000	0.1
6,817,159		AmWINS Group, Inc., Term Loan B, 5.250%, 09/06/19	6,879,243	0.7
3,206,525		Applied Systems Inc., First Lien Term Loan, 4.250%, 01/25/21	3,208,814	0.3
637,184		Applied Systems Inc., Second Lien Term Loan, 7.500%, 01/24/22	640,370	0.1
1,617,000		Cooper Gay Swett & Crawford, Ltd., First Lien Term Loan, 5.000%, 04/16/20	1,487,640	0.2
1,400,000		Cooper Gay Swett & Crawford, Ltd., Second Lien Term Loan, 8.250%, 10/15/20	1,190,000	0.1
9,754,644		Hub International Limited, Term Loan B, 4.000%, 10/02/20	9,698,759	1.0
5,096,736		National Financial Partners Corp., Term Loan B, 4.500%, 07/01/20	5,103,107	0.5
1,000,000		Sedgwick Holdings, Inc., Incremental Second Lien Term Loan, 6.750%, 02/28/22	983,333	0.1
1,500,000		Sedgwick Holdings, Inc., Second Lien Term Loan, 6.750%, 02/28/22	1,475,000	0.1
5,608,719		USI, Inc., Term Loan, 4.250%, 12/27/19	5,619,235	0.6
			39,127,777	4.0

		Drugs: 0.5%
2,476,263		Akorn, Inc, Term Loan, 4.500%, 04/17/21	2,487,096	0.3
2,468,750		Alvogen Pharma U.S., Term loan B, 6.000%, 03/31/22	2,481,094	0.2
			4,968,190	0.5

		Ecological Services & Equipment: 1.2%
4,515,875		4L Holdings Inc., Term Loan B, 5.500%, 05/08/20	4,470,716	0.5
6,113,783		ADS Waste Holdings, Inc., B-2, 3.750%, 10/09/19	6,051,881	0.6
907,725		Waste Industries USA, Inc., Term Loan B, 4.250%, 02/24/20	911,980	0.1
			11,434,577	1.2

		Electronics/Electrical: 11.0%
2,394,000		Accuvant Inc., First Lien Term Loan, 6.250%, 01/28/22	2,398,987	0.2
1,871,509		Active Network, Inc., First Lien Term Loan, 5.500%, 11/15/20	1,852,794	0.2
2,863,750		Aptean Holdings, Inc., First Lien Term Loan, 5.250%, 02/27/20	2,845,852	0.3
700,000		Aptean Holdings, Inc., Second Lien Term Loan, 8.500%, 02/27/21	678,125	0.1
2,296,255		Aspect Software, Inc., Term Loan, 7.250%, 05/07/16	2,293,327	0.2
865,344		Avago Technologies, Term Loan B, 3.750%, 05/06/21	867,802	0.1
4,922,068		Blackboard Inc., Term Loan B-3, 4.750%, 10/04/18	4,916,796	0.5
1,750,000		Blue Coat Systems, Inc., Term Loan B, 4.500%, 05/23/22	1,746,355	0.2
3,788,091		BMC Software, Inc., U.S. Term Loan, 5.000%, 09/10/20	3,575,538	0.4
3,840,700		Compuware Corporation, Term Loan B-2, 6.250%, 12/15/21	3,755,886	0.4
5,895,188	(1)	Dell International LLC, Term B Loans, 4.000%, 04/29/20	5,900,977	0.6
1,414,362		ECI, Term Loan B, 5.750%, 05/28/21	1,425,546	0.1
2,000,000		Epicor Software Corporation, Term Loan B, 4.750%, 05/26/22	1,997,708	0.2
2,577,527		Epiq Systems, Inc., Term Loan, 4.500%, 08/27/20	2,575,465	0.3
450,000		Eze Castle Software, Inc., Second Lien Term Loan, 7.250%, 04/04/21	441,000	0.0
1,914,590		Eze Castle Software, Inc., Term Loan B-1, 4.000%, 04/04/20	1,911,798	0.2
937,500		FCI International S.A.S., Term Loan B, 6.250%, 12/31/20	938,672	0.1
6,677,550		Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 4.250%, 02/28/20	6,692,681	0.7
3,458,611		Freescale Semiconductor, Inc., Tranche B-5 Term Loan, 5.000%, 01/15/21	3,477,104	0.4
8,593,035		Go Daddy Operating Company, LLC, Term Loan, 4.250%, 05/13/21	8,613,177	0.9
1,649,537		Greeneden U.S. Holdings II, LLC, Existing Term Loan B, 4.000%, 02/08/20	1,647,476	0.2
3,141,966		Hyland Software, Inc., First Lien Term Loan, 4.750%, 02/19/21	3,153,748	0.3
1,150,000	(1)	Hyland Software, Inc., Second Lien Term Loan, 06/30/23	1,151,917	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Electronics/Electrical: (continued)
3,300,000	(1)	Informatica Corporation, Term Loan B, 06/03/22	$3,296,561	0.3
7,444,291		Kronos Incorporated, Upsized Term Loan, 4.500%, 10/30/19	7,458,249	0.8
1,685,487		M/A-COM Technology Solutions Holdings, Inc., Term Loan B, 4.500%, 05/07/21	1,689,701	0.2
2,206,521		Omnitracs Inc., Upsized First Lien Term Loan, 4.750%, 11/25/20	2,210,199	0.2
550,000		Omnitracs Inc., Upsized Second Lien Term Loan, 8.750%, 05/25/21	540,604	0.1
1,236,522		Open Link Financial, Inc., Term Loan, 6.250%, 10/30/17	1,238,068	0.1
5,116,561		RedPrairie Corporation, Incremental First Lien Term Loan, 6.000%, 12/21/18	4,940,679	0.5
500,000		RedPrairie Corporation, Second Lien Term Loan, 11.250%, 12/20/19	461,459	0.1
4,189,500	(1)	Riverbed Technology, Inc., First Lien Term Loan, 6.000%, 04/24/22	4,234,340	0.4
1,003,878		Rovi Solutions Corporation, Term Loan B, 3.750%, 07/02/21	998,075	0.1
3,577,987		Skillsoft Corp., First Lien Term Loan, 5.750%, 04/28/21	3,505,469	0.4
3,000,000		TTM Technologies, Term Loan B, 6.000%, 05/07/21	2,988,750	0.3
7,950,000		Zebra Technologies, Term Loan B, 4.750%, 10/27/21	8,053,239	0.8
			106,474,124	11.0

		Equity REITs and REOCs: 0.1%
1,350,000		Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/29/20	1,374,750	0.1

		Financial Intermediaries: 1.1%
3,736,402		Duff & Phelps, Add-on Term Loan, 4.500%, 04/23/20	3,742,630	0.4
661,515		Guggenheim Partners Investment Management Holdings, LLC, Term Loan B, 4.250%, 07/22/20	664,823	0.1
1,644,699		MoneyGram International, Inc., Term Loan B, 4.250%, 03/27/20	1,564,520	0.2
3,416,809		Santander Asset Management, Term Loan B-1 USD, 4.250%, 12/17/20	3,429,622	0.3
1,062,178		Walker & Dunlop, Term Loan, 5.250%, 12/20/20	1,070,144	0.1
			10,471,739	1.1

		Food Products: 1.7%
3,432,197		Advance Pierre Foods, First Lien Term Loan B, 5.750%, 07/10/17	3,441,207	0.4
1,500,000		Advance Pierre Foods, Second Lien Term Loan, 9.500%, 10/10/17	1,526,250	0.2
1,463,045		Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	1,466,703	0.2
246,875		Atrium Innovations, Inc., USD First Lien Term Loan, 4.250%, 02/15/21	241,629	0.0
250,000		Atrium Innovations, Inc., USD Second Lien Term Loan, 7.750%, 08/13/21	232,500	0.0
5,281,314		CSM Bakery Supplies, First Lien Term Loan, 5.000%, 07/03/20	5,284,614	0.5
2,718,088		Del Monte Foods Consumer Products, Inc., First Lien, 4.250%, 02/18/21	2,599,171	0.3
450,000		Del Monte Foods Consumer Products, Inc., Second Lien, 8.250%, 08/18/21	411,469	0.0
810,534		NPC International, Term Loan, 4.000%, 12/28/18	806,988	0.1
			16,010,531	1.7

		Food Service: 1.2%
3,261,225		CEC Entertainment, Inc., First Lien Term Loan, 4.000%, 02/14/21	3,181,054	0.3
1,744,375		P.F. Chang's China Bistro, Inc., Term Loan, 4.250%, 06/30/19	1,725,841	0.2
6,835,149	(1)	Restaurant Brands International (F.K.A. Burger King Corporation), Term Loan B, 3.750%, 12/12/21	6,839,421	0.7
			11,746,316	1.2

		Food/Drug Retailers: 1.7%
4,688,250		Albertsons LLC, Term Loan B4, 5.500%, 08/25/21	4,717,819	0.5
1,673,408		Del Taco, Term Loan, 5.269%, 10/01/18	1,675,500	0.2
2,481,250		Portillo Restaurant Group (The), First Lien Term Loan, 4.750%, 08/04/21	2,486,418	0.2
650,000		Portillo Restaurant Group (The), Second Lien Term Loan, 8.000%, 08/04/22	652,709	0.1
1,015,076		Roundys Supermarkets, Inc., Term Loan B, 5.750%, 03/03/21	985,682	0.1
4,954,244		Supervalu, Term Loan, 4.500%, 03/21/19	4,971,416	0.5

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Food/Drug Retailers: (continued)
1,046,040		TGI Friday's, Inc., First Lien Term Loan, 5.250%, 07/15/20	$1,052,577	0.1
			16,542,121	1.7

		Forest Products: 0.0%
392,005		Xerium Technologies, Inc., Term Loan B, 5.750%, 05/17/19	394,700	0.0

		Health Care: 10.0%
2,962,500		Accellent, Inc., First Lien Term Loan, 4.500%, 03/14/21	2,950,155	0.3
1,410,750		Aegis Sciences, First Lien Term Loan, 5.500%, 02/19/21	1,361,374	0.1
4,325,000		Air Medical Group Holdings, Inc., Term Loan B, 4.500%, 04/28/22	4,303,375	0.4
1,950,000	(1)	Alere US Holdings, LLC, New Term Loan B, 06/15/22	1,954,740	0.2
625,000		Aspen Dental Management, Inc., Term Loan B, 5.500%, 04/29/22	628,125	0.1
3,316,826		ATI Physical Therapy, Term Loan B, 5.250%, 12/20/19	3,333,410	0.3
1,736,809		CareCore National, LLC, Term Loan B, 5.500%, 03/05/21	1,745,493	0.2
5,896,523		Catalent Pharma Solutions, Inc., USD Term Loan, 4.250%, 05/20/21	5,914,949	0.6
2,818,683	(1)	CHG Medical Staffing, Inc., New First Lien Term, 4.250%, 11/19/19	2,821,767	0.3
5,234,515		CHS/Community Health Systems, Inc., Term Loan H, 4.000%, 01/27/21	5,247,963	0.5
1,325,000		Concentra Inc, Term loan B, 4.000%, 05/14/22	1,324,984	0.1
3,168,000		Connolly / iHealth Technologies, First Lien, 4.500%, 05/14/21	3,183,840	0.3
1,000,000		Connolly / iHealth Technologies, Second Lien, 8.000%, 05/14/22	1,007,500	0.1
2,283,994		Correct Care Solutions, First Lien Term Loan, 5.000%, 07/22/21	2,215,474	0.2
2,420,578		DJO Finance LLC, First Lien Term Loan, 4.250%, 06/05/20	2,427,840	0.3
2,891,747		Healogics, Inc., First Lien Term Loan, 5.250%, 07/01/21	2,886,290	0.3
1,250,000		Healogics, Inc., Second Lien Term Loan, 9.000%, 07/01/22	1,209,375	0.1
2,529,833		Iasis Healthcare LLC, Term Loan B-2, 4.500%, 05/03/18	2,536,552	0.3
1,957,747		Immucor, Inc., Term B-2 Loan, 5.000%, 08/17/18	1,967,536	0.2
1,328,302		Medpace Holdings, Inc., Term Loan B, 4.750%, 04/05/21	1,334,113	0.1
5,731,009	(1)	Millennium Laboratories, LLC, Term Loan B, 5.250%, 04/15/21	2,399,860	0.3
2,331,818		Multiplan, Inc, Term Loan, 3.750%, 04/01/21	2,323,438	0.2
1,391,392		NVA Holdings, Inc., First Lien Term Loan, 4.987%, 08/15/21	1,395,451	0.1
1,588,961		Onex Carestream Finance LP, First Lien, 5.000%, 06/07/19	1,591,232	0.2
664,693		Onex Carestream Finance LP, Second Lien, 9.500%, 11/30/19	662,367	0.1
4,554,000		Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.750%, 06/30/21	4,471,145	0.5
3,373,819		Par Pharmaceutical Companies, B-2, 4.000%, 09/30/19	3,374,875	0.4
248,750		Par Pharmaceutical Companies, B-3, 4.250%, 09/28/19	248,905	0.0
3,948,791		Pharmaceutical Product Development, Inc., Term Loan B-1, 4.000%, 12/05/18	3,954,963	0.4
2,527,844		Phillips-Medisize Corporation, First Lien Term Loan, 4.750%, 06/16/21	2,529,424	0.3
250,000		Phillips-Medisize Corporation, Second Lien Term Loan, 8.250%, 06/16/22	249,219	0.0
1,409,627		Progressive Solutions, Inc., First Lien, 5.500%, 10/22/20	1,416,088	0.1
2,992,500		Siemens Audiology Solutions, Term Loan B USD, 5.500%, 01/17/22	2,988,759	0.3
3,510,000	(1)	Sterigenics International LLC, Term Loan B, 4.250%, 05/08/22	3,518,775	0.4
4,626,510	(1)	Surgery Center Holdings, Inc., First Lien Term Loan, 5.250%, 11/03/20	4,614,944	0.5
847,875		Surgical Care Affiliates LLC, Term Loan B, 4.250%, 03/17/22	851,055	0.1
6,483,750		Valeant Pharmaceuticals International, Inc., F1 Term Loan, 4.000%, 04/01/22	6,488,172	0.7
2,589,714		Valeant Pharmaceuticals International, Inc., Series E-1 Tranche B, 3.500%, 08/05/20	2,584,211	0.3

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Health Care: (continued)
1,047,165		Valeant Pharmaceuticals International, Inc., Tranche B Series D-2, 3.500%, 02/13/19	$1,046,248	0.1
			97,063,986	10.0

		Home Furnishings: 1.2%
5,424,808		AOT Bedding Super Holdings, LLC, Term Loan B, 4.250%, 10/01/19	5,436,336	0.6
2,727,475		Hillman Group (The), Inc., Term Loan B, 4.500%, 06/30/21	2,751,340	0.3
1,035,702		Monitronics International, Inc., Add-on Term Loan, 4.250%, 03/23/18	1,038,075	0.1
1,995,000		Monitronics International, Inc., Term Loan B-1, 4.500%, 04/02/22	2,001,859	0.2
			11,227,610	1.2

		Industrial Equipment: 3.8%
2,328,425		Accudyne Industries LLC, Term Loan, 4.000%, 12/13/19	2,257,601	0.2
991,119		Alliance Laundry Systems LLC, First Lien Term Loan, 4.250%, 12/10/18	994,836	0.1
4,747,511		Apex Tool Group, Term Loan B, 4.500%, 01/31/20	4,670,364	0.5
613,380		CeramTec GmbH, Dollar Term B-1 Loan, 4.250%, 08/30/20	614,531	0.1
62,233		CeramTec GmbH, Dollar Term B-2 Loan, 4.250%, 08/30/20	62,350	0.0
184,668		CeramTec GmbH, Dollar Term B-3 Loan, 4.250%, 08/30/20	185,014	0.0
3,070,653		Doncasters Group Limited, First Lien Term Loan USD, 4.500%, 04/09/20	3,075,771	0.3
2,448,217		Filtration Group Corporation, First Lien Term Loan, 4.250%, 11/15/20	2,459,949	0.3
126,330		Filtration Group Corporation, Second Lien Term Loan, 8.250%, 11/30/21	127,171	0.0
5,649,387		Gardner Denver, Inc., Term Loan B USD, 4.250%, 07/30/20	5,527,926	0.6
1,313,526		International Equipment Solutions, LLC, Term Loan, 6.753%, 08/16/19	1,315,989	0.1
6,870,038		Rexnord Corporation / RBS Global, Inc., First Lien Term Loan, 4.000%, 08/21/20	6,861,451	0.7
1,151,458		Sensus Metering Systems Inc., Upsized First Lien Term Loan, 4.500%, 05/09/17	1,146,420	0.1
1,919,269		Signode Industrial Group, US Dollar Tranche Term Loan, 3.750%, 05/01/21	1,916,571	0.2
818,419		SunSource, First Lien Term Loan, 4.750%, 02/15/21	817,907	0.1
505,936		VAT Holding, Term Loan B, 4.250%, 02/11/21	505,936	0.1
3,925,424		WTG Holdings III Corp., First Lien Term Loan, 4.750%, 01/15/21	3,920,517	0.4
250,000		WTG Holdings III Corp., Second Lien Term Loan, 8.500%, 01/15/22	246,875	0.0
			36,707,179	3.8

		Leisure Goods/Activities/Movies: 4.7%
6,439,968		24 Hour Fitness Worldwide, Inc, Term Loan B, 4.750%, 05/28/21	6,148,160	0.6
2,528,927		Bauer Performance Sports, Term Loan B, 4.000%, 04/15/21	2,528,401	0.3
4,977,650		Delta2 Sarl Luxembourg (Formula One World Championship), Facility B3, 4.750%, 07/30/21	4,953,538	0.5
1,500,000		Delta2 Sarl Luxembourg (Formula One World Championship), Second Lien Facility, 7.750%, 08/08/22	1,502,345	0.2
3,600,025		Equinox Holdings, Inc., First Lien Term Loan, 5.000%, 01/31/20	3,624,775	0.4
3,051,248		FGI Operating, Fungible Term Loan B Add On, 5.500%, 04/19/19	2,906,314	0.3
9,588,812		Fitness International, LLC., Term Loan B, 5.500%, 07/01/20	9,256,205	1.0
2,350,000	(1)	Life Time Fitness, Term Loan B, 06/10/22	2,335,679	0.2
2,082,857	(1)	NEP/NCP Holdco, Inc, Second Lien, 10.000%, 07/22/20	2,070,708	0.2
5,193,194		NEP/NCP Holdco, Inc, Term Loan B with Add on, 4.250%, 01/22/20	5,136,068	0.5
2,699,567		SRAM, LLC, First Lien Term Loan, 4.027%, 04/10/20	2,699,567	0.3
2,194,500		TWCC Holding Corporation, Extended First Lien Term Loan, 5.750%, 02/13/20	2,171,183	0.2
			45,332,943	4.7

		Lodging & Casinos: 5.0%
8,542,975		Amaya Gaming Group Inc., First Lien Term Loan B, 5.000%, 08/01/21	8,541,198	0.9

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Lodging & Casinos: (continued)
2,650,000		Amaya Gaming Group Inc., Second Lien Term Loan, 8.000%, 08/01/22	$2,680,642	0.3
1,475,037		American Casino and Entertainment Properties LLC, First Lien Term Loan, 4.500%, 07/03/19	1,478,725	0.1
2,500,000	(1)	Aristocrat Leisure Limited, Term Loan B, 4.750%, 10/21/21	2,514,410	0.3
1,320,236		Boyd Gaming Corporation, Term Loan B, 4.000%, 08/14/20	1,325,278	0.1
2,260,113	(1)	Cannery Casino Resorts, LLC, First Lien Term Loan, 6.000%, 10/02/18	2,242,220	0.2
5,727,794		CityCenter Holdings, LLC, Term Loan, 4.250%, 10/15/20	5,738,534	0.6
2,189,000		Global Cash Access, Inc., Term Loan B, 6.250%, 12/18/20	2,207,471	0.2
1,027,856		Golden Nugget, Inc., Delayed Draw Term Loan, 5.500%, 11/21/19	1,038,263	0.1
2,367,662		Golden Nugget, Inc., Term Loan, 5.500%, 11/21/19	2,391,634	0.2
350,000		Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	322,000	0.0
2,085,100		Peppermill Casinos, Inc., Term Loan B, 7.250%, 11/09/18	2,102,042	0.2
4,424,742		Scientific Games International, Inc., Term Loan B, 6.000%, 10/18/20	4,429,445	0.5
2,985,000		Scientific Games International, Inc., Term Loan B-2, 6.000%, 10/01/21	2,986,525	0.3
6,453,916		Station Casinos LLC, Term Loan, 4.250%, 03/02/20	6,458,524	0.7
2,574,968		Twin River Management Group, Inc., Term Loan B, 5.250%, 07/10/20	2,578,186	0.3
			49,035,097	5.0

		Mortgage REITs: 0.1%
500,000		International Market Centers, Second Lien Term Loan, 8.750%, 08/11/21	498,750	0.1

		Nonferrous Metals/Minerals: 0.4%
1,339,391		Fairmount Minerals, Ltd., Tranche B-2 Term Loans, 4.500%, 09/05/19	1,275,212	0.1
2,875,000		Novelis Inc., Term Loan B, 4.000%, 06/02/22	2,864,219	0.3
			4,139,431	0.4

		Oil & Gas: 2.1%
3,242,558		Bronco Midstream Funding, LLC, Term Loan, 5.000%, 08/15/20	3,202,026	0.3
1,240,625		CITGO, Term Loan B, 4.500%, 07/30/21	1,242,434	0.1
2,159,345		CITGO Holding, Inc., Holdco Term Loan, 9.500%, 05/12/18	2,169,805	0.2
1,858,824		Energy Transfer Equity, L.P., New Term Loan, 4.000%, 12/02/19	1,861,480	0.2
1,761,034		FTS International, Inc. (fka FracTech), Term Loan, 5.750%, 04/16/21	1,424,971	0.1
3,422,875		Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.500%, 06/15/20	2,775,380	0.3
2,543,625		Penn Product Terminals, Term Loan, 4.750%, 04/01/22	2,553,960	0.3
992,481		Seventy Seven Energy Inc., Term Loan, 3.750%, 06/25/21	920,526	0.1
1,487,481		Southcross Holdings L.P., Term Loan B, 6.000%, 08/04/21	1,446,575	0.2
2,561,025		Western Refining, Inc., Term Loan, 4.250%, 11/12/20	2,557,823	0.3
			20,154,980	2.1

		Property & Casualty Insurance: 0.2%
69,231		Acrisure, LLC, First Lien Delayed Draw Term Loan, 1.633%, 05/13/22	69,445	0.0
2,027,473		Acrisure, LLC, First Lien Term Loan, 5.250%, 05/13/22	2,033,758	0.2
			2,103,203	0.2

		Publishing: 1.8%
3,085,615		Cengage Learning Acquisition, Inc., First Lien Term Loan, 7.000%, 03/31/20	3,097,186	0.3
2,700,000		Eden Bidco Limited (Top Right Group), Term Loan B2 USD, 6.000%, 04/30/22	2,686,500	0.3
1,831,558		McGraw Hill Global Education, Term Loan B, 4.750%, 03/22/19	1,843,006	0.2
2,725,000		Merrill Communications, LLC, New First Lien Term Loan, 6.250%, 05/29/22	2,725,000	0.3
2,596,884		Penton Media, Inc, First Lien, 5.000%, 09/30/19	2,609,868	0.2
867,654		Penton Media, Inc, Second Lien, 9.000%, 09/30/20	875,246	0.1

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Publishing: (continued)
3,841,727		Tribune Company, Term Loan B, 4.000%, 12/31/20	$3,845,730	0.4
			17,682,536	1.8

		Radio & Television: 1.9%
2,681,947		Cumulus Media Holdings Inc., Term Loan, 4.250%, 12/23/20	2,552,878	0.3
3,476,399		Clear Channel Communications, Inc., Term Loan E, 7.687%, 07/30/19	3,265,642	0.3
1,334,780		Learfield Communications, Inc, First Lien Term Loan, 4.500%, 10/08/20	1,336,448	0.1
562,500		Learfield Communications, Inc, Second Lien Term Loan, 8.750%, 10/08/21	568,125	0.1
2,315,085		Media General, Inc, DD Term Loan L-B, 4.000%, 07/31/20	2,323,767	0.2
1,663,571		Salem Communications Corporation, Term Loan B, 4.500%, 03/14/20	1,660,452	0.2
3,799,094		Univision Communications, Inc., Term Loan-C3, 4.000%, 03/01/20	3,783,066	0.4
3,407,206		Univision Communications, Inc., Term Loan-C4, 4.000%, 03/01/20	3,389,697	0.3
			18,880,075	1.9

		Retailers (Except Food & Drug): 7.9%
2,362,303		99 Cents Only Stores, Term Loan Facility, 4.500%, 01/15/19	2,196,942	0.2
1,492,500		Abercrombie & Fitch Management Co., Term Loan B, 4.750%, 08/07/21	1,467,625	0.2
2,327,830	(1)	Bass Pro Group, LLC, Term Loan B, 06/01/20	2,332,679	0.2
8,682,072		BJs Wholesale Club, First Lien Term Loan, 4.500%, 09/26/19	8,699,002	0.9
1,365,000		BJs Wholesale Club, Second Lien Term Loan, 8.500%, 03/26/20	1,378,366	0.1
5,429,747	(1)	Dollar Tree, Term Loan B-1, 3.500%, 05/26/22	5,438,798	0.6
2,982,811		OneStopPlus, First Lien Term Loan, 4.750%, 03/15/21	2,975,354	0.3
5,017,021		Harbor Freight Tools USA, Inc., Term Loan, 4.750%, 07/26/19	5,050,886	0.5
1,458,016		Hudson's Bay Company, Term Loan, 4.750%, 11/04/20	1,463,874	0.2
994,975		J. Crew, Term Loan B, 4.000%, 03/01/21	862,519	0.1
2,229,337		Lands' End, Inc., Term Loan B, 4.250%, 04/04/21	2,136,447	0.2
4,517,333		Leslies Poolmart, Inc., Term Loan, 4.250%, 10/16/19	4,523,545	0.5
1,741,250		Mattress Firm Holding Corp., Term Loan B, 5.000%, 10/20/21	1,757,574	0.2
2,519,091		Men's Wearhouse, Term Loan, 4.500%, 06/18/21	2,530,112	0.3
5,910,425		Neiman Marcus Group, Inc, Term Loan, 4.250%, 10/25/20	5,884,567	0.6
3,314,436		Ollie's Holdings, Inc., Term Loan, 4.750%, 09/28/19	3,314,436	0.3
4,931,847		Party City Holdings Inc, Term Loan B, 4.000%, 07/29/19	4,932,232	0.5
2,533,500		Payless ShoeSource, First Lien Term Loan, 5.000%, 03/05/21	2,418,702	0.3
8,800,000		PetSmart, Inc., Term Loan B, 4.250%, 03/11/22	8,801,496	0.9
997,462		rue21 inc., Term Loan B, 5.625%, 10/10/20	916,418	0.1
2,107,373		Savers, Term Loan B, 5.000%, 07/09/19	1,973,028	0.2
462,480		Sleepy's Holdings, LLC, Term Loan, 5.000%, 03/30/19	461,902	0.0
4,975,000	(1)	Staples, Inc., Term Loan B, 04/23/21	4,975,343	0.5
			76,491,847	7.9

		Surface Transport: 0.8%
3,491,250		Goodpack Ltd., First Lien Term Loan, 4.750%, 09/09/21	3,433,061	0.4
500,000		Goodpack Ltd., Second Lien Term Loan, 8.000%, 09/09/22	497,500	0.0
1,982,481		OSG Bulk Ships, Inc., First Lien Term Loan, 5.250%, 08/05/19	1,984,959	0.2
321,750		V.Group, Term Loan B, 5.000%, 06/30/21	322,957	0.0
1,915,200		Wabash National Corporation, Term Loan B, 4.250%, 03/19/22	1,925,973	0.2
			8,164,450	0.8

		Telecommunications: 6.3%
3,364,772		Aricent Group, First Lien Term Loan, 5.500%, 04/14/21	3,384,399	0.3
7,852,718		Asurion, LLC, Incremental Tranche B-1 Term Loan, 5.000%, 05/24/19	7,876,166	0.8
1,150,000		Asurion, LLC, Second Lien Term Loan, 8.500%, 02/28/21	1,170,412	0.1
2,447,027	(1)	Avaya Inc., Term B-6 Loan, 6.500%, 03/31/18	2,438,069	0.3
4,581,447		Avaya Inc., Term B-7 Loan, 6.250%, 04/30/20	4,435,414	0.5

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description (continued)	Fair Value	Percentage of Net Assets
LOANS*: (continued)
		Telecommunications: (continued)
1,500,000	(1)	CommScope, Inc., Incremental Term Loan B, 05/21/22	$1,500,704	0.2
7,250,000		Communications Sales & Leasing, Inc., Term Loan B, 5.000%, 10/14/22	7,115,570	0.7
1,985,613		Consolidated Communications, Inc., Term Loan B, 4.250%, 12/19/20	1,992,231	0.2
1,190,487		Encompass Digital Media, Inc., First Lien, 5.500%, 06/05/21	1,197,928	0.1
525,000		Encompass Digital Media, Inc., Second Lien, 8.750%, 06/05/22	523,687	0.1
3,323,387		Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	3,281,845	0.3
850,000		Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	816,000	0.1
2,456,732		Hawaiian Telcom Communications, Inc., Term Loan B, 5.000%, 06/06/19	2,467,991	0.3
3,610,000		Level 3 Financing, Inc, Term Loan B-4, 4.000%, 01/15/20	3,612,707	0.4
2,975,498		Level 3 Financing, Inc, Tranche B-II 2022 Term Loan, 3.500%, 05/31/22	2,957,832	0.3
1,450,000		Level 3 Financing, Inc, Tranche B-III 2019 Term Loan, 4.000%, 08/01/19	1,450,226	0.1
2,611,700		Lightower Fiber Networks, First Lien Term Loan, 4.000%, 04/13/20	2,601,906	0.3
760,000	(1)	Securus Technologies, Inc., Incremental Term Loan B-2, 04/30/20	749,075	0.1
1,720,610		Securus Technologies, Inc., Upsized First Lien Term Loan, 4.750%, 04/30/20	1,675,444	0.2
3,376,340		Syniverse Holdings, Inc., Initial Term Loan, 4.000%, 04/23/19	3,199,082	0.3
4,241,772		U.S. Telepacific Corp, Term Loan B, 6.000%, 11/21/20	4,245,306	0.4
2,397,212		XO Communications, First Lien Term Loan, 4.250%, 03/19/21	2,397,812	0.2
			61,089,806	6.3

		Utilities: 1.5%
761,462		Atlantic Power Limited Partnership, Term Loan, 4.750%, 02/28/21	764,317	0.1
2,000,000		Calpine Corp, Term Loan B-5, 3.500%, 05/22/22	1,985,156	0.2
625,000		Energy Future Intermediate Holding Company LLC, First Lien DIP, 4.250%, 06/11/16	626,562	0.1
3,062,395		La Frontera Generation, LLC, Term Loan, 4.500%, 09/30/20	3,051,548	0.3
2,000,000		Longview Power, LLC, Term Loan, 7.000%, 04/15/21	2,018,750	0.2
1,324,789		Pike Corporation, First Lien Term Loan, 5.500%, 12/22/21	1,330,860	0.1
1,467,625		Southeast PowerGen, LLC, Term Loan B, 4.500%, 12/02/21	1,477,715	0.1
1,979,798		TPF Generation Holdings, LLC, Term Loan, 4.750%, 12/31/17	1,903,081	0.2
1,741,250		TPF II Power, LLC, Term Loan, 5.508%, 09/30/21	1,758,010	0.2
			14,915,999	1.5

	Total Loans
	(Cost $904,780,963)		897,286,182	92.4

Shares		Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.0%
8,034	EveryWhere Global	70,969	0.0
	Total Equities and Other Assets
	(Cost $–)	70,969	0.0

	Total Long-Term Investments
	(Cost $904,780,963)	897,357,151	92.4

SHORT-TERM INVESTMENTS: 8.7%
	Short-Term Investments: 8.7%
85,000,000	State Street Institutional Liquid Reserves Fund — Institutional Class, 0.11%††
	(Cost $85,000,000)	85,000,000	8.7

	Total Short-Term Investments
	(Cost $85,000,000)	85,000,000	8.7

	Total Investments (Cost $989,780,963)	$982,357,151	101.1
	Liabilities in Excess of Other Assets	(10,413,604)	(1.1)
	Net Assets	$971,943,547	100.0

*	Loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.
†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2015.

Voya Floating Rate Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

(1)	Loans purchased on a when-issued or delayed-delivery basis. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

Cost for federal income tax purposes is $990,112,395.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$3,236,871
Gross Unrealized Depreciation	(10,992,115)

Net Unrealized Depreciation	$(7,755,244)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Equities and Other Assets	$–	$70,969	$–	$70,969
Loans	–	897,286,182	–	897,286,182
Short-Term Investments	85,000,000	–	–	85,000,000
Total Investments, at fair value	$85,000,000	$897,357,151	$–	$982,357,151
Other Financial Instruments+
Unfunded commitments	–	475	–	475
Total Assets	$85,000,000	$897,357,626	$–	$982,357,626

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

The following unfunded commitments were outstanding as of June 30, 2015:

Borrower	Principal Amount	Fair Value	Unrealized Appreciation/(Depreciation)
Acrisure, LLC	$153,297	$475	$475

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.2%
16,464,586	^	Ginnie Mae, 0.354%, 02/16/44	$515,707	0.1
1,055,383		Vendee Mortgage Trust, 3.750%, 10/15/41	1,061,392	0.1

	Total Collateralized Mortgage Obligations
	(Cost $1,803,034)		1,577,099	0.2

U.S. GOVERNMENT AGENCY OBLIGATIONS: 119.1%
		Federal Home Loan Mortgage Corporation: 10.9%##
10,903,632	^	0.500%, due 07/15/36	199,210	0.0
80,376,000	W	3.000%, due 07/01/43	79,901,905	8.9
6,279,423		4.000%, due 01/01/45	6,656,912	0.8
4,001,905	^	4.500%, due 12/15/40	680,324	0.1
121,340		5.450%, due 12/01/37	134,880	0.0
157,700		5.450%, due 12/01/37	175,105	0.0
140,994		5.450%, due 05/01/38	156,494	0.0
1,187,472	^	5.500%, due 09/15/35	231,432	0.0
487,823		5.625%, due 12/01/36	551,858	0.1
43,716		5.625%, due 01/01/37	49,051	0.0
481,130		5.625%, due 01/01/37	541,971	0.1
37,008		5.625%, due 02/01/37	41,534	0.0
295,826		5.625%, due 03/01/37	332,064	0.1
77,808		5.625%, due 03/01/37	87,325	0.0
181,155		5.625%, due 03/01/37	203,291	0.0
107,991		5.625%, due 06/01/37	121,172	0.0
137,505		5.625%, due 07/01/37	154,349	0.0
98,080		5.625%, due 07/01/37	110,070	0.0
13,567		5.625%, due 12/01/37	15,218	0.0
128,664		5.625%, due 02/01/38	144,381	0.0
211,202		5.700%, due 06/01/37	237,315	0.1
153,155		5.700%, due 09/01/37	172,135	0.0
156,554		5.700%, due 12/01/37	174,928	0.0
1,586,763	^	5.915%, due 06/15/40	119,284	0.0
980,112		6.000%, due 03/15/34	1,103,285	0.1
111,732		6.090%, due 12/01/37	126,734	0.0
1,005,022		6.707%, due 07/15/33	1,182,146	0.2
19,699		7.500%, due 01/01/30	24,212	0.0
555,452	^	7.813%, due 10/25/23	109,046	0.0
10,853		8.000%, due 01/01/30	10,899	0.0
16,545		9.500%, due 07/01/20	17,149	0.0
759,095		19.304%, due 03/15/35	1,127,758	0.1
493,042		21.292%, due 04/15/35	716,970	0.1
1,616,782		27.858%, due 04/15/32	1,931,561	0.2
			97,541,968	10.9

		Federal National Mortgage Association: 13.9%##
42,415,126		0.387%, due 10/27/37	41,924,277	4.7
6,934,184	^	3.000%, due 01/25/33	1,186,737	0.1
22,000,000	W	3.000%, due 03/25/43	21,919,648	2.4
3,457,000		3.500%, due 09/25/42	3,329,340	0.4
7,254,997	^	4.000%, due 05/25/42	1,305,143	0.1
2,819,000	W	4.000%, due 07/01/44	2,986,896	0.3
1,397,331		4.250%, due 08/01/35	1,502,627	0.2
8,083,812		4.500%, due 09/01/41	8,768,700	1.0
4,300,000	W	4.500%, due 07/01/44	4,649,375	0.5
10,524,437	W	4.582%, due 11/25/33	10,782,459	1.2
559,176		4.750%, due 11/01/34	615,094	0.1
1,221,134		4.750%, due 11/01/34	1,347,742	0.2
1,269,104		4.750%, due 02/01/35	1,400,631	0.2
1,480,162		4.750%, due 04/01/35	1,636,148	0.2
1,133,394		4.750%, due 05/01/35	1,247,171	0.1
196,725		4.750%, due 07/01/35	214,755	0.0
1,241,310		4.750%, due 07/01/35	1,358,788	0.2
5,316,918		5.000%, due 05/25/33	6,020,698	0.7
1,902,966		5.000%, due 10/25/35	2,112,986	0.2
117,904		5.300%, due 09/01/36	131,328	0.0
77,233		5.300%, due 10/01/36	86,019	0.0
124,752		5.300%, due 10/01/36	139,044	0.0
291,259		5.300%, due 12/01/36	324,711	0.0
146,389		5.300%, due 12/01/36	163,210	0.0
79,437		5.300%, due 02/01/37	88,488	0.0
82,122		5.300%, due 04/01/37	91,467	0.0
166,613		5.300%, due 05/01/37	185,714	0.0
559,518		5.300%, due 08/01/37	623,271	0.1
69,561		5.300%, due 10/01/37	78,076	0.0
548,869		5.500%, due 05/25/34	604,376	0.1
91,392		5.875%, due 06/01/35	103,510	0.0
465,084		6.000%, due 01/25/44	526,987	0.1
6,796,962	^	6.063%, due 06/25/42	1,167,556	0.1
167,560		6.600%, due 07/01/27	184,788	0.0
98,901		6.600%, due 09/01/27	109,135	0.0
44,904		6.600%, due 11/01/27	46,421	0.0
36,606		6.600%, due 03/01/28	37,562	0.0
90,484		6.600%, due 06/01/28	96,888	0.0
49,697		7.500%, due 05/01/28	52,456	0.0
1,334,743		7.818%, due 03/25/39	1,598,049	0.2
207		8.500%, due 09/01/15	208	0.0
2,445,199		16.408%, due 05/25/35	3,180,901	0.4
531,761		25.812%, due 12/25/36	797,730	0.1
			124,727,110	13.9

		Government National Mortgage Association: 94.3%
47,572,682	^	0.193%, due 01/16/51	969,493	0.1
24,953,000	^	0.250%, due 06/20/36	250,573	0.0
21,886,433	^	0.372%, due 11/16/46	278,078	0.0
569,241		0.407%, due 02/20/34	568,892	0.1
2,165,899		0.512%, due 10/20/60	2,160,492	0.2
8,959,260		0.582%, due 02/20/62	8,980,368	1.0
1,585,438		0.582%, due 03/20/63	1,582,095	0.2
955,840	^	0.600%, due 02/16/48	9,672	0.0
3,955,915		0.652%, due 06/20/63	3,968,564	0.5
5,645,798		0.697%, due 10/20/62	5,666,602	0.6
8,159,643		0.700%, due 04/20/63	8,202,085	0.9
2,028,460		0.782%, due 07/20/63	2,044,168	0.2
14,638,695		0.782%, due 12/20/63	14,737,836	1.7
3,231,554		0.832%, due 05/20/62	3,265,120	0.4
5,601,034		0.832%, due 05/20/63	5,648,628	0.6
4,328,466		0.902%, due 09/20/63	4,381,431	0.5
819,092	^	1.000%, due 06/16/37	30,692	0.0
4,019,063		1.005%, due 01/20/60	4,059,685	0.5
3,041,983		1.185%, due 05/20/60	3,113,961	0.4
6,176,639		1.185%, due 05/20/60	6,318,007	0.7
11,326,979		1.232%, due 02/20/62	11,612,413	1.3
313,377	^	1.831%, due 10/16/52	19,871	0.0
5,941,609		2.320%, due 10/20/63	6,516,335	0.7
1,900,000	^	2.500%, due 11/20/43	666,539	0.1
8,000,000		3.000%, due 08/01/44	8,055,938	0.9
6,061,509	^	3.500%, due 08/16/40	788,103	0.1
90,000,000		3.500%, due 02/20/42	93,413,685	10.4
215,000,000		3.500%, due 01/20/45	222,575,422	24.8

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
4,000,000		3.526%, due 01/16/40	$4,157,946	0.5
12,760,841		3.750%, due 05/20/42	13,408,756	1.5
11,902,690		3.750%, due 05/20/42	12,499,709	1.4
205,531		4.000%, due 05/20/33	219,080	0.0
243,809		4.000%, due 08/15/33	259,897	0.0
464,237		4.000%, due 01/15/34	496,307	0.1
197,366		4.000%, due 03/15/34	210,350	0.0
184,590		4.000%, due 08/20/35	195,956	0.0
3,834,510	^	4.000%, due 04/20/38	385,153	0.1
3,038,615	^	4.000%, due 08/20/39	835,619	0.1
464,899		4.000%, due 05/15/40	495,483	0.1
6,539,530		4.000%, due 09/20/40	6,803,089	0.8
1,795,288		4.000%, due 12/20/40	1,876,727	0.2
3,870,517	^	4.000%, due 04/20/41	708,876	0.1
8,861,775		4.000%, due 07/20/41	9,382,148	1.1
1,070,124		4.000%, due 10/20/41	1,126,116	0.1
1,889,676	^	4.000%, due 03/20/42	324,321	0.0
4,103,237		4.000%, due 04/20/42	4,431,129	0.5
1,349,745		4.000%, due 09/15/42	1,443,215	0.2
3,003,144	^	4.000%, due 12/20/42	500,938	0.1
7,782,866		4.000%, due 12/20/44	8,325,755	0.9
7,957,638		4.000%, due 01/20/45	8,515,397	1.0
42,932,906		4.000%, due 03/20/45	45,788,447	5.1
6,100,000		4.000%, due 05/20/45	6,507,219	0.7
6,161,059		4.000%, due 05/20/45	6,572,350	0.7
1,932,062		4.350%, due 01/16/48	2,081,219	0.2
3,363,421		4.379%, due 05/20/41	3,637,359	0.4
2,488,715		4.397%, due 05/16/51	2,688,019	0.3
1,659,143		4.397%, due 05/16/51	1,759,001	0.2
497,163		4.500%, due 10/20/33	551,481	0.1
163,981		4.500%, due 01/20/34	170,255	0.0
302,506		4.500%, due 01/20/34	318,742	0.0
185,554		4.500%, due 03/20/34	194,373	0.0
153,618		4.500%, due 05/20/34	159,464	0.0
190,628		4.500%, due 06/20/34	197,653	0.0
265,212	^	4.500%, due 02/20/35	2,146	0.0
301,541		4.500%, due 10/20/35	311,075	0.0
466,115	^	4.500%, due 02/20/36	11,895	0.0
34,312		4.500%, due 07/20/36	37,182	0.0
33,453		4.500%, due 08/20/36	36,108	0.0
303,941	^	4.500%, due 12/20/37	23,340	0.0
112,143	^	4.500%, due 02/20/38	8,856	0.0
138,520		4.500%, due 07/20/38	144,312	0.0
813,949		4.500%, due 07/20/38	876,333	0.1
5,513,295	^	4.500%, due 04/20/39	895,693	0.1
8,334,312		4.500%, due 05/16/39	9,062,335	1.0
9,086,848		4.500%, due 05/20/39	9,935,777	1.1
4,761,000		4.500%, due 05/20/39	5,127,809	0.6
178,342		4.500%, due 06/20/39	188,105	0.0
2,145,717		4.500%, due 10/15/39	2,357,209	0.3
1,745,643		4.500%, due 11/15/39	1,908,931	0.2
1,939,994		4.500%, due 11/15/39	2,129,154	0.2
525,584		4.500%, due 12/15/39	577,277	0.1
1,608,252		4.500%, due 01/15/40	1,748,749	0.2
222,539		4.500%, due 01/20/40	231,044	0.0
5,721,616		4.500%, due 02/15/40	6,222,479	0.7
634,624		4.500%, due 06/15/40	692,258	0.1
381,904		4.500%, due 07/20/40	396,502	0.1
1,623,135		4.500%, due 08/20/40	1,685,179	0.2
3,031,954		4.500%, due 09/20/40	3,283,314	0.4
282,464		4.500%, due 07/20/41	293,261	0.0
3,753,942		4.500%, due 09/20/41	4,106,066	0.5
15,701,262	^	4.500%, due 12/16/42	2,857,981	0.3
4,800,000		4.500%, due 06/20/45	5,189,206	0.6
1,824,474		4.500%, due 02/16/48	2,035,938	0.2
1,933,479		4.546%, due 07/20/62	2,114,748	0.2
1,809,479		4.625%, due 10/20/35	1,977,897	0.2
883,230		4.639%, due 08/20/42	971,012	0.1
1,000,000		4.652%, due 01/16/50	1,088,873	0.1
10,180,401		4.660%, due 09/20/61	11,387,817	1.3
1,874,253		4.750%, due 08/20/35	2,059,832	0.2
2,738,035		4.750%, due 11/20/35	3,015,695	0.3
1,433,698		4.850%, due 05/20/40	1,553,781	0.2
4,253,985		4.861%, due 06/20/61	4,572,449	0.5
1,404,753		4.865%, due 04/16/48	1,470,091	0.2
75,962		5.000%, due 05/15/18	80,208	0.0
104,697		5.000%, due 03/20/24	111,223	0.0
300,684		5.000%, due 04/15/29	332,875	0.0
339,050		5.000%, due 04/15/30	377,352	0.1
2,796,647		5.000%, due 04/20/30	3,013,647	0.3
362,402		5.000%, due 10/15/30	403,137	0.1
405,995		5.000%, due 07/15/33	453,728	0.1
293,746		5.000%, due 10/20/33	312,810	0.0
165,766		5.000%, due 12/20/33	170,742	0.0
135,171		5.000%, due 02/20/34	141,290	0.0
141,751		5.000%, due 03/15/34	159,597	0.0
340,461		5.000%, due 04/15/34	377,181	0.1
218,779		5.000%, due 04/15/34	242,446	0.0
5,618,966		5.000%, due 10/20/34	6,420,354	0.7
407,792		5.000%, due 12/20/34	440,494	0.1
84,062		5.000%, due 01/15/35	93,166	0.0
76,340		5.000%, due 03/15/35	84,724	0.0
525,045		5.000%, due 03/15/35	581,413	0.1
2,857,854		5.000%, due 03/20/35	3,176,066	0.4
147,099		5.000%, due 04/15/35	163,612	0.0
178,979		5.000%, due 04/15/35	198,326	0.0
167,681		5.000%, due 04/15/35	185,862	0.0
741,678		5.000%, due 04/15/35	832,646	0.1
61,108		5.000%, due 05/15/35	69,177	0.0
225,280		5.000%, due 05/20/35	251,319	0.0
91,811		5.000%, due 06/15/35	101,738	0.0
663,614		5.000%, due 07/20/35	735,482	0.1
109,213		5.000%, due 09/15/35	121,145	0.0
239,207	^	5.000%, due 09/16/35	6,612	0.0
1,457,858		5.000%, due 10/20/35	1,644,384	0.2
1,139,702		5.000%, due 11/20/35	1,271,455	0.2
104,891		5.000%, due 12/15/35	116,308	0.0
610,855		5.000%, due 04/20/36	680,653	0.1
69,358		5.000%, due 05/20/37	70,882	0.0
98,974		5.000%, due 09/20/37	101,858	0.0
71,290		5.000%, due 12/20/37	75,234	0.0
113,495		5.000%, due 12/20/37	118,688	0.0
331,947		5.000%, due 01/20/38	353,928	0.0
3,712,054	^	5.000%, due 01/20/38	488,449	0.1
167,424		5.000%, due 02/15/38	185,624	0.0
179,065		5.000%, due 06/20/38	190,287	0.0
311,198		5.000%, due 06/20/38	330,429	0.0
58,018		5.000%, due 08/20/38	61,657	0.0
316,849		5.000%, due 10/20/38	336,696	0.0
221,073		5.000%, due 11/20/38	234,735	0.0
894,743		5.000%, due 01/20/39	950,040	0.1
366,985		5.000%, due 02/15/39	408,391	0.1
633,127		5.000%, due 03/15/39	715,249	0.1
1,029,000		5.000%, due 05/20/39	1,176,531	0.1
1,855,976	^	5.000%, due 07/16/39	314,652	0.0
436,853		5.000%, due 10/20/39	476,803	0.1
463,006		5.000%, due 11/15/39	518,019	0.1
1,749,835		5.000%, due 11/15/39	1,979,307	0.2

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
2,630,294		5.000%, due 11/15/39	$2,974,098	0.3
2,643,552		5.000%, due 12/20/39	2,942,378	0.3
1,303,187		5.000%, due 12/20/39	1,437,292	0.2
7,368,728	^	5.000%, due 03/20/40	1,219,220	0.1
687,347		5.000%, due 04/15/40	766,759	0.1
1,810,693		5.000%, due 05/15/40	2,041,221	0.2
41,639,380		5.000%, due 05/20/40	47,317,035	5.3
1,624,490		5.000%, due 09/15/40	1,804,809	0.2
875,113		5.000%, due 09/15/40	971,156	0.1
1,102,875	^	5.000%, due 05/20/41	226,226	0.0
2,585,377		5.000%, due 07/20/41	2,881,000	0.3
2,680,466		5.250%, due 01/20/36	3,059,864	0.3
945,370		5.422%, due 04/16/39	1,041,102	0.1
925,875		5.476%, due 03/16/44	1,006,225	0.1
165,290		5.500%, due 08/20/24	183,838	0.0
3,470		5.500%, due 04/20/29	3,871	0.0
100,973		5.500%, due 12/20/32	115,435	0.0
348,794		5.500%, due 08/20/33	398,119	0.1
84,325		5.500%, due 11/20/33	87,116	0.0
103,239		5.500%, due 12/20/33	117,846	0.0
225,000		5.500%, due 02/20/34	254,983	0.0
81,566		5.500%, due 03/20/34	83,433	0.0
497,428		5.500%, due 04/20/34	546,749	0.1
9,987		5.500%, due 04/20/34	11,105	0.0
1,121,101		5.500%, due 04/20/34	1,315,864	0.2
614,364		5.500%, due 04/20/34	701,219	0.1
105,380		5.500%, due 06/20/34	110,822	0.0
404,256		5.500%, due 06/20/34	452,824	0.1
133,438		5.500%, due 07/20/34	148,460	0.0
278,526		5.500%, due 07/20/34	310,145	0.0
130,512		5.500%, due 01/20/35	135,433	0.0
682,577		5.500%, due 05/15/35	785,718	0.1
462,113		5.500%, due 05/20/35	517,932	0.1
159,244		5.500%, due 06/20/35	177,169	0.0
1,251,018		5.500%, due 07/15/35	1,445,005	0.2
673,034		5.500%, due 08/15/35	759,791	0.1
31,966		5.500%, due 08/20/35	35,574	0.0
554,327		5.500%, due 09/20/35	623,087	0.1
10,987,637		5.500%, due 12/16/35	12,591,047	1.4
2,837,118		5.500%, due 02/20/36	3,369,645	0.4
183,596		5.500%, due 04/15/36	207,208	0.0
166,560		5.500%, due 06/20/36	189,052	0.0
200,000		5.500%, due 07/16/37	228,259	0.0
3,174,746		5.500%, due 10/20/37	3,574,896	0.4
55,117		5.500%, due 06/20/38	59,075	0.0
65,275		5.500%, due 08/20/38	69,964	0.0
99,449		5.500%, due 09/20/38	106,593	0.0
18,853		5.500%, due 10/20/38	20,230	0.0
193,554		5.500%, due 11/20/38	207,459	0.0
17,834		5.500%, due 12/20/38	19,116	0.0
102,076		5.500%, due 01/15/39	115,212	0.0
72,777		5.500%, due 01/20/39	78,005	0.0
528,569		5.500%, due 03/20/39	566,540	0.1
83,769		5.500%, due 06/15/39	94,373	0.0
32,749		5.500%, due 06/20/39	35,102	0.0
2,741,964		5.500%, due 09/16/39	3,383,839	0.4
119,753		5.500%, due 10/20/39	136,474	0.0
341,687		5.500%, due 09/15/40	386,802	0.1
662,646	^	5.500%, due 09/16/40	104,263	0.0
7,438,851	^	5.813%, due 09/20/38	1,194,720	0.1
9,666,416	^	5.813%, due 12/20/40	1,738,691	0.2
4,170,014	^	5.863%, due 12/20/40	738,962	0.1
3,269,587	^	5.913%, due 05/20/32	457,058	0.1
2,835,556	^	5.965%, due 09/16/39	519,558	0.1
1,646,603		5.970%, due 11/15/31	1,687,616	0.2
140,956		6.000%, due 01/20/24	151,432	0.0
266,411		6.000%, due 10/15/25	309,539	0.0
554,404		6.000%, due 04/15/26	635,356	0.1
148,227		6.000%, due 10/20/27	167,919	0.0
223,307		6.000%, due 05/15/29	247,300	0.0
886,984	^	6.000%, due 01/20/34	184,459	0.0
178,572		6.000%, due 10/20/34	208,132	0.0
861,188		6.000%, due 04/20/36	998,306	0.1
466,596		6.000%, due 03/15/37	530,214	0.1
336,058		6.000%, due 09/20/37	381,486	0.1
4,095,644		6.000%, due 10/20/37	4,833,114	0.5
2,206,904		6.000%, due 03/20/38	2,814,283	0.3
30,623		6.000%, due 05/20/38	33,924	0.0
470,077		6.000%, due 08/20/38	507,418	0.1
124,929		6.000%, due 09/20/38	134,915	0.0
178,750		6.000%, due 10/20/38	192,950	0.0
243,699		6.000%, due 11/15/38	276,757	0.0
315,192		6.000%, due 12/15/38	361,946	0.0
317,518		6.000%, due 12/15/38	360,597	0.0
2,325,926		6.000%, due 07/16/39	2,932,685	0.3
824,021		6.000%, due 08/15/39	965,344	0.1
810,604		6.000%, due 08/15/39	949,607	0.1
2,495,382		6.000%, due 08/16/39	2,913,142	0.3
692,053		6.000%, due 10/20/39	980,702	0.1
2,123,551	^	6.000%, due 01/16/40	898,701	0.1
14,321,142	^	6.165%, due 04/16/39	2,048,765	0.2
5,992,047	^	6.313%, due 09/20/37	1,048,608	0.1
6,125,732	^	6.313%, due 09/20/38	704,387	0.1
3,320,835	^	6.315%, due 05/16/38	617,473	0.1
5,496,550	^	6.465%, due 09/16/40	986,684	0.1
10,687,606	^	6.465%, due 04/16/42	2,564,628	0.3
183,894		6.490%, due 01/15/28	209,832	0.0
69,621		6.500%, due 07/20/29	80,844	0.0
61,451		6.500%, due 07/20/32	63,765	0.0
2,500		6.500%, due 09/20/34	2,867	0.0
118,655		6.500%, due 05/20/38	128,682	0.0
2,916,012	^	6.513%, due 11/20/34	586,127	0.1
2,609,463	^	6.585%, due 02/16/35	461,875	0.1
3,559		6.750%, due 08/15/28	4,063	0.0
403,330		7.000%, due 05/16/32	470,215	0.1
18,273		7.250%, due 01/15/29	18,828	0.0
1,311,760	^	7.415%, due 10/16/29	300,888	0.0
22,432		7.500%, due 08/20/27	26,277	0.0
569,162		7.500%, due 02/20/34	597,849	0.1
4,125,681	^	7.500%, due 04/16/37	1,304,061	0.2
1,345,174		7.500%, due 08/20/39	1,675,145	0.2
1,336,369		7.500%, due 08/20/39	1,885,551	0.2
10,610		7.800%, due 05/15/19	10,654	0.0
761		8.000%, due 03/20/24	764	0.0
14,759		8.000%, due 11/15/25	16,260	0.0
28,273		8.000%, due 07/15/26	31,767	0.0
9,584		8.000%, due 07/15/26	11,080	0.0
15,710		8.000%, due 09/15/26	16,083	0.0
17,091		8.000%, due 09/20/26	20,422	0.0
18,051		8.000%, due 12/15/26	20,543	0.0
6,707		8.000%, due 04/15/27	7,434	0.0
3,582		8.000%, due 06/15/27	3,597	0.0
36,486		8.000%, due 07/15/27	40,802	0.0
12,206		8.000%, due 03/15/28	12,348	0.0
15,537		8.050%, due 07/15/19	15,605	0.0
54,274		8.813%, due 04/20/34	56,995	0.0
6,035		9.000%, due 05/15/16	6,061	0.0
2,230		9.500%, due 11/15/21	2,538	0.0

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association: (continued)
1,133,888	13.931%, due 09/16/31	$1,435,489	0.2
58,104	15.627%, due 01/20/32	80,537	0.0
122,622	19.645%, due 09/20/37	175,209	0.0
361,700	20.446%, due 02/16/32	499,826	0.1
298,641	24.623%, due 04/16/37	395,370	0.1
		844,645,345	94.3

	Total U.S. Government Agency Obligations
	(Cost $1,050,297,543)	1,066,914,423	119.1

	Total Investments in Securities (Cost $1,052,100,577)	$1,068,491,522	119.3
	Liabilities in Excess of Other Assets	(172,489,776)	(19.3)
	Net Assets	$896,001,746	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
W	Settlement is on a when-issued or delayed-delivery basis.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Cost for federal income tax purposes is $1,055,342,905.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$17,960,051
Gross Unrealized Depreciation	(4,811,434)

Net Unrealized Appreciation	$13,148,617

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$–	$1,577,099	$–	$1,577,099
U.S. Government Agency Obligations	–	1,066,914,423	–	1,066,914,423
Total Investments, at fair value	$–	$1,068,491,522	$–	$1,068,491,522
Liabilities Table
Other Financial Instruments+
Futures	$(151,193)	$–	$–	$(151,193)
Total Liabilities	$(151,193)	$–	$–	$(151,193)

Voya GNMA Income Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2015, the following futures contracts were outstanding for Voya GNMA Income Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Short Contracts
U.S. Treasury 10-Year Note	(679)	09/21/15	$(85,670,707)	$(116,769)
U.S. Treasury 5-Year Note	(905)	09/30/15	(107,928,318)	(34,424)
			$(193,599,025)	$(151,193)

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya GNMA Income Fund as of June 30, 2015 were as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$151,193
Total Liability Derivatives		$151,193

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 95.0%
		Basic Materials: 6.1%
650,000		Aleris International, Inc., 7.875%, 11/01/20	$677,625	0.1
1,240,000		ArcelorMittal, 5.125%, 06/01/20	1,260,150	0.2
1,240,000		ArcelorMittal, 6.125%, 06/01/25	1,239,225	0.2
1,635,000	#	Aruba Investments, Inc., 8.750%, 02/15/23	1,675,875	0.3
1,470,000	#	Cascades, Inc., 5.500%, 07/15/22	1,427,737	0.3
920,000	#	Constellium NV, 5.750%, 05/15/24	823,400	0.2
1,500,000		Eagle Spinco, Inc., 4.625%, 02/15/21	1,460,625	0.3
1,105,000	#	Evolution Escrow Issuer LLC, 7.500%, 03/15/22	1,049,750	0.2
1,650,799		FMG Resources August 2006 Pty Ltd., 2.750%, 06/28/19	1,469,728	0.3
750,000	#	FMG Resources August 2006 Pty Ltd., 8.250%, 11/01/19	635,625	0.1
410,000	#	FMG Resources August 2006 Pty Ltd., 9.750%, 03/01/22	424,350	0.1
1,000,000		Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.875%, 02/01/18	907,500	0.2
950,000		Hexion US Finance Corp., 6.625%, 04/15/20	876,375	0.2
1,550,000		Huntsman International LLC, 4.875%, 11/15/20	1,553,875	0.3
780,000	#	Huntsman International LLC, 5.125%, 11/15/22	770,250	0.1
1,500,000		Momentive Performance Materials, Inc., 3.880%, 10/24/21	1,353,750	0.3
2,000,000	±	Momentive Performance Materials, Inc., 10/15/20	–	–
1,000,000		PolyOne Corp., 5.250%, 03/15/23	995,000	0.2
1,269,000		PolyOne Corp., 7.375%, 09/15/20	1,330,864	0.2
1,250,000	#	PQ Corp., 8.750%, 05/01/18	1,267,187	0.2
307,000	#	Rain CII Carbon, LLC / CII Carbon Corp., 8.000%, 12/01/18	300,860	0.1
500,000	#	Rain CII Carbon, LLC / CII Carbon Corp., 8.250%, 01/15/21	488,750	0.1
1,110,000	#	SPCM SA, 6.000%, 01/15/22	1,151,625	0.2
925,000		Steel Dynamics, Inc., 5.125%, 10/01/21	931,475	0.2
925,000		Steel Dynamics, Inc., 5.500%, 10/01/24	927,313	0.2
1,000,000		Tronox Finance LLC, 6.375%, 08/15/20	932,500	0.2
1,500,000	#	Unifrax I LLC / Unifrax Holding Co., 7.500%, 02/15/19	1,515,000	0.3
1,940,000	#	US Coatings Acquisition, Inc. / Axalta Coating Systems Dutch Holding B BV, 7.375%, 05/01/21	2,083,075	0.4
1,605,000	#	WR Grace & Co-Conn, 5.125%, 10/01/21	1,621,050	0.3
555,000	#	WR Grace & Co-Conn, 5.625%, 10/01/24	564,019	0.1
			31,714,558	6.1

		Communications: 18.2%
1,000,000	#	Alcatel-Lucent USA, Inc., 6.750%, 11/15/20	1,061,250	0.2
600,000	#	Altice Financing SA, 6.500%, 01/15/22	601,500	0.1
905,000	#	Altice Financing SA, 6.625%, 02/15/23	900,746	0.2
1,000,000	#	Altice Finco SA, 8.125%, 01/15/24	1,012,500	0.2
1,470,000	#	Altice SA, 7.625%, 02/15/25	1,385,475	0.3
1,640,000	#	Altice SA, 7.750%, 05/15/22	1,590,800	0.3
34,781	#	American Media, Inc., 13.500%, 06/15/18	36,042	0.0
720,000		Cablevision Systems Corp., 7.750%, 04/15/18	779,400	0.2
615,000	#	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/23	600,394	0.1
1,750,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.250%, 03/15/21	1,750,000	0.3
650,000		CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 04/30/21	681,687	0.1
2,050,000		CenturyLink, Inc., 5.625%, 04/01/20	2,096,125	0.4
1,495,000		CenturyLink, Inc., 5.800%, 03/15/22	1,433,331	0.3
1,750,000	#	Cequel Communications Holdings I LLC / Cequel Capital Corp., 5.125%, 12/15/21	1,595,781	0.3
500,000	#	Cequel Communications Holdings I, LLC / Cequel Capital Corp., 6.375%, 09/15/20	498,500	0.1
735,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	774,506	0.2
270,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	277,425	0.1
730,000		Clear Channel Worldwide Holdings, Inc., 6.500%, 11/15/22	762,850	0.1
105,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	108,806	0.0

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
1,530,000		Clear Channel Worldwide Holdings, Inc., 7.625%, 03/15/20	$1,600,762	0.3
1,500,000	#,&	CommScope Holding Co., Inc., 6.625%, 06/01/20	1,561,875	0.3
1,240,000	#	CommScope Tech Finance LLC, 6.000%, 06/15/25	1,238,450	0.2
1,130,000		Crown Media Holdings, Inc., 10.500%, 07/15/19	1,194,975	0.2
1,650,000		CSC Holdings LLC, 5.250%, 06/01/24	1,592,250	0.3
750,000		DISH DBS Corp., 5.125%, 05/01/20	760,312	0.1
1,070,000		DISH DBS Corp., 5.000%, 03/15/23	995,100	0.2
1,300,000		DISH DBS Corp., 5.875%, 07/15/22	1,277,250	0.2
1,070,000		DISH DBS Corp., 6.750%, 06/01/21	1,118,150	0.2
1,000,000		Equinix, Inc., 4.875%, 04/01/20	1,015,000	0.2
715,000		Equinix, Inc., 5.375%, 04/01/23	718,575	0.1
300,000		Equinix, Inc., 5.750%, 01/01/25	298,500	0.1
1,000,000		Frontier Communications Corp., 7.625%, 04/15/24	887,500	0.2
200,000		Frontier Communications Corp., 8.250%, 04/15/17	215,750	0.0
1,225,000		GCI, Inc., 6.875%, 04/15/25	1,243,375	0.2
1,950,000		Gray Television, Inc., 7.500%, 10/01/20	2,074,312	0.4
825,000	#	Harron Communications L.P./Harron Finance Corp., 9.125%, 04/01/20	895,125	0.2
500,000		Intelsat Jackson Holdings SA, 5.500%, 08/01/23	444,375	0.1
500,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	496,250	0.1
440,000		Intelsat Jackson Holdings SA, 7.500%, 04/01/21	436,700	0.1
1,000,000		Intelsat Luxembourg SA, 8.125%, 06/01/23	825,000	0.2
2,000,000		Lamar Media Corp., 5.875%, 02/01/22	2,080,000	0.4
2,045,000	#	Level 3 Financing, Inc., 5.125%, 05/01/23	2,013,037	0.4
1,607,000		LIN Television Corp., 6.375%, 01/15/21	1,649,184	0.3
780,000	#	Media General Financing Sub, Inc., 5.875%, 11/15/22	791,700	0.2
1,500,000		Mediacom Broadband LLC / Mediacom Broadband Corp., 6.375%, 04/01/23	1,507,500	0.3
630,000		MetroPCS Wireless, Inc., 6.625%, 11/15/20	656,775	0.1
1,750,000	#	Midcontinent Communications & Midcontinent Finance Corp., 6.250%, 08/01/21	1,793,750	0.4
1,500,000		Netflix, Inc., 5.750%, 03/01/24	1,548,750	0.3
800,000	#	Netflix, Inc., 5.875%, 02/15/25	832,088	0.2
1,500,000		Nexstar Broadcasting, Inc., 6.875%, 11/15/20	1,595,625	0.3
1,250,000		Nielsen Finance LLC / Nielsen Finance Co., 4.500%, 10/01/20	1,248,438	0.2
575,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	567,094	0.1
2,425,000	#	Numericable Group SA, 6.250%, 05/15/24	2,391,656	0.5
1,750,000	#	Numericable Group SA, 6.000%, 05/15/22	1,729,219	0.3
830,000	#	Plantronics, Inc., 5.500%, 05/31/23	842,450	0.2
1,000,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	1,075,000	0.2
1,650,000		Sinclair Television Group, Inc., 6.125%, 10/01/22	1,703,625	0.3
500,000		Sinclair Television Group, Inc., 6.375%, 11/01/21	518,750	0.1
2,060,000	#	Sirius XM Radio, Inc., 5.750%, 08/01/21	2,124,375	0.4
660,000	#	Sirius XM Radio, Inc., 6.000%, 07/15/24	668,250	0.1
1,400,000		Sprint Capital Corp., 6.875%, 11/15/28	1,204,000	0.2
2,845,000		Sprint Corp., 7.125%, 06/15/24	2,646,135	0.5
2,000,000		Sprint Corp., 7.250%, 09/15/21	1,973,750	0.4
1,500,000		Sprint Nextel Corp., 6.000%, 11/15/22	1,374,375	0.3
665,000	#	Sprint Nextel Corp., 9.000%, 11/15/18	752,620	0.1
1,420,000		Starz LLC / Starz Finance Corp., 5.000%, 09/15/19	1,441,300	0.3
600,000	#	TEGNA, Inc., 5.500%, 09/15/24	595,500	0.1
1,750,000		TEGNA, Inc., 6.375%, 10/15/23	1,828,750	0.4
400,000		T-Mobile USA, Inc., 5.250%, 09/01/18	413,000	0.1
1,000,000		T-Mobile USA, Inc., 6.125%, 01/15/22	1,035,000	0.2
780,000		T-Mobile USA, Inc., 6.250%, 04/01/21	801,450	0.2
1,000,000		T-Mobile USA, Inc., 6.633%, 04/28/21	1,040,000	0.2
800,000		T-Mobile USA, Inc., 6.731%, 04/28/22	836,000	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
250,000		T-Mobile USA, Inc., 6.836%, 04/28/23	$263,438	0.1
1,250,000	#	Tribune Media Co., 5.875%, 07/15/22	1,262,500	0.2
2,500,000	#	Univision Communications, Inc., 5.125%, 05/15/23	2,437,500	0.5
1,860,000	#	West Corp., 5.375%, 07/15/22	1,746,075	0.3
1,200,000	#	Wind Acquisition Finance SA, 4.750%, 07/15/20	1,192,500	0.2
1,310,000	#	Wind Acquisition Finance SA, 7.375%, 04/23/21	1,328,013	0.3
2,045,000		Windstream Corp., 7.500%, 04/01/23	1,794,488	0.4
1,640,000	#	Zayo Group LLC / Zayo Capital, Inc., 6.000%, 04/01/23	1,623,928	0.3
			93,764,292	18.2

		Consumer, Cyclical: 15.9%
1,470,000		Affinia Group, Inc., 7.750%, 05/01/21	1,543,500	0.3
1,070,000		Allegion US Holding Co., Inc., 5.750%, 10/01/21	1,110,125	0.2
1,000,000	#	AMC Entertainment, Inc., 5.750%, 06/15/25	980,000	0.2
500,000		AMC Entertainment, Inc., 5.875%, 02/15/22	510,000	0.1
840,000	#	American Tire Distributors, Inc., 10.250%, 03/01/22	900,900	0.2
2,095,000		Asbury Automotive Group, Inc., 6.000%, 12/15/24	2,189,275	0.4
2,070,000	#	Ashton Woods USA LLC, 6.875%, 02/15/21	1,935,450	0.4
820,000		Boyd Gaming Corp., 6.875%, 05/15/23	844,600	0.2
1,500,000	#	Building Materials Holding Corp., 9.000%, 09/15/18	1,608,750	0.3
1,920,000		Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 8.000%, 10/01/20	1,814,400	0.3
765,000		Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Prope, 11.000%, 10/01/21	644,512	0.1
1,535,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	1,621,727	0.3
830,000	#	Carmike Cinemas, Inc., 6.000%, 06/15/23	840,375	0.2
1,080,000	#	CDR DB Sub, Inc., 7.750%, 10/15/20	885,600	0.2
1,365,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	1,387,113	0.3
1,315,000		Century Communities, Inc., 6.875%, 05/15/22	1,298,562	0.2
1,800,000		Chrysler Group LLC/CG Co-Issuer, Inc., 8.250%, 06/15/21	1,966,500	0.4
1,960,000		Dana Holding Corp., 5.500%, 12/15/24	1,935,500	0.4
415,000	#	Family Tree Escrow LLC, 5.250%, 03/01/20	436,269	0.1
2,085,000	#	Family Tree Escrow LLC, 5.750%, 03/01/23	2,189,250	0.4
205,000	#	Felcor Lodging L.P., 6.000%, 06/01/25	209,100	0.0
820,000	#	Fiat Chrysler Automobiles NV, 5.250%, 04/15/23	805,814	0.2
825,000	#	Guitar Center, Inc., 6.500%, 04/15/19	759,000	0.1
1,400,000	#	HD Supply, Inc., 5.250%, 12/15/21	1,424,500	0.3
2,190,000	#	Hot Topic, Inc., 9.250%, 06/15/21	2,310,450	0.4
860,000	#	International Game Technology PLC, 5.625%, 02/15/20	844,950	0.2
900,000	#	International Game Technology PLC, 6.250%, 02/15/22	864,000	0.2
865,000	#	International Game Technology PLC, 6.500%, 02/15/25	804,450	0.2
1,480,000		JC Penney Corp., Inc., 8.125%, 10/01/19	1,472,600	0.3
1,450,000		LKQ Corp., 4.750%, 05/15/23	1,390,187	0.3
2,000,000	#	MCE Finance Ltd., 5.000%, 02/15/21	1,910,000	0.4
1,000,000		Meritage Homes Corp., 7.150%, 04/15/20	1,085,000	0.2
1,065,000		Meritage Homes Corp., 7.000%, 04/01/22	1,142,212	0.2
1,665,000		Meritor, Inc., 6.250%, 02/15/24	1,652,512	0.3
1,000,000		MGM Resorts International, 5.250%, 03/31/20	1,012,500	0.2
1,500,000		MGM Resorts International, 6.000%, 03/15/23	1,522,500	0.3
1,500,000		MGM Resorts International, 7.750%, 03/15/22	1,657,500	0.3
500,000		MGM Resorts International, 8.625%, 02/01/19	567,500	0.1
1,678,000	#	Michaels Stores, Inc., 5.875%, 12/15/20	1,761,900	0.3
1,100,000		NCL Corp. Ltd., 5.000%, 02/15/18	1,124,750	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
300,000	#	NCL Corp. Ltd., 5.250%, 11/15/19	$308,625	0.1
250,000	#	Neiman Marcus Group LLC., 8.000%, 10/15/21	265,000	0.0
1,750,000	#,&	Neiman Marcus Group LLC., 8.750%, 10/15/21	1,887,812	0.4
1,545,000		Oshkosh Corp., 5.375%, 03/01/22	1,587,488	0.3
1,025,000		Party City Holdings, Inc., 8.875%, 08/01/20	1,099,313	0.2
2,085,000	#	Rite Aid Corp., 6.125%, 04/01/23	2,155,369	0.4
240,000	#	Rite Aid Corp., 6.875%, 12/15/28	270,000	0.0
1,685,000	#	RSI Home Products, Inc., 6.500%, 03/15/23	1,706,063	0.3
600,000		Ryland Group, Inc., 5.375%, 10/01/22	609,000	0.1
750,000		Ryland Group, Inc., 6.625%, 05/01/20	833,438	0.2
2,000,000	#	Schaeffler Finance BV, 4.250%, 05/15/21	1,960,000	0.4
250,000	#,&	Schaeffler Holding Finance BV, 6.750%, 11/15/22	270,938	0.0
1,351,000	#,&	Schaeffler Holding Finance BV, 6.875%, 08/15/18	1,401,663	0.3
790,000	#	Scientific Games International, Inc., 7.000%, 01/01/22	819,625	0.2
1,185,000		Scientific Games International, Inc., 10.000%, 12/01/22	1,147,228	0.2
420,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 5.875%, 04/01/23	427,350	0.1
420,000	#	Shea Homes L.P. / Shea Homes Funding Corp., 6.125%, 04/01/25	425,250	0.1
2,000,000		Sonic Automotive, Inc., 5.000%, 05/15/23	1,965,000	0.4
1,910,000		Springs Industries, Inc., 6.250%, 06/01/21	1,876,575	0.4
1,100,000		Standard Pacific Corp., 8.375%, 01/15/21	1,281,500	0.2
1,450,000	#	Tops Holding LLC / Tops Markets II Corp., 8.000%, 06/15/22	1,459,063	0.3
800,000		United Continental Holdings, Inc., 6.375%, 06/01/18	836,000	0.2
1,500,000		US Airways Group, Inc., 6.125%, 06/01/18	1,560,750	0.3
1,830,000	#	Viking Cruises Ltd., 8.500%, 10/15/22	2,040,450	0.4
245,000	#	WMG Acquisition Corp., 5.625%, 04/15/22	246,225	0.0
1,460,000	#	WMG Acquisition Corp., 6.750%, 04/15/22	1,394,563	0.3
1,125,000		Wolverine World Wide, Inc., 6.125%, 10/15/20	1,198,125	0.2
			81,996,246	15.9

		Consumer, Non-cyclical: 21.0%
1,660,000		Acadia Healthcare Co., Inc., 5.125%, 07/01/22	1,651,700	0.3
1,000,000	#	Acadia Healthcare Co., Inc., 5.625%, 02/15/23	1,017,500	0.2
1,750,000	#	Albea Beauty Holdings SA, 8.375%, 11/01/19	1,881,250	0.4
1,061,000	#	Albertsons Holdings LLC/Saturn Acquisition Merger Sub, Inc., 7.750%, 10/15/22	1,131,291	0.2
830,000	#	Alere, Inc., 6.375%, 07/01/23	846,600	0.2
1,800,000	#	Alliance Data Systems Corp., 5.375%, 08/01/22	1,777,500	0.3
1,210,000		Amsurg Corp., 5.625%, 11/30/20	1,237,225	0.2
1,805,000		Amsurg Corp., 5.625%, 07/15/22	1,827,562	0.4
1,860,000	#	Anna Merger Sub, Inc., 7.750%, 10/01/22	1,878,600	0.4
1,150,000		ARAMARK Corp., 5.750%, 03/15/20	1,202,756	0.2
2,500,000	#	Ashtead Capital, Inc., 6.500%, 07/15/22	2,662,500	0.5
820,000	#,&	BI-LO LLC / BI-LO Finance Corp., 8.625%, 09/15/18	762,600	0.1
835,000	#	BI-LO LLC / BI-LO Finance Corp., 9.250%, 02/15/19	847,525	0.2
1,250,000	#	Brand Energy & Infrastructure Services, Inc., 8.500%, 12/01/21	1,168,750	0.2
1,836,000	#	Bumble Bee Holdings, Inc., 9.000%, 12/15/17	1,930,095	0.4
1,430,000	#	C&S Group Enterprises LLC, 5.375%, 07/15/22	1,351,350	0.3
1,913,000	#,&	Capsugel SA, 7.000%, 05/15/19	1,950,284	0.4
1,245,000	#	CEB, Inc., 5.625%, 06/15/23	1,254,337	0.2
710,000	#	Ceridian HCM Holding, Inc., 11.000%, 03/15/21	753,487	0.1
600,000		CHS/Community Health Systems, Inc., 5.125%, 08/15/18	616,800	0.1
1,000,000		CHS/Community Health Systems, Inc., 6.875%, 02/01/22	1,058,750	0.2
190,000		CHS/Community Health Systems, Inc., 7.125%, 07/15/20	201,780	0.0
250,000		CHS/Community Health Systems, Inc., 8.000%, 11/15/19	264,062	0.0
1,210,000	#	Cott Beverages, Inc., 6.750%, 01/01/20	1,258,400	0.2
1,340,000		DaVita HealthCare Partners, Inc., 5.125%, 07/15/24	1,319,900	0.3
595,000		DaVita HealthCare Partners, Inc., 5.000%, 05/01/25	574,175	0.1

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
1,035,000	#	Endo Finance LLC, 5.375%, 01/15/23	$1,024,650	0.2
620,000	#	Endo Finance LLC, 6.000%, 07/15/23	635,500	0.1
1,915,000	#	Envision Healthcare Corp., 5.125%, 07/01/22	1,934,150	0.4
600,000		H&E Equipment Services, Inc., 7.000%, 09/01/22	621,750	0.1
3,120,000		HCA Holdings, Inc., 6.250%, 02/15/21	3,369,600	0.7
1,080,000		HCA, Inc., 5.250%, 04/15/25	1,122,525	0.2
1,815,000		HCA, Inc., 5.375%, 02/01/25	1,837,687	0.4
1,800,000		HCA, Inc., 7.500%, 02/15/22	2,070,000	0.4
1,630,000		HealthSouth Corp., 5.750%, 11/01/24	1,674,825	0.3
1,500,000		Hertz Corp., 6.750%, 04/15/19	1,551,600	0.3
935,000	#	Hologic, Inc., 5.250%, 07/15/22	957,206	0.2
1,480,000		Immucor, Inc., 11.125%, 08/15/19	1,576,200	0.3
865,000	#,&	Jaguar Holding Co. I, 9.375%, 10/15/17	885,544	0.2
500,000	#	Jaguar Holding Co., 9.500%, 12/01/19	533,750	0.1
330,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.750%, 06/15/25	327,525	0.1
750,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.875%, 07/15/24	756,563	0.1
1,150,000	#	JBS USA LLC / JBS USA Finance, Inc., 7.250%, 06/01/21	1,217,563	0.2
1,000,000	#	KeHE Distributors LLC / KeHE Finance Corp., 7.625%, 08/15/21	1,052,500	0.2
1,248,693		Kindred Healthcare, Inc., 4.250%, 04/09/21	1,252,197	0.2
1,460,000	#	Live Nation Entertainment, Inc., 5.375%, 06/15/22	1,467,300	0.3
1,975,000	#	Logo Merger Sub Corp., 8.375%, 10/15/20	2,034,250	0.4
2,080,000	#	Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/22	2,085,200	0.4
2,125,000	#	MPH Acquisition Holdings LLC, 6.625%, 04/01/22	2,175,469	0.4
1,975,000	#	Multi-Color Corp., 6.125%, 12/01/22	2,029,313	0.4
1,500,000	#	Mustang Merger Corp., 8.500%, 08/15/21	1,530,000	0.3
1,635,000		Quad/Graphics, Inc., 7.000%, 05/01/22	1,598,213	0.3
1,250,000		Reynolds Group Issuer, Inc., 7.875%, 08/15/19	1,304,688	0.3
1,250,000		Reynolds Group Issuer, Inc., 9.000%, 04/15/19	1,298,438	0.2
750,000		Reynolds Group Issuer, Inc., 9.875%, 08/15/19	788,906	0.2
585,000		RR Donnelley & Sons Co., 6.000%, 04/01/24	590,119	0.1
500,000		RR Donnelley & Sons Co., 6.500%, 11/15/23	518,125	0.1
500,000		RR Donnelley & Sons Co., 7.000%, 02/15/22	539,375	0.1
750,000		RR Donnelley & Sons Co., 7.875%, 03/15/21	849,375	0.2
1,495,000	#	Safway Group Holding LLC / Safway Finance Corp., 7.000%, 05/15/18	1,535,799	0.3
420,000		ServiceMaster Co., 7.450%, 08/15/27	426,300	0.1
743,000		ServiceMaster Co., 7.000%, 08/15/20	788,509	0.2
1,050,000	#	Shearer's Foods, LLC / Chip Fin Corp., 9.000%, 11/01/19	1,134,000	0.2
105,000	#	Spectrum Brands, Inc., 5.750%, 07/15/25	107,100	0.0
1,100,000		Spectrum Brands, Inc., 6.375%, 11/15/20	1,168,750	0.2
1,440,000	#	Sterigenics-Nordion Holdings LLC, 6.500%, 05/15/23	1,450,800	0.3
1,580,000		Teleflex, Inc., 5.250%, 06/15/24	1,607,966	0.3
1,000,000		Tenet Healthcare Corp., 6.000%, 10/01/20	1,068,750	0.2
595,000		Tenet Healthcare Corp., 6.250%, 11/01/18	647,806	0.1
1,975,000		Tenet Healthcare Corp., 6.750%, 02/01/20	2,071,281	0.4
910,000	#	Tenet Healthcare Corp., 6.750%, 06/15/23	929,906	0.2
1,000,000		Tenet Healthcare Corp., 8.125%, 04/01/22	1,097,500	0.2
750,000		Truven Health Analytics, Inc., 10.625%, 06/01/20	789,375	0.2
1,000,000		United Rentals North America, Inc., 6.125%, 06/15/23	1,026,250	0.2
385,000		United Rentals North America, Inc., 7.375%, 05/15/20	412,716	0.1
785,000		United Rentals North America, Inc., 7.625%, 04/15/22	853,688	0.2
875,000		United Surgical Partners International, Inc., 9.000%, 04/01/20	934,063	0.2
1,950,000	#	Universal Health Services, Inc., 4.750%, 08/01/22	2,012,156	0.4
1,250,000		US Foods, Inc., 8.500%, 06/30/19	1,306,250	0.3
1,500,000	#	Valeant Pharmaceuticals International, Inc., 5.500%, 03/01/23	1,518,750	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
2,000,000	#	Valeant Pharmaceuticals International, Inc., 7.500%, 07/15/21	$2,167,500	0.4
1,500,000	#	Valeant Pharmaceuticals International, 6.750%, 08/15/18	1,575,938	0.3
1,025,000	#	Valeant Pharmaceuticals International, 6.750%, 08/15/21	1,071,125	0.2
490,000	#	VPI Escrow Corp., 6.375%, 10/15/20	517,256	0.1
420,000	#	VRX Escrow Corp., 5.375%, 03/15/20	434,700	0.1
995,000	#	VRX Escrow Corp., 5.875%, 05/15/23	1,021,119	0.2
920,000	#	VRX Escrow Corp., 6.125%, 04/15/25	949,900	0.2
1,740,000		WhiteWave Foods Co., 5.375%, 10/01/22	1,844,400	0.4
			108,106,538	21.0

		Diversified: 1.5%
1,900,000	&	Alphabet Holding Co., Inc., 7.750%, 11/01/17	1,904,750	0.4
2,095,000	#	Argos Merger Sub, Inc., 7.125%, 03/15/23	2,199,750	0.4
715,000	#,&	Carlson Travel Holdings, Inc., 7.500%, 08/15/19	727,513	0.1
615,000	#	Horizon Pharma Financing, Inc., 6.625%, 05/01/23	641,906	0.1
1,440,000	#	James Hardie International Finance Ltd, 5.875%, 02/15/23	1,490,400	0.3
779,000	#	The Nielsen Co. Luxembourg SARL, 5.500%, 10/01/21	789,711	0.2
			7,754,030	1.5

		Energy: 11.1%
1,055,000		Alta Mesa Holdings / Alta Mesa Finance Services Corp., 9.625%, 10/15/18	838,725	0.2
1,500,000		Antero Resources Corp., 5.125%, 12/01/22	1,425,000	0.3
1,970,000	#	Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22	2,038,950	0.4
1,600,000		Bonanza Creek Energy, Inc., 6.750%, 04/15/21	1,524,000	0.3
1,290,000		Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 6.500%, 04/15/21	1,277,100	0.2
750,000	#	Calumet Specialty Products Partners L.P. / Calumet Finance Corp., 7.750%, 04/15/23	774,375	0.1
820,000		Carrizo Oil & Gas, Inc., 6.250%, 04/15/23	826,150	0.2
750,000		Chaparral Energy, Inc., 7.625%, 11/15/22	543,750	0.1
895,000		Chaparral Energy, Inc., 8.250%, 09/01/21	666,775	0.1
2,275,000		Chesapeake Energy Corp., 6.125%, 02/15/21	2,144,187	0.4
1,200,000		Chesapeake Energy Corp., 6.625%, 08/15/20	1,176,000	0.2
1,500,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 6.125%, 03/01/22	1,539,750	0.3
1,800,000	#	CrownRock L.P. / CrownRock Finance, Inc., 7.125%, 04/15/21	1,872,000	0.4
250,000	#	CrownRock L.P. / CrownRock Finance, Inc., 7.750%, 02/15/23	267,500	0.1
1,200,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	1,359,000	0.3
1,240,000	#	EP Energy LLC / Everest Acquisition Finance, Inc., 6.375%, 06/15/23	1,247,750	0.2
820,000	#	Halcon Resources Corp., 8.625%, 02/01/20	812,825	0.2
1,750,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.000%, 12/01/24	1,649,725	0.3
500,000		Legacy Reserves L.P. / Legacy Reserves Finance Corp., 6.625%, 12/01/21	407,500	0.1
500,000		Legacy Reserves L.P. / Legacy Reserves Finance Corp., 8.000%, 12/01/20	437,500	0.1
1,345,000		Linn Energy LLC / Linn Energy Finance Corp., 6.250%, 11/01/19	1,059,187	0.2
525,000		Linn Energy LLC / Linn Energy Finance Corp., 7.750%, 02/01/21	410,812	0.1
1,135,000	#	Lonestar Resources America, Inc., 8.750%, 04/15/19	936,375	0.2
1,500,000		Memorial Production Partners L.P. / Memorial Production Finance Corp., 7.625%, 05/01/21	1,436,250	0.3
1,050,000		Memorial Resource Development Corp., 5.875%, 07/01/22	1,019,235	0.2
1,910,000		Murphy Oil USA, Inc., 6.000%, 08/15/23	2,005,500	0.4
825,000	#	Northern Oil and Gas, Inc., 8.000%, 06/01/20	746,625	0.1
360,000	#	Paragon Offshore PLC, 6.750%, 07/15/22	120,600	0.0
720,000	#	Paragon Offshore PLC, 7.250%, 08/15/24	237,600	0.0

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
2,400,000	#	Parsley Energy LLC / Parsley Finance Corp., 7.500%, 02/15/22	$2,447,256	0.5
1,235,000	#	PBF Logistics L.P. / PBF Logistics Finance Corp., 6.875%, 05/15/23	1,247,350	0.2
1,655,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	1,605,350	0.3
360,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.000%, 10/01/22	365,818	0.1
1,950,000	#	Rockies Express Pipeline, LLC, 5.625%, 04/15/20	2,003,625	0.4
360,000		Rose Rock Midstream L.P. / Rose Rock Finance Corp., 5.625%, 07/15/22	353,700	0.1
1,815,000		Rosetta Resources, Inc., 5.625%, 05/01/21	1,937,513	0.4
140,000		Rosetta Resources, Inc., 5.875%, 06/01/24	151,550	0.0
1,690,000		Sanchez Energy Corp., 6.125%, 01/15/23	1,521,000	0.3
1,995,000		SemGroup Corp., 7.500%, 06/15/21	2,094,750	0.4
1,835,000		Seventy Seven Energy, Inc., 6.500%, 07/15/22	1,183,575	0.2
600,000		SM Energy Co., 6.500%, 01/01/23	618,000	0.1
1,000,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.500%, 08/15/22	960,000	0.2
1,000,000		Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 7.500%, 07/01/21	1,052,500	0.2
405,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	411,075	0.1
500,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	507,500	0.1
520,000	#	SunCoke Energy Partners L.P. / SunCoke Energy Partners Finance Corp., 7.375%, 02/01/20	527,800	0.1
188,000		SunCoke Energy, Inc., 7.625%, 08/01/19	187,671	0.0
1,725,000	#	Sunoco L.P. / Sunoco Finance Corp., 6.375%, 04/01/23	1,802,625	0.3
1,645,000	#	Talos Production LLC, 9.750%, 02/15/18	1,439,375	0.3
2,000,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	2,095,000	0.4
1,865,000		WPX Energy, Inc., 6.000%, 01/15/22	1,851,013	0.4
			57,164,792	11.1

		Financial: 6.9%
2,935,000	#	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.500%, 05/15/21	2,957,012	0.6
500,000		Ally Financial, Inc., 3.125%, 01/15/16	502,500	0.1
1,000,000		Ally Financial, Inc., 3.500%, 01/27/19	995,000	0.2
2,000,000		Ally Financial, Inc., 4.125%, 03/30/20	2,001,240	0.4
1,500,000		Ally Financial, Inc., 7.500%, 09/15/20	1,751,250	0.3
735,000		Ally Financial, Inc., 8.000%, 03/15/20	867,300	0.2
540,000		American General Finance Corp., 5.400%, 12/01/15	546,075	0.1
1,850,000		CBRE Services, Inc., 5.250%, 03/15/25	1,919,375	0.4
520,000		CIT Group, Inc., 4.250%, 08/15/17	529,100	0.1
1,500,000		CIT Group, Inc., 5.250%, 03/15/18	1,554,375	0.3
250,000		CIT Group, Inc., 5.375%, 05/15/20	261,250	0.0
250,000		CIT Group, Inc., 5.000%, 05/15/17	258,425	0.0
810,000		CIT Group, Inc., 5.000%, 08/15/22	803,925	0.2
290,000	#	CIT Group, Inc., 6.625%, 04/01/18	311,025	0.1
1,150,000	#	CNG Holdings, Inc./OH, 9.375%, 05/15/20	839,500	0.2
1,225,000	#	Communications Sales & Leasing, Inc., 8.250%, 10/15/23	1,208,156	0.2
1,150,000		Crown Castle International Corp., 5.250%, 01/15/23	1,162,650	0.2
205,000	#	Energizer Holdings, Inc., 5.500%, 06/15/25	202,950	0.0
1,650,000	#	ESH Hospitality, Inc., 5.250%, 05/01/25	1,612,875	0.3
500,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 4.875%, 03/15/19	505,100	0.1
1,000,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.000%, 08/01/20	1,036,250	0.2
1,115,000		International Lease Finance Corp., 5.875%, 08/15/22	1,208,381	0.2

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
510,000		International Lease Finance Corp., 6.250%, 05/15/19	$552,712	0.1
470,000		International Lease Finance Corp., 8.250%, 12/15/20	559,300	0.1
335,000		iStar Financial, Inc., 4.000%, 11/01/17	330,394	0.1
670,000		iStar Financial, Inc., 5.000%, 07/01/19	663,300	0.1
1,965,000		Navient Corp., 5.875%, 10/25/24	1,852,013	0.4
1,320,000	#	Rayonier AM Products, Inc., 5.500%, 06/01/24	1,184,700	0.2
500,000	#	Realogy Corp., 7.625%, 01/15/20	532,000	0.1
1,290,000	#	Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 12/01/21	1,310,963	0.3
410,000	#	RHP Hotel Properties L.P. / RHP Finance Corp., 5.000%, 04/15/23	403,850	0.1
750,000		Sabra Health Care L.P. / Sabra Capital Corp., 5.500%, 02/01/21	778,125	0.2
2,000,000	#,&	Sophia Holding Finance L.P. / Sophia Holding Finance, Inc., 9.625%, 12/01/18	2,032,500	0.4
400,000		Springleaf Finance Corp., 5.250%, 12/15/19	396,000	0.1
595,000		Springleaf Finance Corp., 6.900%, 12/15/17	632,188	0.1
1,200,000		Synovus Financial Corp., 5.125%, 06/15/17	1,230,000	0.2
			35,491,759	6.9

		Industrial: 7.5%
1,509,000		ADS Waste Holdings, Inc., 8.250%, 10/01/20	1,569,360	0.3
370,000	#	AECOM Technology Corp., 5.750%, 10/15/22	375,550	0.1
370,000	#	AECOM Technology Corp., 5.875%, 10/15/24	376,012	0.1
1,165,000		Anixter, Inc., 5.625%, 05/01/19	1,242,181	0.2
1,600,623	#,&	Ardagh Finance Holdings SA, 8.625%, 06/15/19	1,664,648	0.3
1,000,000	#	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.750%, 01/31/21	1,027,500	0.2
88,235	#	Ardagh Packaging Finance PLC, 7.000%, 11/15/20	90,441	0.0
830,000	#	ATS Automation Tooling Systems, Inc., 6.500%, 06/15/23	849,712	0.2
1,480,000	#	BC Mountain LLC / BC Mountain Finance, Inc., 7.000%, 02/01/21	1,328,300	0.3
250,000	#	Beverage Packaging Holdings Luxembourg II SA / Beverage Packaging Holdings II Is, 6.000%, 06/15/17	250,938	0.0
165,000	#	Building Materials Corp. of America, 6.750%, 05/01/21	172,631	0.0
1,500,000	#	Cleaver-Brooks, Inc., 8.750%, 12/15/19	1,485,000	0.3
1,250,000	#	Dematic SA / DH Services Luxembourg Sarl, 7.750%, 12/15/20	1,303,125	0.3
860,000		Ducommun, Inc., 9.750%, 07/15/18	906,311	0.2
205,000	#	EnerSys, 5.000%, 04/30/23	203,782	0.0
1,250,000	#	Gardner Denver, Inc., 6.875%, 08/15/21	1,145,313	0.2
1,720,000	#	Gates Global LLC / Gates Global Co., 6.000%, 07/15/22	1,565,200	0.3
500,000		Headwaters, Inc., 7.250%, 01/15/19	522,500	0.1
788,000	&	Interline Brands, Inc., 10.000%, 11/15/18	825,430	0.2
880,000	#	JM Huber Corp., 9.875%, 11/01/19	943,413	0.2
1,110,000		Kemet Corp., 10.500%, 05/01/18	1,126,650	0.2
1,265,000	#	Masonite International Corp., 5.625%, 03/15/23	1,291,881	0.2
500,000	#	Milacron LLC / Mcron Finance Corp., 7.750%, 02/15/21	517,500	0.1
1,600,000		Nortek, Inc., 8.500%, 04/15/21	1,716,000	0.3
1,620,000	#	PaperWorks Industries, Inc., 9.500%, 08/15/19	1,617,975	0.3
2,000,000	#	Plastipak Holdings, Inc., 6.500%, 10/01/21	2,045,000	0.4
1,625,000	#	Sanmina Corp., 4.375%, 06/01/19	1,625,000	0.3
1,030,000		SBA Communications Corp., 4.875%, 07/15/22	1,006,825	0.2
500,000	#	Sealed Air Corp., 4.875%, 12/01/22	494,375	0.1
1,000,000	#	Sealed Air Corp., 5.125%, 12/01/24	990,000	0.2
1,470,000	#	Syncreon Group BV / Syncreon Global Finance US, Inc., 8.625%, 11/01/21	1,120,875	0.2
820,000	#	TransDigm, Inc., 6.500%, 05/15/25	814,875	0.2
1,000,000		TransDigm, Inc., 6.500%, 07/15/24	992,500	0.2
1,000,000		TransDigm, Inc., 6.000%, 07/15/22	992,500	0.2
1,485,000	#	Waterjet Holdings, Inc., 7.625%, 02/01/20	1,551,825	0.3
1,500,000	#	Wise Metals Group LLC, 8.750%, 12/15/18	1,591,875	0.3

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
325,000	#	Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp., 9.750%, 06/15/19	$347,344	0.1
830,000	#	XPO Logistics, Inc., 6.500%, 06/15/22	814,438	0.2
			38,504,785	7.5

		Technology: 5.0%
1,000,000	#	ACI Worldwide, Inc., 6.375%, 08/15/20	1,056,250	0.2
1,545,000	#	Activision Blizzard, Inc., 6.125%, 09/15/23	1,660,875	0.3
1,555,000		Aspect Software, Inc., 10.625%, 05/15/17	1,496,687	0.3
1,040,000	#	Audatex North America, Inc., 6.125%, 11/01/23	1,072,500	0.2
770,000	#	Audatex North America, Inc., 6.000%, 06/15/21	794,062	0.2
1,750,000	#	BMC Software Finance, Inc., 8.125%, 07/15/21	1,424,062	0.3
900,000	#,&	Boxer Parent Co., Inc., 9.000%, 10/15/19	642,375	0.1
1,500,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/24	1,488,750	0.3
800,000		CDW LLC / CDW Finance Corp., 6.000%, 08/15/22	829,000	0.2
1,795,000		Emdeon, Inc., 11.000%, 12/31/19	1,954,306	0.4
1,395,000	#	Entegris, Inc., 6.000%, 04/01/22	1,438,594	0.3
145,000	#	First Data Corp., 8.250%, 01/15/21	153,338	0.0
646,000	#,&	First Data Corp., 8.750%, 01/15/22	688,394	0.1
1,730,000		First Data Corp., 10.625%, 06/15/21	1,920,300	0.4
1,918,000		First Data Corp., 11.750%, 08/15/21	2,162,545	0.4
750,000	#	IMS Health, Inc., 6.000%, 11/01/20	774,375	0.2
1,640,000	#,&	Infor Software Parent LLC / Infor Software Parent, Inc., 7.125%, 05/01/21	1,652,300	0.3
590,000	#	MSCI, Inc., 5.250%, 11/15/24	598,850	0.1
750,000		NCR Corp., 5.000%, 07/15/22	763,125	0.1
1,300,000		NCR Corp., 6.375%, 12/15/23	1,382,875	0.3
1,720,000	#	Open Text Corp., 5.625%, 01/15/23	1,707,100	0.3
105,000	#	SS&C Technologies Holdings, Inc., 5.875%, 07/15/23	106,313	0.0
			25,766,976	5.0

		Utilities: 1.8%
710,000		AES Corp., 7.375%, 07/01/21	782,775	0.1
415,000	#	Altice US Finance SA, 7.750%, 07/15/25	399,437	0.1
725,000		Calpine Corp., 5.375%, 01/15/23	715,938	0.1
1,725,000		Calpine Corp., 5.750%, 01/15/25	1,684,031	0.3
750,000	#	Calpine Corp., 6.000%, 01/15/22	796,875	0.2
500,000		DPL, Inc., 6.500%, 10/15/16	521,250	0.1
1,000,000		DPL, Inc., 7.250%, 10/15/21	1,060,000	0.2
1,500,000	#	LBC Tank Terminals Holding Netherlands BV, 6.875%, 05/15/23	1,556,250	0.3
1,000,000		NRG Energy, Inc., 6.250%, 07/15/22	1,020,000	0.2
830,000		NRG Energy, Inc., 7.875%, 05/15/21	888,100	0.2
			9,424,656	1.8

	Total Corporate Bonds/Notes
	(Cost $494,064,207)		489,688,632	95.0

ASSET-BACKED SECURITIES: 0.2%
		Other Asset-Backed Securities: 0.2%
1,000,000	#	Castle Garden Funding, 6.560%, 10/27/20	1,066,517	0.2

	Total Asset-Backed Securities
	(Cost $997,500)		1,066,517	0.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: –%
Consumer Discretionary: –%
195	@ American Media, Inc.	–	–

Total Common Stock
	(Cost $7,957)	–	–

Total Long-Term Investments
	(Cost $495,069,664)	490,755,149	95.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
	Commercial Paper: 2.4%
5,000,000	Kroger Co., 0.240%, 07/01/15	4,999,966	1.0
1,250,000	McDonald's Corp., 0.180%, 07/08/15	1,249,950	0.2
3,000,000	Mondelez International, Inc., 0.230%, 07/14/15	2,999,730	0.6
3,000,000	Monsanto Co., 0.290%, 08/17/15	2,998,860	0.6
		12,248,506	2.4

Voya High Yield Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.8%
4,263,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%††
	(Cost $4,263,000)	$4,263,000	0.8

	Total Short-Term Investments
	(Cost $16,510,310)	16,511,506	3.2

	Total Investments in Securities (Cost $511,579,974)	$507,266,655	98.4
	Assets in Excess of Other Liabilities	8,141,123	1.6
	Net Assets	$515,407,778	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security.
&	Payment-in-kind
±	Defaulted security

Cost for federal income tax purposes is $511,775,816.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$7,413,245
Gross Unrealized Depreciation	(11,922,406)

Net Unrealized Depreciation	$(4,509,161)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$–	$–	$–	$–
Total Common Stock	–	–	–	–
Corporate Bonds/Notes	–	489,688,632	–	489,688,632
Short-Term Investments	4,263,000	12,248,506	–	16,511,506
Asset-Backed Securities	–	1,066,517	–	1,066,517
Total Investments, at fair value	$4,263,000	$503,003,655	$–	$507,266,655

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 32.7%
		Basic Materials: 2.1%
1,440,000		Agrium, Inc., 3.375%, 03/15/25	$1,369,839	0.0
1,965,000		Agrium, Inc., 5.250%, 01/15/45	1,984,935	0.1
510,000		Albemarle Corp., 3.000%, 12/01/19	511,102	0.0
2,564,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	2,579,023	0.1
2,000,000		ArcelorMittal, 6.250%, 03/01/21	2,102,500	0.1
1,373,000		Barrick Gold Corp., 4.100%, 05/01/23	1,335,704	0.0
1,484,000		BHP Billiton Finance USA Ltd, 5.000%, 09/30/43	1,552,657	0.1
2,020,000		Eastman Chemical Co., 2.700%, 01/15/20	2,017,315	0.1
1,680,000		Eastman Chemical Co., 3.800%, 03/15/25	1,677,853	0.1
2,110,000	#	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	1,487,550	0.1
1,649,000		Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	1,636,641	0.1
1,128,000		Freeport-McMoRan Copper & Gold, Inc., 3.550%, 03/01/22	1,044,478	0.0
2,594,000		Freeport-McMoRan, Inc., 4.000%, 11/14/21	2,548,003	0.1
1,861,000	#	Georgia-Pacific LLC, 2.539%, 11/15/19	1,859,647	0.1
1,960,000	#	Georgia-Pacific LLC, 3.163%, 11/15/21	1,984,439	0.1
1,860,000	#	Georgia-Pacific LLC, 3.600%, 03/01/25	1,842,661	0.1
1,334,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	1,343,538	0.0
2,994,000	#	Glencore Funding LLC, 2.875%, 04/16/20	2,935,333	0.1
1,126,000		Goldcorp, Inc., 3.700%, 03/15/23	1,082,429	0.0
2,010,000		Huntsman International LLC, 4.875%, 11/15/20	2,015,025	0.1
3,724,000		LYB International Finance BV, 4.000%, 07/15/23	3,812,534	0.1
1,770,000	#	Mexichem SAB de CV, 4.875%, 09/19/22	1,836,375	0.1
1,206,000		Monsanto Co., 4.400%, 07/15/44	1,078,520	0.0
2,810,000		PolyOne Corp., 5.250%, 03/15/23	2,795,950	0.1
3,240,000		Rio Tinto Finance USA Ltd, 3.750%, 06/15/25	3,196,169	0.1
2,513,000		Rockwood Specialties Group, Inc., 4.625%, 10/15/20	2,619,803	0.1
5,446,000	#	Xstrata Finance Canada Ltd., 4.250%, 10/25/22	5,353,309	0.2
778,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	817,256	0.0
			56,420,588	2.1

		Communications: 4.9%
3,132,000		21st Century Fox America, Inc., 3.000%, 09/15/22	3,061,311	0.1
2,455,000	#	Alibaba Group Holding Ltd., 3.600%, 11/28/24	2,368,311	0.1
800,000	#	Altice Financing SA, 6.625%, 02/15/23	796,240	0.0
2,824,000		AT&T, Inc., 3.400%, 05/15/25	2,686,855	0.1
3,018,000	L	AT&T, Inc., 3.900%, 03/11/24	3,044,918	0.1
3,215,000		AT&T, Inc., 4.800%, 06/15/44	2,961,915	0.1
1,043,000		AT&T, Inc., 5.350%, 09/01/40	1,027,068	0.0
740,000		Cablevision Systems Corp., 8.625%, 09/15/17	815,850	0.0
2,098,000		CBS Corp., 2.300%, 08/15/19	2,073,900	0.1
3,488,000		CBS Corp., 3.700%, 08/15/24	3,409,876	0.1
1,025,000		CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	1,037,265	0.0
2,500,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	2,443,750	0.1
475,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23	477,078	0.0
920,000		CenturyLink, Inc., 6.750%, 12/01/23	926,325	0.0
2,300,000		Cisco Systems, Inc., 3.500%, 06/15/25	2,331,788	0.1
1,160,000		Cisco Systems, Inc., 3.000%, 06/15/22	1,150,261	0.0
2,696,000	#	Cox Communications, Inc., 3.850%, 02/01/25	2,592,231	0.1
772,000	#	Cox Communications, Inc., 4.500%, 06/30/43	636,490	0.0
2,000,000		CSC Holdings LLC, 5.250%, 06/01/24	1,930,000	0.1
1,683,000		Digicel Ltd., 6.000%, 04/15/21	1,626,821	0.1
707,000	#	Digicel Ltd., 6.750%, 03/01/23	694,840	0.0
4,854,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	4,883,668	0.2
1,500,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	1,411,510	0.1
510,000		DISH DBS Corp., 4.250%, 04/01/18	520,200	0.0
1,500,000		DISH DBS Corp., 5.875%, 07/15/22	1,473,750	0.1
1,542,000		eBay, Inc., 2.875%, 08/01/21	1,518,614	0.1
1,605,000		eBay, Inc., 3.450%, 08/01/24	1,544,841	0.1
2,391,000		eBay, Inc., 4.000%, 07/15/42	1,937,786	0.1
2,463,000		Equinix, Inc., 5.375%, 04/01/23	2,475,315	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
2,135,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	$2,118,987	0.1
1,380,000	#	Millicom International Cellular SA, 4.750%, 05/22/20	1,333,811	0.0
2,000,000	#	Millicom International Cellular SA, 6.625%, 10/15/21	2,065,000	0.1
699,000		Motorola Solutions, Inc., 3.500%, 03/01/23	659,541	0.0
671,000		Motorola Solutions, Inc., 3.750%, 05/15/22	660,756	0.0
2,339,000		Motorola Solutions, Inc., 4.000%, 09/01/24	2,269,819	0.1
2,575,000		Netflix, Inc., 5.750%, 03/01/24	2,658,688	0.1
2,385,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	2,352,206	0.1
770,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	827,750	0.0
860,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	860,818	0.0
1,650,000		Scripps Networks Interactive, Inc., 3.900%, 11/15/24	1,622,562	0.1
3,000,000	#	Sinclair Television Group, Inc., 5.625%, 08/01/24	2,943,750	0.1
2,640,000	#	Sirius XM Radio, Inc., 5.875%, 10/01/20	2,712,600	0.1
2,110,000	#	SoftBank Group Corp., 4.500%, 04/15/20	2,123,188	0.1
2,035,000		TEGNA, Inc., 6.375%, 10/15/23	2,126,575	0.1
625,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	642,132	0.0
1,428,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	1,452,700	0.1
2,600,000	#	Telefonica Chile SA, 3.875%, 10/12/22	2,553,751	0.1
2,812,000		Time Warner Cable, Inc., 4.050%, 12/15/23	2,884,727	0.1
1,881,000		Time Warner Cable, Inc., 5.350%, 12/15/43	1,927,726	0.1
2,131,000		Time Warner Cable, Inc., 5.500%, 09/01/41	1,987,925	0.1
2,566,000		Time Warner Cable, Inc., 5.875%, 11/15/40	2,484,725	0.1
1,251,000		Time Warner Cable, Inc., 6.500%, 11/15/36	1,469,601	0.1
1,000,000		T-Mobile USA, Inc., 5.250%, 09/01/18	1,032,500	0.0
575,000		T-Mobile USA, Inc., 6.250%, 04/01/21	590,813	0.0
1,435,000		T-Mobile USA, Inc., 6.625%, 04/01/23	1,494,194	0.1
1,395,000	#	Univision Communications, Inc., 5.125%, 02/15/25	1,346,175	0.0
2,350,000	#	UPCB Finance IV Ltd., 5.375%, 01/15/25	2,254,825	0.1
2,720,000		Verizon Communications, Inc., 3.000%, 11/01/21	2,684,229	0.1
4,186,000		Verizon Communications, Inc., 3.500%, 11/01/24	4,073,501	0.1
7,358,000		Verizon Communications, Inc., 4.150%, 03/15/24	7,555,599	0.3
1,042,000		Verizon Communications, Inc., 4.862%, 08/21/46	975,458	0.0
1,206,000		Verizon Communications, Inc., 5.012%, 08/21/54	1,106,889	0.0
2,897,000		Verizon Communications, Inc., 5.050%, 03/15/34	2,917,030	0.1
4,814,000		Verizon Communications, Inc., 5.150%, 09/15/23	5,283,394	0.2
1,205,000		Verizon Communications, Inc., 6.550%, 09/15/43	1,413,783	0.1
1,200,000		Viacom, Inc., 4.375%, 03/15/43	972,404	0.0
1,824,000		WPP Finance 2010, 3.750%, 09/19/24	1,818,948	0.1
			132,117,857	4.9

		Consumer, Cyclical: 0.9%
1,375,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	1,452,687	0.1
500,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	508,100	0.0
1,466,000		Ford Motor Co., 4.750%, 01/15/43	1,431,458	0.0
2,091,000		Ford Motor Credit Co. LLC, 2.597%, 11/04/19	2,076,194	0.1
561,000		Ford Motor Credit Co. LLC, 3.000%, 06/12/17	574,026	0.0
1,065,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	1,300,830	0.0
1,335,000		General Motors Co., 4.875%, 10/02/23	1,412,325	0.0
1,608,000		Johnson Controls, Inc., 4.625%, 07/02/44	1,534,696	0.1
2,623,000		Kohl's Corp., 4.750%, 12/15/23	2,813,204	0.1
900,000		Lennar Corp., 4.750%, 12/15/17	940,500	0.0
4,510,000		McDonald's Corp., 3.375%, 05/26/25	4,409,400	0.2
2,292,000		MDC Holdings, Inc., 6.000%, 01/15/43	1,936,740	0.1
1,805,000		Newell Rubbermaid, Inc., 2.875%, 12/01/19	1,824,696	0.1
335,000		Ryland Group, Inc., 6.625%, 05/01/20	372,269	0.0
1,680,000	#,&	Schaeffler Holding Finance BV, 6.875%, 08/15/18	1,743,000	0.1
863,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	962,245	0.0
968,000		Yum! Brands, Inc., 5.350%, 11/01/43	929,522	0.0
			26,221,892	0.9

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: 6.3%
2,770,000		AbbVie, Inc., 2.500%, 05/14/20	$2,743,497	0.1
1,510,000		AbbVie, Inc., 3.200%, 11/06/22	1,495,797	0.1
1,950,000		AbbVie, Inc., 3.600%, 05/14/25	1,928,335	0.1
2,020,000		AbbVie, Inc., 4.700%, 05/14/45	2,000,085	0.1
3,053,000		Actavis Funding SCS, 3.450%, 03/15/22	3,025,761	0.1
2,017,000		Actavis Funding SCS, 3.800%, 03/15/25	1,982,312	0.1
4,600,000		Actavis Funding SCS, 3.850%, 06/15/24	4,546,635	0.2
3,111,000		Actavis Funding SCS, 4.850%, 06/15/44	3,002,180	0.1
3,661,000		Altria Group, Inc., 2.625%, 01/14/20	3,647,601	0.1
1,951,000		Altria Group, Inc., 5.375%, 01/31/44	2,073,322	0.1
1,950,000		AmerisourceBergen Corp., 3.250%, 03/01/25	1,884,576	0.1
785,000		Amgen, Inc., 3.875%, 11/15/21	823,469	0.0
2,901,000		Amsurg Corp., 5.625%, 07/15/22	2,937,263	0.1
2,180,000	#	BAT International Finance PLC, 3.500%, 06/15/22	2,208,800	0.1
1,559,000	#	Baxalta, Inc., 3.600%, 06/23/22	1,559,859	0.1
3,923,000	#	Baxalta, Inc., 4.000%, 06/23/25	3,905,288	0.1
2,506,000	#	Bayer US Finance LLC, 3.000%, 10/08/21	2,523,572	0.1
3,085,000		Becton Dickinson & Co., 3.734%, 12/15/24	3,076,100	0.1
1,983,000		Becton Dickinson and Co., 1.800%, 12/15/17	1,984,049	0.1
1,983,000		Becton Dickinson and Co., 2.675%, 12/15/19	1,983,292	0.1
1,882,000		Cardinal Health, Inc., 2.400%, 11/15/19	1,867,226	0.1
3,463,000		Celgene Corp., 2.250%, 05/15/19	3,470,439	0.1
1,140,000	#	ERAC USA Finance LLC, 2.800%, 11/01/18	1,163,058	0.0
3,107,000		General Mills, Inc., 2.200%, 10/21/19	3,089,759	0.1
2,210,000		Gilead Sciences, Inc., 3.500%, 02/01/25	2,212,533	0.1
1,005,000		HCA, Inc., 5.250%, 04/15/25	1,044,572	0.0
1,500,000		HCA, Inc., 5.875%, 03/15/22	1,635,000	0.1
2,695,000		HealthSouth Corp., 5.125%, 03/15/23	2,688,263	0.1
3,120,000	#	HJ Heinz Co., 2.800%, 07/02/20	3,123,204	0.1
5,430,000	#	HJ Heinz Co., 3.950%, 07/15/25	5,471,594	0.2
2,920,000		HJ Heinz Co., 4.250%, 10/15/20	2,982,050	0.1
1,153,000		Humana, Inc., 3.150%, 12/01/22	1,112,572	0.0
1,300,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.750%, 06/15/25	1,290,250	0.0
2,021,000	#	JM Smucker Co, 3.500%, 03/15/25	1,977,714	0.1
3,781,000		Kroger Co., 2.300%, 01/15/19	3,795,829	0.1
1,983,000		Laboratory Corp. of America Holdings, 2.200%, 08/23/17	2,004,367	0.1
4,638,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/20	4,601,146	0.2
3,944,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/22	3,889,754	0.1
2,289,000		McKesson Corp., 2.284%, 03/15/19	2,288,776	0.1
464,000		Medtronic, Inc., 2.750%, 04/01/23	448,992	0.0
2,493,000	#	Medtronic, Inc., 3.150%, 03/15/22	2,504,074	0.1
4,121,000	#	Medtronic, Inc., 3.500%, 03/15/25	4,112,329	0.2
1,155,000		Medtronic, Inc., 3.625%, 03/15/24	1,183,706	0.0
1,895,000	#	Medtronic, Inc., 4.375%, 03/15/35	1,878,379	0.1
1,221,000	#	Medtronic, Inc., 4.625%, 03/15/45	1,234,393	0.0
1,980,000		Merck & Co., Inc., 1.850%, 02/10/20	1,963,029	0.1
5,080,000		Merck & Co., Inc., 2.350%, 02/10/22	4,913,152	0.2
2,170,000		Merck & Co., Inc., 2.750%, 02/10/25	2,080,212	0.1
4,141,000		Perrigo Finance plc, 3.900%, 12/15/24	4,090,861	0.2
2,719,000		Pfizer, Inc., 3.400%, 05/15/24	2,739,583	0.1
2,344,000		Philip Morris International, Inc., 1.250%, 11/09/17	2,341,150	0.1
3,636,000		Philip Morris International, Inc., 4.250%, 11/10/44	3,436,554	0.1
1,160,000		Reynolds American, Inc., 4.450%, 06/12/25	1,182,395	0.0
1,050,000		Reynolds American, Inc., 5.700%, 08/15/35	1,088,911	0.0
1,369,000		RR Donnelley & Sons Co., 6.500%, 11/15/23	1,418,626	0.1
1,434,000		St Jude Medical, Inc., 3.250%, 04/15/23	1,414,502	0.1
1,320,000		St Jude Medical, Inc., 4.750%, 04/15/43	1,319,534	0.0
3,277,000		Synchrony Financial, 3.750%, 08/15/21	3,302,872	0.1
1,370,000		Synchrony Financial, 3.000%, 08/15/19	1,380,031	0.1
2,473,000		Synchrony Financial, 4.250%, 08/15/24	2,484,729	0.1
2,355,000		Sysco Corp., 3.500%, 10/02/24	2,378,220	0.1
2,405,000		Tenet Healthcare Corp., 6.000%, 10/01/20	2,570,344	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
3,236,000		Tyson Foods, Inc., 3.950%, 08/15/24	$3,261,218	0.1
1,236,000		Tyson Foods, Inc., 5.150%, 08/15/44	1,271,269	0.0
3,000,000	#	Universal Health Services, Inc., 4.750%, 08/01/22	3,095,625	0.1
1,000,000	#	Valeant Pharmaceuticals International, 5.625%, 12/01/21	1,030,100	0.0
915,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	975,619	0.0
1,000,000	#	VPI Escrow Corp., 6.375%, 10/15/20	1,055,625	0.0
827,000		Anthem, Inc., 3.500%, 08/15/24	794,729	0.0
1,495,000		WellPoint, Inc., 4.625%, 05/15/42	1,366,828	0.1
1,753,000	#	WM Wrigley Jr Co., 2.400%, 10/21/18	1,778,243	0.1
2,464,000	#	WM Wrigley Jr Co., 2.900%, 10/21/19	2,509,436	0.1
1,780,000		Zimmer Biomet Holdings, Inc., 4.450%, 08/15/45	1,633,118	0.1
1,267,000		Zoetis, Inc., 1.875%, 02/01/18	1,262,740	0.0
			170,541,027	6.3

		Diversified: 0.1%
2,760,000		MUFG Americas Holdings Corp., 2.250%, 02/10/20	2,727,683	0.1
1,445,000	#	Nemak SA de CV, 5.500%, 02/28/23	1,490,156	0.0
			4,217,839	0.1

		Energy: 3.8%
870,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	954,981	0.0
870,000		Antero Resources Corp., 5.375%, 11/01/21	848,250	0.0
850,000	#	Antero Resources Corp., 5.625%, 06/01/23	825,562	0.0
3,930,000		BP Capital Markets PLC, 2.315%, 02/13/20	3,915,266	0.1
1,876,000		BP Capital Markets PLC, 3.062%, 03/17/22	1,871,038	0.1
5,268,000		Cenovus Energy, Inc., 3.800%, 09/15/23	5,207,339	0.2
2,120,000	#	Columbia Pipeline Group, Inc., 3.300%, 06/01/20	2,128,777	0.1
2,120,000	#	Columbia Pipeline Group, Inc., 4.500%, 06/01/25	2,092,319	0.1
1,678,000		ConocoPhillips Co., 3.350%, 11/15/24	1,659,943	0.1
1,678,000		ConocoPhillips Co., 4.300%, 11/15/44	1,601,995	0.1
2,172,000	L	Diamond Offshore Drilling, Inc., 3.450%, 11/01/23	2,054,808	0.1
1,843,000		El Paso Pipeline Partners Operating Co. LLC, 4.300%, 05/01/24	1,819,559	0.1
1,652,000	#	Enable Midstream Partners L.P., 3.900%, 05/15/24	1,534,872	0.1
1,402,000	#	Enable Midstream Partners L.P., 5.000%, 05/15/44	1,190,058	0.0
1,523,000		Enbridge Energy Partners, 9.875%, 03/01/19	1,879,540	0.1
891,000		Enbridge, Inc., 3.500%, 06/10/24	832,590	0.0
1,770,000		Enbridge, Inc., 4.000%, 10/01/23	1,724,369	0.1
504,000		Enbridge, Inc., 4.500%, 06/10/44	414,335	0.0
1,070,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	1,211,775	0.0
1,217,000		Energy Transfer Partners L.P., 4.650%, 06/01/21	1,258,425	0.1
2,074,000		Energy Transfer Partners L.P., 6.050%, 06/01/41	2,036,127	0.1
1,244,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	1,533,990	0.1
1,706,000	L	Ensco PLC, 4.500%, 10/01/24	1,630,576	0.1
2,170,000		Enterprise Products Operating LLC, 3.700%, 02/15/26	2,113,196	0.1
1,270,000		Enterprise Products Operating LLC, 3.750%, 02/15/25	1,245,297	0.1
2,020,000		Enterprise Products Operating LLC, 4.900%, 05/15/46	1,905,949	0.1
1,231,000		EQT Midstream Partners L.P., 4.000%, 08/01/24	1,165,715	0.0
1,810,000		FMC Technologies, Inc., 3.450%, 10/01/22	1,745,106	0.1
1,254,000		Halliburton Co., 4.750%, 08/01/43	1,286,781	0.1
285,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.000%, 12/01/24	268,670	0.0
1,270,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	1,237,461	0.0
1,766,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	1,604,609	0.1
3,848,000		Kinder Morgan, Inc./DE, 4.300%, 06/01/25	3,737,366	0.1
1,310,000		Kinder Morgan, Inc./DE, 5.050%, 02/15/46	1,136,172	0.0
2,620,000		Marathon Oil Corp., 3.850%, 06/01/25	2,569,101	0.1
1,070,000		Marathon Oil Corp., 5.200%, 06/01/45	1,038,882	0.0
2,627,000		Marathon Petroleum Corp., 4.750%, 09/15/44	2,398,212	0.1
863,000		Marathon Petroleum Corp., 5.000%, 09/15/54	782,107	0.0
2,254,000		Marathon Petroleum Corp., 6.500%, 03/01/41	2,561,094	0.1
2,500,000		Newfield Exploration Co., 5.375%, 01/01/26	2,487,500	0.1
3,118,000		Occidental Petroleum Corp., 3.500%, 06/15/25	3,106,220	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
650,000		ONEOK Partners L.P., 2.000%, 10/01/17	$651,600	0.0
663,000		ONEOK Partners L.P., 3.375%, 10/01/22	610,168	0.0
1,443,000		Phillips 66, 2.950%, 05/01/17	1,481,905	0.1
2,530,000		Phillips 66, 4.875%, 11/15/44	2,417,056	0.1
1,145,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	1,110,650	0.0
1,145,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	1,171,106	0.0
1,220,000		Rowan Cos, Inc., 5.850%, 01/15/44	1,032,995	0.0
3,840,000		Shell International Finance BV, 3.250%, 05/11/25	3,804,607	0.1
910,000		Shell International Finance BV, 4.375%, 05/11/45	898,465	0.0
2,017,000		Spectra Energy Partners L.P., 3.500%, 03/15/25	1,931,001	0.1
4,025,000		Statoil ASA, 2.450%, 01/17/23	3,859,544	0.1
850,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	825,743	0.0
910,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/45	830,932	0.0
790,000		Transcontinental Gas Pipe Line Corp., 6.400%, 04/15/16	822,406	0.0
1,070,000	L	Transocean, Inc., 4.300%, 10/15/22	813,200	0.0
1,285,000		Williams Cos, Inc., 4.550%, 06/24/24	1,245,824	0.1
4,626,000		Williams Partners L.P., 3.600%, 03/15/22	4,494,076	0.2
2,600,000	#	YPF SA, 8.875%, 12/19/18	2,769,000	0.1
			103,386,210	3.8

		Financial: 10.3%
3,513,600		Aegon NV, 2.138%, 07/29/49	3,032,237	0.1
1,636,000		American International Group, Inc., 3.375%, 08/15/20	1,693,798	0.1
2,876,000		American International Group, Inc., 3.875%, 01/15/35	2,606,841	0.1
1,050,000		American International Group, Inc., 5.850%, 01/16/18	1,157,782	0.0
88,000		American International Group, Inc., 8.175%, 05/15/68	116,732	0.0
2,195,000		Air Lease Corp., 3.750%, 02/01/22	2,194,870	0.1
1,100,000		Air Lease Corp., 3.875%, 04/01/21	1,113,750	0.0
2,568,000		Air Lease Corp., 4.250%, 09/15/24	2,555,160	0.1
2,894,000		American Tower Corp., 3.400%, 02/15/19	2,962,023	0.1
2,961,000		American Tower Corp., 3.450%, 09/15/21	2,947,604	0.1
1,410,000		American Tower Corp., 4.500%, 01/15/18	1,492,265	0.0
1,594,000		AvalonBay Communities, Inc., 3.500%, 11/15/24	1,590,120	0.1
400,000	#	Banco de Reservas de LA Republica Dominicana, 7.000%, 02/01/23	402,838	0.0
1,760,000		Bank of America Corp., 3.950%, 04/21/25	1,700,801	0.1
1,973,000		Bank of America Corp., 4.125%, 01/22/24	2,024,401	0.1
2,540,000		Bank of America Corp., 4.250%, 10/22/26	2,479,629	0.1
3,564,000		Bank of America Corp., 4.200%, 08/26/24	3,557,047	0.1
1,725,000		Bank of America Corp., 4.000%, 04/01/24	1,756,102	0.1
1,100,000		Bank of America Corp., 4.750%, 04/21/45	1,020,357	0.0
3,453,000		Bank of America Corp., 5.000%, 01/21/44	3,586,044	0.1
3,158,000	#	Barclays Bank PLC, 6.050%, 12/04/17	3,439,302	0.1
2,034,000		Barclays PLC, 3.650%, 03/16/25	1,928,126	0.1
1,333,000		BPCE SA, 2.500%, 12/10/18	1,355,421	0.0
3,034,000	#	BPCE SA, 5.150%, 07/21/24	3,078,748	0.1
2,111,000	#	BPCE SA, 5.700%, 10/22/23	2,231,572	0.1
3,040,000		Capital One NA/Mclean VA, 1.650%, 02/05/18	3,022,854	0.1
3,020,000		Citigroup, Inc., 1.800%, 02/05/18	3,013,190	0.1
1,682,000		Citigroup, Inc., 3.500%, 05/15/23	1,642,865	0.1
2,077,000		Citigroup, Inc., 4.000%, 08/05/24	2,050,419	0.1
4,457,000		Citigroup, Inc., 5.500%, 09/13/25	4,819,421	0.2
783,000		Citigroup, Inc., 6.675%, 09/13/43	948,528	0.0
5,130,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	5,097,804	0.2
3,057,000		Comerica, Inc., 3.800%, 07/22/26	2,971,823	0.1
1,490,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 5.750%, 12/01/43	1,639,316	0.1
1,660,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	2,110,275	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
2,886,000		Corporate Office Properties L.P., 3.700%, 06/15/21	$2,859,919	0.1
3,890,000	#	Credit Agricole SA, 4.375%, 03/17/25	3,734,089	0.1
4,386,000	#	Credit Suisse AG, 6.500%, 08/08/23	4,807,543	0.2
2,699,000	#	Credit Suisse Group Funding Guernsey Ltd., 3.750%, 03/26/25	2,599,526	0.1
4,144,000		Credit Suisse/New York NY, 1.750%, 01/29/18	4,127,499	0.1
6,923,000		Deutsche Bank AG/London, 1.875%, 02/13/18	6,902,903	0.2
1,627,000		Digital Realty Trust L.P., 3.950%, 07/01/22	1,624,224	0.1
4,567,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	4,556,546	0.2
805,000		Discover Financial Services, 3.850%, 11/21/22	799,591	0.0
367,000		Discover Financial Services, 6.450%, 06/12/17	398,899	0.0
1,840,000		Equity One, Inc., 3.750%, 11/15/22	1,820,086	0.1
4,104,000		Fifth Third Bancorp, 4.500%, 06/01/18	4,347,774	0.2
3,661,000	#	Five Corners Funding Trust, 4.419%, 11/15/23	3,783,281	0.1
1,828,000		General Electric Capital Corp., 5.300%, 02/11/21	2,054,997	0.1
1,200,000		General Electric Capital Corp., 6.250%, 12/15/49	1,314,000	0.0
1,700,000		General Electric Capital Corp., 7.125%, 12/15/49	1,963,500	0.1
3,405,000		Goldman Sachs Group, Inc., 2.600%, 04/23/20	3,387,236	0.1
2,048,000		Goldman Sachs Group, Inc., 2.900%, 07/19/18	2,099,606	0.1
7,018,000		Goldman Sachs Group, Inc., 3.850%, 07/08/24	7,033,706	0.3
2,626,000		Goldman Sachs Group, Inc., 4.000%, 03/03/24	2,659,421	0.1
1,523,000		Goldman Sachs Group, Inc., 5.150%, 05/22/45	1,469,620	0.0
998,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	1,172,264	0.0
593,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	739,463	0.0
1,763,000	#	HBOS PLC, 6.750%, 05/21/18	1,958,171	0.1
3,158,000		HCP, Inc., 3.875%, 08/15/24	3,083,124	0.1
2,700,000		HCP, Inc., 4.000%, 06/01/25	2,644,610	0.1
2,544,000	L	HSBC Holdings PLC, 5.625%, 12/29/49	2,550,360	0.1
2,578,000		HSBC Holdings PLC, 6.375%, 03/29/49	2,597,335	0.1
3,121,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	3,160,783	0.1
2,100,000	#	ICICI Bank Ltd./Dubai, 4.700%, 02/21/18	2,211,754	0.1
1,037,000	#	International Lease Finance Corp., 7.125%, 09/01/18	1,158,848	0.0
2,416,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	2,486,098	0.1
3,100,000		Intesa Sanpaolo SpA, 5.250%, 01/12/24	3,313,757	0.1
1,858,000		JPMorgan Chase & Co., 3.125%, 01/23/25	1,773,372	0.1
2,207,000		JPMorgan Chase & Co., 3.875%, 09/10/24	2,167,517	0.1
3,727,000		JPMorgan Chase & Co., 4.125%, 12/15/26	3,666,682	0.1
1,755,000		JPMorgan Chase & Co., 6.100%, 10/29/49	1,763,336	0.1
1,643,000		JPMorgan Chase & Co., 6.000%, 12/29/49	1,634,785	0.1
1,202,000		JPMorgan Chase & Co., 6.125%, 12/29/49	1,208,431	0.0
2,989,000		KeyBank NA/Cleveland OH, 2.250%, 03/16/20	2,963,032	0.1
2,929,000		KeyBank NA/Cleveland OH, 3.300%, 06/01/25	2,843,098	0.1
1,705,000		Kimco Realty Corp., 3.125%, 06/01/23	1,633,182	0.1
2,876,000		Manufacturers & Traders Trust Co., 2.100%, 02/06/20	2,834,890	0.1
3,294,000		MetLife, Inc., 4.875%, 11/13/43	3,414,215	0.1
1,881,000	#	Mizuho Bank Ltd., 3.200%, 03/26/25	1,846,132	0.1
1,353,000		Morgan Stanley, 2.125%, 04/25/18	1,362,004	0.0
4,630,000		Morgan Stanley, 2.800%, 06/16/20	4,641,390	0.2
8,078,000		Morgan Stanley, 3.875%, 04/29/24	8,161,704	0.3
1,607,000		Morgan Stanley, 3.950%, 04/23/27	1,516,076	0.0
1,560,000		Morgan Stanley, 4.300%, 01/27/45	1,455,669	0.0
2,228,000		Morgan Stanley, 5.000%, 11/24/25	2,333,552	0.1
435,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	465,450	0.0
1,345,000	#	Nordea Bank AB, 6.125%, 12/29/49	1,331,129	0.0
1,843,000		PNC Bank NA, 2.250%, 07/02/19	1,841,513	0.1
868,000		PNC Bank NA, 4.200%, 11/01/25	910,693	0.0
2,680,000		Principal Financial Group, Inc., 3.400%, 05/15/25	2,619,319	0.1
1,147,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	1,171,718	0.0
3,914,000		Santander Bank NA, 2.000%, 01/12/18	3,914,023	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,960,000		Santander Holdings USA, Inc./PA, 2.650%, 04/17/20	$1,927,358	0.1
2,470,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.250%, 10/28/25	2,355,849	0.1
2,893,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.500%, 02/12/25	2,840,706	0.1
2,332,000		Simon Property Group L.P., 4.250%, 10/01/44	2,211,478	0.1
2,453,000	#	Societe Generale SA, 4.250%, 04/14/25	2,307,559	0.1
1,871,000		State Street Corp., 3.300%, 12/16/24	1,867,153	0.1
5,225,000		Sumitomo Mitsui Banking Corp., 2.450%, 01/16/20	5,238,078	0.2
1,860,000		Synchrony Financial, 2.700%, 02/03/20	1,837,758	0.1
1,470,000		UBS AG/Stamford CT, 7.625%, 08/17/22	1,723,428	0.1
1,780,000		UDR, Inc., 3.750%, 07/01/24	1,765,860	0.1
1,707,000		Vornado Realty L.P., 2.500%, 06/30/19	1,704,986	0.1
1,240,000		Washington Real Estate Investment Trust, 3.950%, 10/15/22	1,222,558	0.0
2,052,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	2,055,451	0.1
2,181,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.750%, 09/17/24	2,156,592	0.1
1,960,000		Wells Fargo & Co., 2.150%, 01/30/20	1,942,160	0.1
2,110,000		Wells Fargo & Co., 3.900%, 05/01/45	1,896,204	0.1
5,042,000		Wells Fargo & Co., 4.100%, 06/03/26	5,061,523	0.2
2,801,000		Wells Fargo & Co., 4.650%, 11/04/44	2,681,190	0.1
3,096,000		Wells Fargo & Co., 5.375%, 11/02/43	3,301,500	0.1
2,409,000		Wells Fargo & Co., 5.900%, 12/29/49	2,421,045	0.1
2,030,000		XLIT Ltd., 5.500%, 03/31/45	1,909,343	0.1
			280,661,289	10.3

		Industrial: 1.0%
1,872,000	#	AP Moeller - Maersk A/S, 2.550%, 09/22/19	1,885,301	0.1
1,288,000		Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	1,275,227	0.0
1,175,000		Case New Holland, Inc., 7.875%, 12/01/17	1,292,500	0.1
1,109,000		Caterpillar, Inc., 3.400%, 05/15/24	1,125,541	0.0
2,449,000	#	Cemex SAB de CV, 6.125%, 05/05/25	2,422,551	0.1
640,000		Cummins, Inc., 4.875%, 10/01/43	679,677	0.0
2,319,000		Eaton Corp., 1.500%, 11/02/17	2,314,633	0.1
3,108,000		Emerson Electric Co., 2.625%, 12/01/21	3,100,432	0.1
1,508,000		Harris Corp., 3.832%, 04/28/25	1,466,604	0.1
3,108,000		Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	3,223,475	0.1
1,163,000		Jabil Circuit, Inc., 7.750%, 07/15/16	1,221,150	0.0
2,940,000		Lockheed Martin Corp., 3.800%, 03/01/45	2,621,583	0.1
2,250,000	#	Siemens Financieringsmaatschappij NV, 3.250%, 05/27/25	2,211,509	0.1
1,457,000		Thermo Fisher Scientific, Inc., 1.850%, 01/15/18	1,455,219	0.1
			26,295,402	1.0

		Technology: 1.7%
6,040,000		Apple, Inc., 1.550%, 02/07/20	5,915,896	0.2
2,930,000		Apple, Inc., 2.150%, 02/09/22	2,798,880	0.1
890,000		Apple, Inc., 2.500%, 02/09/25	834,278	0.0
945,000		Apple, Inc., 4.450%, 05/06/44	942,380	0.0
2,458,000		Fidelity National Information Services, Inc., 3.500%, 04/15/23	2,386,814	0.1
825,000		Hewlett-Packard Co., 2.600%, 09/15/17	840,225	0.0
2,673,000		Hewlett-Packard Co., 3.000%, 09/15/16	2,727,847	0.1
625,000		Hewlett-Packard Co., 5.400%, 03/01/17	665,571	0.0
1,685,000	#	Infor US, Inc., 6.500%, 05/15/22	1,722,912	0.1
3,020,000		International Business Machines Corp., 1.125%, 02/06/18	3,000,536	0.1
1,820,000		KLA-Tencor Corp., 4.125%, 11/01/21	1,867,633	0.1
1,410,000		Microsoft Corp., 2.375%, 02/12/22	1,384,430	0.1
1,530,000		Microsoft Corp., 3.500%, 02/12/35	1,397,092	0.1
3,283,000		Oracle Corp., 2.950%, 05/15/25	3,161,250	0.1
1,254,000		Oracle Corp., 3.400%, 07/08/21	1,256,828	0.0
1,849,000		Oracle Corp., 3.625%, 07/15/23	1,900,866	0.1
2,975,000		Oracle Corp., 4.125%, 05/15/45	2,764,007	0.1
2,710,000		QUALCOMM, Inc., 3.450%, 05/20/25	2,639,993	0.1
3,370,000		QUALCOMM, Inc., 4.800%, 05/20/45	3,229,633	0.1
2,130,000	#	Seagate HDD Cayman, 4.875%, 06/01/27	2,071,623	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
2,140,000		Xerox Corp., 2.750%, 03/15/19	$2,171,118	0.1
			45,679,812	1.7

		Utilities: 1.6%
2,945,000		AES Corporation, 5.500%, 04/15/20	2,812,475	0.1
771,000		American Electric Power Co., Inc., 1.650%, 12/15/17	772,200	0.0
3,124,000		Berkshire Hathaway Energy Co., 3.500%, 02/01/25	3,112,482	0.1
2,865,000	#	Calpine Corp., 6.000%, 01/15/22	3,044,063	0.1
566,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	495,852	0.0
1,833,000		Dominion Gas Holdings LLC, 3.600%, 12/15/24	1,824,926	0.1
1,760,000		Duke Energy Corp., 2.100%, 06/15/18	1,780,562	0.1
1,406,000		Duke Energy Corp., 3.950%, 10/15/23	1,459,362	0.1
612,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	701,416	0.0
1,249,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	1,447,466	0.1
873,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	925,380	0.0
782,000		Entergy Texas, Inc., 7.125%, 02/01/19	909,515	0.0
2,170,000		Exelon Corp., 2.850%, 06/15/20	2,181,646	0.1
2,170,000		Exelon Corp., 3.950%, 06/15/25	2,183,866	0.1
1,220,000		Exelon Corp., 5.100%, 06/15/45	1,223,332	0.1
1,019,000		FirstEnergy Corp., 2.750%, 03/15/18	1,034,168	0.0
1,519,000		FirstEnergy Corp., 4.250%, 03/15/23	1,529,071	0.1
618,000		Metropolitan Edison, 7.700%, 01/15/19	724,119	0.0
709,000		Nevada Power Co., 7.125%, 03/15/19	833,638	0.0
3,384,000		NextEra Energy Capital Holdings, Inc., 2.700%, 09/15/19	3,407,434	0.1
1,192,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	1,189,910	0.0
521,000		Nisource Finance Corp., 5.950%, 06/15/41	606,608	0.0
2,000,000		NRG Energy, Inc., 6.250%, 05/01/24	1,995,000	0.1
701,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	738,868	0.0
980,000		Oncor Electric Delivery Co. LLC, 6.800%, 09/01/18	1,134,281	0.0
1,237,000		Pacific Gas & Electric Co., 3.400%, 08/15/24	1,236,453	0.1
2,173,000		PSEG Power LLC, 2.450%, 11/15/18	2,180,503	0.1
1,169,000		Southwestern Electric Power, 5.550%, 01/15/17	1,241,105	0.1
1,030,000		TransAlta Corp., 4.500%, 11/15/22	1,022,604	0.0
			43,748,305	1.6

	Total Corporate Bonds/Notes
	(Cost $895,290,914)		889,290,221	32.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 11.1%
6,645,942		Alternative Loan Trust 2005-10CB, 0.687%, 05/25/35	5,621,690	0.2
2,157,968		Alternative Loan Trust 2005-6CB, 5.250%, 04/25/35	2,021,643	0.1
4,094,895		Alternative Loan Trust 2005-J2, 0.587%, 04/25/35	3,443,819	0.1
1,380,326		Alternative Loan Trust 2006-18CB A11, 0.687%, 07/25/36	984,342	0.0
5,363,359		Alternative Loan Trust 2007-2CB, 0.787%, 03/25/37	3,806,397	0.1
3,631,850		Alternative Loan Trust 2007-HY6, 0.407%, 08/25/47	3,488,340	0.1
1,039,000	#	American General Mortgage Loan Trust, 5.650%, 03/25/58	1,060,415	0.0
2,610,000	#	BAMLL Re-REMIC Trust 2015-FRR11, 1.903%, 09/27/44	2,384,499	0.1
5,146,758	#	BAMLL Re-REMIC Trust 2014-FRR9, 2.911%, 12/26/46	5,091,836	0.2
4,505,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.749%, 06/10/49	4,677,846	0.2
2,030,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.749%, 06/10/49	2,064,776	0.1
2,870,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 6.003%, 02/10/51	2,992,605	0.1
627,601	#	Banc of America Funding Corp., 5.250%, 08/26/35	648,737	0.0
860,000		Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-6 C, 5.328%, 09/10/47	869,356	0.0
4,557,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.147%, 07/10/45	4,604,217	0.2

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,030,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.328%, 09/10/47	$1,038,280	0.0
1,900,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.328%, 09/10/47	1,923,069	0.1
1,300,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.582%, 07/10/42	1,288,162	0.1
32,052	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.952%, 03/11/41	32,125	0.0
1,271,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.952%, 03/11/41	1,405,826	0.1
823,818		Banc of America Mortgage 2005-J Trust 2A4, 2.712%, 11/25/35	763,367	0.0
170,571	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 5.291%, 07/10/43	170,468	0.0
1,710,000	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 6.234%, 11/10/38	1,731,719	0.1
2,330,000	#	Bank of America Re-REMIC Trust 2014-FRR7 A, 2.431%, 10/26/44	2,296,958	0.1
3,749,831		BCAP LLC Trust 2007-AA2, 0.397%, 05/25/47	2,796,770	0.1
1,306,071		Bear Stearns Adjustable Rate Mortgage Trust, 2.752%, 07/25/36	1,103,042	0.0
4,542,971		Bear Stearns ALT-A Trust 2005-10, 2.523%, 01/25/36	3,756,924	0.1
3,971,969		Bear Stearns Alternative-A Trust, 2.584%, 05/25/35	3,863,522	0.1
2,180,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 6.078%, 06/11/41	2,328,791	0.1
800,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8, 4.858%, 06/11/41	799,924	0.0
2,450,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9, 5.074%, 09/11/42	2,523,634	0.1
1,400,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G 2/42, 5.921%, 02/13/42	1,321,449	0.1
3,520,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18, 5.921%, 02/13/42	3,438,070	0.1
2,050,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.256%, 10/12/42	2,064,637	0.1
1,013,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22, 5.766%, 04/12/38	1,059,107	0.0
2,540,821	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	2,793,632	0.1
1,180,000	#	CGBAM 2015-SMRT Commerical Mortgage Trust, 3.768%, 04/10/28	1,198,085	0.0
1,700,000	#	Citigroup Commercial Mortgage Trust 2012-GC8, 4.877%, 09/10/45	1,699,966	0.1
2,811,000	#	Citigroup Mortgage Loan Trust 2010-7, 5.900%, 12/25/35	2,869,798	0.1
3,715,349		Citigroup Mortgage Loan Trust, Inc., 2.606%, 03/25/36	3,559,882	0.1
1,685,625		Citigroup Mortgage Loan Trust, Inc., 2.757%, 09/25/37	1,523,592	0.1
4,282,430		Citigroup Mortgage Loan Trust, 5.485%, 11/25/36	3,786,850	0.1
6,449,551	^	COMM 2012-CCRE1 XA Mortgage Trust, 2.282%, 05/15/45	619,011	0.0
8,331,148	^	COMM 2013-LC6 XA Mortgage Trust, 1.900%, 01/10/46	651,179	0.0
1,135,000		Commercial Mortgage Trust 2007-GG11 AJ, 6.254%, 12/10/49	1,182,930	0.0
27,260,000	#,^	Commercial Mortgage Trust, 0.748%, 10/15/45	1,104,791	0.0
25,910,231	^	Commercial Mortgage Trust, 1.418%, 08/10/46	1,747,453	0.1
29,030,096	^	Commercial Mortgage Trust, 1.575%, 10/10/46	2,302,267	0.1
4,877,956	^	Commercial Mortgage Trust, 2.050%, 08/15/45	449,334	0.0
1,280,000		Commercial Mortgage Trust, 5.380%, 07/15/44	1,287,553	0.1
2,502,027		Countrywide Alternative Loan Trust, 0.307%, 06/25/36	2,208,136	0.1
1,742,589		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	1,584,742	0.1
5,485,456		Countrywide Home Loan Mortgage Pass-through Trust, 2.429%, 11/25/34	5,221,557	0.2
101,497	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	101,597	0.0
442,500	#	Credit Suisse First Boston Mortgage Securities Corp., 5.736%, 05/15/36	477,857	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,134,310	#	Credit Suisse First Boston Mortgage Securities Corp., 5.861%, 04/12/49	$1,133,008	0.0
900,000	#	Credit Suisse First Boston Mortgage Securities Corp., 6.467%, 05/15/36	1,016,402	0.0
1,500,000	#	DBUBS 2011-LC2 Mortgage Trust, 5.640%, 07/10/44	1,571,912	0.1
1,405,515		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.307%, 08/25/36	1,144,190	0.0
2,074,816		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.377%, 10/25/36	1,216,075	0.1
3,910,291	#	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1, 4.345%, 06/27/37	3,920,134	0.2
2,730,000		Fannie Mae Connecticut Avenue Securities 2013-CO1 M2, 4.737%, 02/25/25	2,760,692	0.1
2,920,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.087%, 07/25/24	2,705,557	0.1
2,430,000		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.187%, 05/25/25	2,377,833	0.1
1,520,000		Fannie Mae Connecticut Avenue Securities 2015-C02 2M2, 4.187%, 05/25/25	1,484,529	0.1
2,100,000		Fannie Mae Connecticut Avenue Securities 2015-CO1 M2, 4.487%, 02/25/25	2,102,742	0.1
2,890,000		Fannie Mae Connecticut Avenue Securities, 5.087%, 11/25/24	2,985,283	0.1
1,625,000		Fannie Mae Connecticut Avenue Securities, 5.187%, 11/25/24	1,679,462	0.1
72,636,367	^	Fannie Mae Series 2011-M3 X, 0.154%, 07/25/21	1,095,734	0.0
789,812	^	Fannie Mae, 3.000%, 05/25/43	108,524	0.0
3,612,232	^	Fannie Mae, 3.000%, 08/25/28	353,082	0.0
11,596,980	^	Fannie Mae, 5.763%, 10/25/39	1,529,776	0.1
1,449,481		First Horizon Alternative Mortgage Securities Trust 2006-FA8, 6.000%, 02/25/37	1,205,526	0.0
1,441,898		First Horizon Alternative Mortgage Securities, 0.487%, 12/25/36	827,579	0.0
1,441,898	^	First Horizon Alternative Mortgage Securities, 6.513%, 12/25/36	363,731	0.0
25,000,000	^	Freddie Mac Series K015 X3, 2.886%, 08/25/39	3,656,300	0.1
1,730,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 4.937%, 10/25/24	1,797,330	0.1
1,640,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M2, 2.387%, 03/25/25	1,629,766	0.1
2,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 3.987%, 03/25/25	1,974,546	0.1
3,770,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 4.337%, 01/25/25	3,835,805	0.1
229,686,455	#,^	FREMF Mortgage Trust, 0.100%, 12/25/44	1,178,062	0.0
1,400,000		GALL 2007-1X B2L, 3.474%, 05/15/21	1,398,485	0.1
107,164	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Trust, 5.000%, 05/10/36	107,445	0.0
1,280,000		GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Trust, 5.044%, 12/10/41	1,312,711	0.1
8,547,693	^	GS Mortgage Securities Corp. II 2012-GCJ9 XA, 2.507%, 11/10/45	934,022	0.0
46,059,208	^	GS Mortgage Securities Corp. II, 1.710%, 11/10/46	3,334,991	0.1
9,998,117	^	GS Mortgage Securities Corp. II, 2.724%, 05/10/45	1,018,754	0.0
3,290,000	#	GS Mortgage Securities Trust 2010-C2, 5.396%, 12/10/43	3,444,581	0.1
11,972		GSR Mortgage Loan Trust, 0.687%, 06/25/35	11,683	0.0
1,030,773		GSR Mortgage Loan Trust, 5.500%, 05/25/36	957,008	0.0
634,921		GSR Mortgage Loan Trust, 6.000%, 01/25/37	607,985	0.0
2,033,886		HomeBanc Mortgage Trust 2005-3, 0.497%, 07/25/35	1,890,857	0.1
1,701,454		HomeBanc Mortgage Trust 2006-2 A2, 0.407%, 12/25/36	1,488,488	0.1
463,035		Homebanc Mortgage Trust, 1.047%, 08/25/29	436,004	0.0
955,043	#	Jefferies Resecuritization Trust 2009-R6, 5.109%, 03/26/36	933,717	0.0
722,421		JP Morgan Alternative Loan Trust, 5.500%, 12/25/35	587,408	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
24,437,802	^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XA, 2.028%, 12/15/47	$2,112,323	0.1
15,265,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.443%, 12/15/47	358,628	0.0
630,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Commercial Mortgage Pass-Thr, 5.740%, 05/15/41	657,253	0.0
42,765,896	^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.762%, 01/15/46	889,218	0.0
2,400,000	#	JP Morgan Chase Commercial Mortgage Securities Corp., 5.596%, 07/15/46	2,568,985	0.1
1,444,620	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.623%, 10/15/37	1,451,285	0.1
1,910,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.066%, 01/12/37	1,914,697	0.1
1,380,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.097%, 01/12/37	1,377,344	0.1
1,300,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.847%, 06/12/41	1,269,946	0.1
1,130,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8, 5.618%, 05/15/45	1,134,466	0.0
464,180	#	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4, 7.990%, 07/15/46	508,684	0.0
41,309,191	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.926%, 06/15/45	2,956,135	0.1
3,162,160		JP Morgan Mortgage Trust 2005-S3, 6.000%, 01/25/36	2,842,185	0.1
18,425,000	#,^	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	222,382	0.0
1,581,000	#	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.454%, 02/15/40	1,579,618	0.1
1,730,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	1,741,496	0.1
1,100,000	#	LB-UBS Commercial Mortgage Trust 2005-C5, 5.350%, 09/15/40	1,097,113	0.0
3,205,000		LB-UBS Commercial Mortgage Trust 2005-C7, 5.350%, 11/15/40	3,250,979	0.1
720,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 6.048%, 06/15/38	735,080	0.0
2,090,000		LB-UBS Commercial Mortgage Trust 2006-C4 E, 6.048%, 06/15/38	2,123,032	0.1
830,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR15, 6.096%, 09/15/39	842,554	0.0
820,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR16, 6.096%, 09/15/39	818,602	0.0
1,750,000		LB-UBS Commercial Mortgage Trust 2007-C6, 6.330%, 07/15/40	1,832,075	0.1
67,403,488	#,^	LB-UBS Commercial Mortgage Trust, 0.854%, 11/15/38	526,468	0.0
770,000		LB-UBS Commercial Mortgage Trust, 4.954%, 07/15/40	770,158	0.0
1,100,000	#	LB-UBS Commercial Mortgage Trust, 5.328%, 10/15/36	1,159,316	0.0
1,830,000	#	LB-UBS Commercial Mortgage Trust, 6.096%, 09/15/39	1,887,233	0.1
1,760,000	#	LB-UBS Commercial Mortgage Trust, 6.096%, 09/15/39	1,822,823	0.1
1,027,151	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	1,030,775	0.0
134,129		Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29	134,268	0.0
2,030,000		Merrill Lynch Mortgage Trust 2006-C2, 5.802%, 08/12/43	2,044,882	0.1
1,500,000	#	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5, 4.845%, 08/15/45	1,541,289	0.1
61,120,420	^	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7, 1.823%, 02/15/46	4,867,679	0.2
19,181,053	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.277%, 11/15/45	1,649,793	0.1
1,310,000	#	Morgan Stanley Capital I Trust 2005-HQ6, 5.379%, 08/13/42	1,307,427	0.1
2,760,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.460%, 01/11/43	2,867,959	0.1
3,090,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.418%, 09/15/47	3,336,435	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,300,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.418%, 09/15/47	$1,382,485	0.1
250,000	#	Morgan Stanley Capital I, Inc., 5.910%, 11/15/31	254,102	0.0
7,851	#	Morgan Stanley Capital I, 7.350%, 07/15/32	7,868	0.0
600,000	#	Morgan Stanley Dean Witter Capital I, 7.762%, 07/15/33	677,052	0.0
1,519,395		Morgan Stanley Mortgage Loan Trust 2006-3AR 2A1, 2.798%, 03/25/36	1,256,181	0.1
3,643,963	#	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	3,641,882	0.1
2,590,000	#	Morgan Stanley Re-REMIC Trust, 0.250%, 07/27/49	2,313,129	0.1
1,672,789	#	N-Star Real Estate CDO Ltd. 2013-1A A, 2.037%, 08/25/29	1,671,952	0.1
444,010		Prime Mortgage Trust, 5.500%, 03/25/37	403,371	0.0
246,388		Structured Adjustable Rate Mortgage Loan Trust, 2.702%, 09/25/34	246,216	0.0
433,374		Structured Asset Mortgage Investments, Inc., 0.668%, 04/19/35	403,606	0.0
7,723,407	#,^	UBS-Barclays Commercial Mortgage Trust, 1.731%, 05/10/63	547,225	0.0
2,250,000	#	Wachovia Bank Commercial Mortgage Trust Series 2005-C17 G, 5.703%, 03/15/42	2,245,014	0.1
2,200,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.897%, 05/15/43	2,218,247	0.1
5,230,000		Wachovia Bank Commercial Mortgage Trust Series, 5.897%, 05/15/43	5,314,240	0.2
4,047,590		Wachovia Mortgage Loan Trust LLC Series 2005-B Trust 2A1, 2.515%, 10/20/35	3,689,407	0.1
702,854		WaMu Alternative Mortgage Pass-Through Certificates, 5.500%, 10/25/35	660,634	0.0
862,541		WaMu Mortgage Pass Through Certificates, 1.740%, 10/25/36	725,734	0.0
2,195,020		WaMu Mortgage Pass-Through Certificates Series 2006-AR14 Trust, 1.969%, 11/25/36	1,955,102	0.1
5,756,228		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust, 2.021%, 12/25/36	5,086,830	0.2
2,489,834		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust, 2.021%, 12/25/36	2,200,288	0.1
1,651,647		WaMu Mortgage Pass-Through Certificates Series 2006-AR6 Trust, 4.436%, 08/25/36	1,501,940	0.1
4,685,324		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.252%, 12/25/36	4,237,876	0.2
948,998		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 Trust, 1.943%, 04/25/37	828,134	0.0
1,320,714		WaMu Mortgage Pass-Through Certificates WMALT Series Trust 2007-OC1 A3, 0.417%, 01/25/47	990,148	0.0
4,475,633		WaMu Mortgage Pass-Through Certificates, 2.156%, 07/25/37	3,831,102	0.1
2,736,120		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1, 0.507%, 01/25/47	2,067,992	0.1
3,058,457		Wells Fargo Alternative Loan Trust, 6.250%, 07/25/37	2,795,032	0.1
1,396,554		Wells Fargo Mortgage Backed Securities 2005-AR15 Trust, 2.613%, 09/25/35	1,332,438	0.1
1,779,618		Wells Fargo Mortgage Backed Securities 2006-AR6 Trust 3A1, 2.581%, 03/25/36	1,732,516	0.1
5,342,543	#,^	Wells Fargo Mortgage Backed Securities Trust, 1.717%, 06/15/45	421,686	0.0
1,458,762		Wells Fargo Mortgage Backed Securities Trust, 5.676%, 04/25/36	1,449,456	0.1
10,190,590	#,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.346%, 08/15/45	961,218	0.0
26,876,157	#,^	WFRBS Commercial Mortgage Trust 2013-C12, 1.622%, 03/15/48	2,016,112	0.1

	Total Collateralized Mortgage Obligations
	(Cost $294,675,811)		300,251,093	11.1

FOREIGN GOVERNMENT BONDS: 1.5%
375,000		Banco Nacional de Desenvolvimento Economico e Social, 5.750%, 09/26/23	384,638	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
700,000	#	Bolivian Government International Bond, 5.950%, 08/22/23	$745,500	0.0
1,968,000	L	Brazilian Government International Bond, 2.625%, 01/05/23	1,746,600	0.1
1,062,000		Colombia Government International Bond, 2.625%, 03/15/23	975,447	0.1
760,000		Colombia Government International Bond, 8.125%, 05/21/24	977,740	0.1
350,000	#	Costa Rica Government International Bond, 4.250%, 01/26/23	324,800	0.0
400,000		Costa Rica Government International Bond, 9.995%, 08/01/20	497,500	0.0
272,000		Croatia Government International Bond, 6.375%, 03/24/21	294,780	0.0
300,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	302,250	0.0
270,000		Dominican Republic International Bond, 5.875%, 04/18/24	281,475	0.0
300,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	324,750	0.0
250,000	#	Egypt Government International Bond, 5.875%, 06/11/25	244,750	0.0
750,000		El Fondo MIVIVIENDA S.A., 3.500%, 01/31/23	715,125	0.0
232,000	#	El Salvador Government International Bond, 5.875%, 01/30/25	223,590	0.0
290,380	#	Gabonese Republic, 6.375%, 12/12/24	283,846	0.0
300,000	#	Guatemala Government Bond, 4.875%, 02/13/28	294,750	0.0
559,000		Guatemala Government Bond, 8.125%, 10/06/34	747,663	0.0
156,000		Hungary Government International Bond, 5.375%, 02/21/23	169,525	0.0
916,000		Hungary Government International Bond, 7.625%, 03/29/41	1,218,408	0.1
600,000	#	Indonesia Government International Bond, 4.125%, 01/15/25	590,250	0.0
1,890,000		Inter-American Development Bank, 1.375%, 07/15/20	1,859,843	0.1
1,246,000		Ivory Coast Government International Bond, 5.750%, 12/31/32	1,180,834	0.1
600,000	#	KazAgro National Management Holding JSC, 4.625%, 05/24/23	531,000	0.0
600,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	580,812	0.0
600,000	#	KazMunayGas National Co. JSC, 4.400%, 04/30/23	549,396	0.0
955,000		Lebanon Government International Bond, 6.000%, 01/27/23	966,938	0.1
400,000		Mexico Government International Bond, 4.000%, 10/02/23	411,600	0.0
500,000		Morocco Government International Bond, 4.250%, 12/11/22	512,500	0.0
600,000	#	Morocco Government International Bond, 4.250%, 12/11/22	615,000	0.0
850,000		Namibia International Bonds, 5.500%, 11/03/21	914,668	0.1
350,000		Nigeria Government International Bond, 6.750%, 01/28/21	363,563	0.0
200,000		Pakistan Government International Bond, 6.875%, 06/01/17	208,750	0.0
200,000		Pakistan Government International Bond, 7.875%, 03/31/36	195,000	0.0
693,000		Panama Government International Bond, 6.700%, 01/26/36	859,320	0.0
400,000		Pertamina Persero PT, 4.300%, 05/20/23	384,000	0.0
1,500,000		Pertamina Persero PT, 5.625%, 05/20/43	1,338,750	0.1
948,000		Petroleos de Venezuela SA, 5.250%, 04/12/17	476,797	0.0
853,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	351,862	0.0
550,000		Petroleos Mexicanos, 4.500%, 01/23/26	538,945	0.0
330,000		Petroleos Mexicanos, 4.875%, 01/18/24	339,075	0.0
1,370,000		Petroleos Mexicanos, 5.500%, 06/27/44	1,267,250	0.1
1,026,667		Petroleum Co. of Trinidad & Tobago Ltd., 6.000%, 05/08/22	1,071,840	0.1
607,000		Philippine Government International Bond, 4.000%, 01/15/21	657,867	0.0
300,000		Philippine Government International Bond, 7.750%, 01/14/31	433,875	0.0
950,000		Republic of Angola Via Northern Lights III BV, 7.000%, 08/16/19	957,837	0.1
600,000		Republic of Paraguay, 4.625%, 01/25/23	609,000	0.0
600,000	#	Republic of Paraguay, 4.625%, 01/25/23	609,000	0.0
102,000		Romanian Government International Bond, 4.375%, 08/22/23	105,050	0.0
136,000	#	Romanian Government International Bond, 4.375%, 08/22/23	140,066	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
630,000	#	Republic of Serbia, 5.250%, 11/21/17	$654,003	0.0
350,000		Sri Lanka Government International Bond, 5.875%, 07/25/22	345,625	0.0
570,000		Tanzania Government International Bond, 6.397%, 03/09/20	580,688	0.0
1,000,000	#	Transnet SOC Ltd., 4.000%, 07/26/22	965,400	0.1
800,000		Turkey Government International Bond, 6.000%, 01/14/41	845,800	0.0
200,000		Turkey Government International Bond, 6.250%, 09/26/22	222,988	0.0
2,183,000		Turkey Government International Bond, 7.375%, 02/05/25	2,625,057	0.1
2,726,000		Ukraine Government AID Bonds, 1.847%, 05/29/20	2,741,778	0.1
253,970		Uruguay Government International Bond, 7.625%, 03/21/36	339,685	0.0
341,643		Uruguay Government International Bond, 8.000%, 11/18/22	440,719	0.0
475,000		Vietnam Government International Bond, 6.750%, 01/29/20	527,250	0.0
300,000	#	Zambia Government International Bond, 5.375%, 09/20/22	261,375	0.0

	Total Foreign Government Bonds
	(Cost $41,939,332)		40,924,193	1.5

ASSET-BACKED SECURITIES: 7.4%
		Automobile Asset-Backed Securities: 1.3%
840,000	#	AmeriCredit Automobile Receivables Trust 2011-3, 5.760%, 12/10/18	853,675	0.0
1,500,000		AmeriCredit Automobile Receivables Trust 2013-4, 3.310%, 10/08/19	1,540,072	0.1
1,890,000		AmeriCredit Automobile Receivables Trust 2013-5, 2.860%, 12/08/19	1,911,652	0.1
3,050,000	#	AmeriCredit Automobile Receivables Trust, 3.290%, 05/08/20	3,101,168	0.1
1,520,000		Capital Auto Receivables Asset Trust 2015-2, 2.290%, 05/20/20	1,521,095	0.1
1,220,000		Capital Auto Receivables Asset Trust 2015-2, 2.670%, 08/20/20	1,220,592	0.0
1,280,000		Capital Auto Receivables Asset Trust/Ally, 2.220%, 01/22/19	1,293,164	0.0
1,230,000		CarMax Auto Owner Trust, 1.950%, 09/16/19	1,230,014	0.0
1,860,000		GM Financial Automobile Leasing Trust 2015-2, 2.420%, 07/22/19	1,866,578	0.1
1,800,000		GM Financial Automobile Leasing Trust 2015-2, 2.990%, 07/22/19	1,806,249	0.1
800,000	#	MMCA Automobile Trust, 2.260%, 10/15/20	806,640	0.0
2,900,000	#	Oscar US Funding Trust 2014-1, 2.550%, 12/15/21	2,955,515	0.1
2,100,000		Santander Drive Auto Receivables Trust 2013-1, 2.270%, 01/15/19	2,093,839	0.1
940,000		Santander Drive Auto Receivables Trust 2013-4, 3.920%, 01/15/20	974,202	0.0
3,380,000	#	Santander Drive Auto Receivables Trust 2013-A, 3.780%, 10/15/19	3,517,013	0.1
2,200,000	#	Santander Drive Auto Receivables Trust 2013-A, 4.710%, 01/15/21	2,330,674	0.1
4,820,000		Santander Drive Auto Receivables Trust 2014-3, 2.650%, 08/17/20	4,791,557	0.2
1,880,000	#	SunTrust Auto Receivables Trust 2015-1, 2.200%, 02/15/21	1,879,436	0.1
			35,693,135	1.3

		Home Equity Asset-Backed Securities: 0.1%
811,671		Freddie Mac Structured Pass-Through Securities, 0.437%, 05/25/31	799,249	0.1
33,578		Freddie Mac Structured Pass-Through Securities, 0.487%, 01/25/32	32,539	0.0
42,079		Residential Asset Securities Corp., 0.787%, 06/25/32	34,538	0.0
			866,326	0.1

		Other Asset-Backed Securities: 6.0%
5,000,000	#	1776 CLO Ltd. 2006-1A D, 2.026%, 05/08/20	4,967,775	0.2
1,000,000	#	American Homes 4 Rent 2015-SFR1, 5.639%, 04/17/45	1,041,342	0.0
2,000,000	#	Apidos Cinco CDO Ltd., 2.525%, 05/14/20	1,970,838	0.1
3,910,000	#	Ares XII CLO Ltd. 2007-12A C, 2.282%, 11/25/20	3,869,735	0.1
1,000,000	#	Ares XII CLO Ltd., 3.532%, 11/25/20	990,812	0.0
2,750,000	#	Atrium V, 0.966%, 07/20/20	2,658,370	0.1
650,000	#	Atrium V, 3.976%, 07/20/20	640,930	0.0
1,625,000	#	Babson CLO, Inc. 2005-III, 0.679%, 11/10/19	1,609,132	0.1
3,000,000	#	Babson CLO, Inc. 2005-III, 1.979%, 11/10/19	2,965,986	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,000,000	#	Babson Mid-Market CLO, Inc. 2007-II, 1.125%, 04/15/21	$981,448	0.0
2,000,000	#	Babson Mid-Market CLO, Inc. 2007-II, 1.975%, 04/15/21	1,943,194	0.1
1,750,000	#	BlackRock Senior Income Series V Ltd. 2007-5A D, 2.527%, 08/13/19	1,697,010	0.1
3,500,000	#	Bluemountain CLO III Ltd. 2007-3A C, 0.973%, 03/17/21	3,388,098	0.1
4,438,636	#	Callidus Debt Partners CLO Fund VI Ltd. 6A A1T, 0.537%, 10/23/21	4,366,091	0.2
800,000	#	Callidus Debt Partners CLO Fund VI Ltd., 3.277%, 10/23/21	784,910	0.0
1,500,000	#	Carlyle High Yield Partners IX Ltd., 0.618%, 08/01/21	1,466,046	0.1
1,250,000	#	Carlyle High Yield Partners IX Ltd., 0.688%, 08/01/21	1,200,045	0.0
4,000,000	#	Carlyle High Yield Partners IX Ltd., 1.888%, 08/01/21	3,858,880	0.1
1,850,000	#	Castle Garden Funding, 1.034%, 10/27/20	1,818,382	0.1
1,600,000	#	Castle Garden Funding, 5.034%, 10/27/20	1,599,458	0.1
1,000,000	#	Castle Garden Funding, 6.560%, 10/27/20	1,066,517	0.0
49,116		Chase Funding Trust Series 2003-5 2A2, 0.787%, 07/25/33	45,565	0.0
5,500,000	#	CIFC Funding 2006-I Ltd., 1.875%, 10/20/20	5,424,798	0.2
954,128	#	CIFC Funding 2006-I Ltd., 4.275%, 10/20/20	952,016	0.0
3,200,000	#	CIFC Funding 2006-II Ltd., 1.884%, 03/01/21	3,118,675	0.1
2,070,387	#	CIFC Funding 2006-II Ltd., 4.284%, 03/01/21	2,041,765	0.1
2,000,000	#	Clydesdale CLO 2006 Ltd, 0.954%, 12/19/18	1,935,830	0.1
1,750,000	#	ColumbusNova CLO IV Ltd 2007-2A C, 2.525%, 10/15/21	1,706,630	0.1
1,000,000	#	ColumbusNova CLO Ltd 2006-2A E, 4.029%, 04/04/18	988,336	0.0
750,000	#	ColumbusNova CLO Ltd 2006-II, 1.029%, 04/04/18	742,513	0.0
500,000	#	ColumbusNova CLO Ltd 2006-II, 1.779%, 04/04/18	490,854	0.0
1,560,958		Countrywide Asset-Backed Certificates, 5.530%, 04/25/47	1,659,678	0.1
138,216		Credit-Based Asset Servicing and Securitization, LLC, 4.263%, 08/25/35	138,797	0.0
1,970,000	#	Diamond Lake CLO Ltd., 1.883%, 12/01/19	1,926,965	0.1
2,000,000	#	Duane Street CLO III Ltd, 1.776%, 01/11/21	1,975,482	0.1
1,500,000	#	Eaton Vance CDO IX Ltd. 2007-9A D, 1.775%, 04/20/19	1,488,892	0.1
3,500,000	#	Eaton Vance CDO IX Ltd., 0.925%, 04/20/19	3,456,873	0.1
3,441,954		FBR Securitization Trust, 0.865%, 10/25/35	2,963,877	0.1
1,500,000	#	Flagship CLO V, 0.981%, 09/20/19	1,458,969	0.1
1,250,000	#	Flagship CLO V, 1.831%, 09/20/19	1,209,789	0.0
1,950,000	#	Fraser Sullivan CLO I Ltd., 2.086%, 03/15/20	1,910,514	0.1
750,000	#	Fraser Sullivan CLO II Ltd. 2006-2A E, 3.781%, 12/20/20	736,057	0.0
1,450,000	#	Fraser Sullivan CLO II Ltd., 0.681%, 12/20/20	1,424,439	0.0
1,500,000	#	Fraser Sullivan CLO II Ltd., 1.001%, 12/20/20	1,467,219	0.1
3,250,000	#	Fraser Sullivan CLO II Ltd., 1.781%, 12/20/20	3,166,195	0.1
1,500,000	#	Gale Force 3 CLO Ltd. 2007-3A D, 1.675%, 04/19/21	1,424,130	0.0
2,000,000	#	Gallatin CLO III 2007-1 Ltd., 1.524%, 05/15/21	1,997,498	0.1
1,125,000	#	GoldenTree Loan Opportunities III Ltd., 1.528%, 05/01/22	1,079,413	0.0
1,500,000	#	GoldenTree Loan Opportunities V Ltd., 3.525%, 10/18/21	1,499,937	0.1
630,368	#	GSAMP Trust 2005-SEA2, 0.535%, 01/25/45	619,472	0.0
1,000,000	#	GSC Group CDO Fund VIII Ltd, 1.024%, 04/17/21	989,586	0.0
1,750,000	#	Gulf Stream - Compass CLO 2007-1A B Ltd., 1.179%, 10/28/19	1,729,969	0.1
3,100,000	#	Gulf Stream - Compass CLO 2007-1A D Ltd., 3.729%, 10/28/19	3,101,789	0.1
1,825,000	#	Gulf Stream - Compass CLO, 2.279%, 10/28/19	1,825,077	0.1
1,500,000	#	Gulf Stream - Sextant CLO 2007-1 Ltd., 2.683%, 06/17/21	1,473,462	0.1
650,000	#	Gulf Stream-Rashinban CLO 2006-1A C Ltd., 0.962%, 11/26/20	633,110	0.0
2,500,000	#	Invitation Homes Trust 2014-SFR2 E, 3.335%, 06/17/32	2,445,274	0.1
1,500,000	#	Katonah IX CLO Ltd., 0.997%, 01/25/19	1,461,095	0.1
962,730	#	Kennecott Funding Ltd., 2.076%, 01/13/18	959,298	0.0
1,250,000	#	Kingsland III Ltd., 0.932%, 08/24/21	1,197,676	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,500,000	#	Latitude CLO II Corp., 1.086%, 12/15/18	$1,474,119	0.1
1,500,000	#	LCM V Ltd, 1.631%, 03/21/19	1,446,464	0.1
243,659		Lehman XS Trust, 0.745%, 08/25/35	237,859	0.0
1,000,000	#	LightPoint CLO V, 0.989%, 08/05/19	984,347	0.0
2,000,000	#	LightPoint CLO V, 1.859%, 08/05/19	1,968,180	0.1
2,250,000	#	Madison Park Funding II Ltd. 2006-2A D, 5.031%, 03/25/20	2,213,757	0.1
2,500,000	#	Madison Park Funding II Ltd., 5.793%, 03/25/20	2,637,950	0.1
2,000,000	#	Madison Park Funding III Ltd. 2006-3A D, 3.727%, 10/25/20	2,004,374	0.1
1,281,728	#	Madison Park Funding IV Ltd., 3.881%, 03/22/21	1,230,463	0.0
1,000,000	#	Madison Park Funding Ltd., 2.081%, 03/25/20	983,860	0.0
1,000,000	#	Madison Park Funding Ltd., 3.527%, 07/26/21	999,957	0.0
1,250,000	#	Madison Park Funding Ltd., 5.527%, 07/26/21	1,250,346	0.0
1,250,000	#	Madison Park Funding V Ltd 2007-5A D, 3.782%, 02/26/21	1,206,125	0.0
1,100,000	#	Momentum Capital Fund Ltd., 1.675%, 09/18/21	1,084,739	0.0
4,250,000	#	MSIM Peconic Bay Ltd., 2.275%, 07/20/19	4,227,369	0.2
5,500,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.277%, 03/25/20	5,496,717	0.2
1,500,000	#	Muir Grove CLO Ltd., 3.277%, 03/25/20	1,485,018	0.1
1,500,000	#	Ocean Trails CLO I, 1.026%, 10/12/20	1,436,372	0.1
4,000,000	#	Progress Residential 2015-SFR2 Trust, 4.427%, 06/12/32	4,005,430	0.1
1,600,000	#	Regatta Funding Ltd, 1.586%, 06/15/20	1,534,792	0.1
4,080,221		Securitized Asset Backed Receivables LLC Trust 2006-NC2 A3, 0.427%, 03/25/36	3,604,908	0.1
3,420,000	#	Springleaf Funding Trust 2015-A, 3.160%, 11/15/24	3,463,333	0.1
1,750,000	#	St James River CLO Ltd. 2007-1A D, 2.586%, 06/11/21	1,723,752	0.1
2,000,000	#	Telos CLO 2006-1A D Ltd., 1.976%, 10/11/21	1,960,556	0.1
2,500,000	#	Telos CLO 2006-1A E Ltd., 4.526%, 10/11/21	2,507,388	0.1
550,000	#	Telos CLO 2007-2A D Ltd., 2.475%, 04/15/22	541,653	0.0
2,000,000	#	Trade MAPS 1 Ltd., 2.439%, 12/10/18	1,987,000	0.1
			163,449,341	6.0

	Total Asset-Backed Securities
	(Cost $199,308,647)		200,008,802	7.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 31.2%
		Federal Home Loan Mortgage Corporation: 10.9%##
1,889,168		2.500%, due 12/15/32	1,819,419	0.1
13,306		2.504%, due 05/01/37	14,220	0.0
2,509,769		3.000%, due 02/01/27	2,604,411	0.1
1,326,855		3.000%, due 02/01/27	1,376,929	0.1
1,244,000	W	3.000%, due 02/15/27	1,285,081	0.1
16,743,416	^	3.000%, due 02/15/33	2,375,718	0.1
1,916,000		3.000%, due 08/15/40	1,882,335	0.1
25,278,000	W	3.000%, due 07/01/43	25,128,899	0.9
3,534,432		3.000%, due 03/01/45	3,519,779	0.1
3,538,508		3.000%, due 03/01/45	3,524,386	0.1
9,059,422		3.000%, due 04/01/45	9,023,268	0.3
9,095,661		3.000%, due 04/01/45	9,057,951	0.3
211,826		3.286%, due 03/15/38	226,549	0.0
1,000,000		3.500%, due 09/15/39	1,034,958	0.0
4,937,920		3.500%, due 03/01/45	5,094,021	0.2
108,300,000	W	3.500%, due 08/01/45	111,132,300	4.1
1,581,798	^^	4.000%, due 01/15/36	1,534,739	0.1
2,691,637		4.000%, due 10/01/41	2,854,720	0.1
4,013,690		4.000%, due 12/01/41	4,258,206	0.2
8,218,347	^	4.000%, due 04/15/43	1,569,590	0.1
4,758,045		4.000%, due 08/01/44	5,043,011	0.2
3,460,703		4.000%, due 03/01/45	3,670,122	0.1
1,248,745		4.000%, due 05/01/45	1,324,568	0.1
6,276,455		4.000%, due 06/01/45	6,665,964	0.2
25,000,000		4.500%, due 05/15/38	27,184,475	1.0
6,002,857	^	4.500%, due 12/15/40	1,020,486	0.0
569,025		4.500%, due 08/01/41	616,650	0.0
1,844,737		4.500%, due 08/01/41	1,999,976	0.1
2,602,699		4.500%, due 09/01/41	2,820,647	0.1
2,575,789		4.500%, due 10/01/41	2,792,049	0.1
1,058,924		4.500%, due 01/15/42	1,171,607	0.0
2,568,073		4.500%, due 03/01/44	2,775,506	0.1
866,282	^	4.954%, due 03/15/33	914,253	0.0
260,853		5.000%, due 12/15/17	270,660	0.0
1,822,843		5.000%, due 08/15/34	2,022,948	0.1
898,761		5.000%, due 02/15/35	995,163	0.0
776,783		5.000%, due 02/15/35	859,966	0.0
244,226		5.000%, due 02/15/35	255,209	0.0
289,227		5.000%, due 01/01/41	319,344	0.0
3,819,458		5.000%, due 04/01/41	4,253,655	0.2
712,064		5.500%, due 11/15/22	762,064	0.0
872,531		5.500%, due 12/15/32	981,452	0.0
333,406		5.500%, due 09/15/34	374,854	0.0
3,157,491		5.500%, due 02/15/36	3,541,271	0.1
1,680,984		5.500%, due 08/15/36	1,897,300	0.1
1,118,926		5.500%, due 06/15/37	1,256,730	0.1
93,052		5.500%, due 07/01/37	105,420	0.0
1,417,569		5.500%, due 07/15/37	1,591,715	0.1
4,823,528		5.500%, due 11/01/38	5,449,172	0.2
1,303,078		5.581%, due 07/25/33	1,488,643	0.1
8,604,483	^	5.815%, due 05/15/36	903,471	0.0
3,554,355	^	5.865%, due 07/15/40	559,014	0.0
21,996,690	^	5.865%, due 01/15/41	3,580,399	0.1
16,943,783	^	5.915%, due 09/15/44	3,378,167	0.1
5,513		6.000%, due 12/01/28	6,240	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal Home Loan Mortgage Corporation: (continued)
20,849		6.000%, due 01/01/29	$23,612	0.0
310,791		6.000%, due 01/15/29	355,652	0.0
327,699		6.000%, due 01/15/29	373,443	0.0
2,148,880		6.000%, due 04/15/29	2,455,112	0.1
352,959		6.000%, due 07/15/32	401,887	0.0
319,078	^	6.000%, due 04/15/33	80,552	0.0
2,024,319		6.000%, due 05/15/36	2,305,549	0.1
1,206,547		6.000%, due 07/15/36	1,376,973	0.1
1,896,596		6.000%, due 10/15/37	2,080,045	0.1
7,938,071	^	6.265%, due 08/15/36	1,589,038	0.1
4,937,506	^	6.300%, due 06/15/36	803,021	0.0
3,565,965	^	6.365%, due 05/15/41	782,517	0.0
7,320,080	^	6.415%, due 09/15/34	809,784	0.0
14,142		6.500%, due 01/01/24	16,207	0.0
14,093		6.500%, due 12/01/31	16,174	0.0
1,286,903		6.500%, due 09/01/34	1,475,013	0.1
6,314		7.000%, due 11/01/31	6,609	0.0
8,139		7.000%, due 03/01/32	9,685	0.0
			297,130,523	10.9

		Federal National Mortgage Association: 14.9%##
79,386		0.520%, due 01/25/32	78,579	0.0
57,154		0.700%, due 10/25/33	57,680	0.0
888,936		1.687%, due 06/25/33	898,737	0.0
39,457,000	W	2.500%, due 08/01/29	39,854,831	1.5
3,019,000		2.500%, due 12/25/41	2,600,459	0.1
6,878,000	W	3.000%, due 07/01/29	7,126,199	0.3
75,825,000	W	3.000%, due 03/25/43	75,548,059	2.8
4,459,797		3.000%, due 05/01/43	4,465,081	0.2
5,747,701		3.000%, due 07/01/43	5,752,749	0.2
18,224,862		3.000%, due 04/01/45	18,192,801	0.7
2,627,119	^	3.500%, due 06/25/42	389,913	0.0
10,597,054	^	3.500%, due 06/25/42	1,403,480	0.1
7,346,000	W	3.500%, due 08/01/44	7,551,459	0.3
329,311	^	4.000%, due 11/01/18	15,567	0.0
6,409,966	^	4.000%, due 04/25/41	1,153,794	0.0
1,308,694		4.000%, due 03/01/42	1,390,423	0.1
4,381,798		4.000%, due 07/01/42	4,660,637	0.2
4,103,551		4.000%, due 07/01/42	4,366,988	0.2
681,233		4.000%, due 07/01/42	724,729	0.0
88,777,000	W	4.000%, due 07/01/44	94,064,427	3.5
3,371,913		4.000%, due 01/01/45	3,580,996	0.1
3,928,290		4.000%, due 03/01/45	4,173,601	0.2
1,200,000		4.000%, due 06/01/45	1,275,311	0.1
5,241,464		4.000%, due 06/01/45	5,576,870	0.2
3,888,599		4.250%, due 11/01/43	4,185,290	0.2
3,501,584		4.500%, due 10/25/34	3,808,720	0.1
1,065,913		4.500%, due 11/01/40	1,154,589	0.0
564,358		4.500%, due 11/01/40	611,807	0.0
16,953		4.500%, due 12/01/40	18,389	0.0
10,915		4.500%, due 12/01/40	11,839	0.0
20,784		4.500%, due 01/01/41	22,543	0.0
16,480		4.500%, due 01/01/41	17,860	0.0
1,526,024		4.500%, due 10/01/41	1,656,277	0.1
18,987,000	W	4.500%, due 07/01/44	20,529,695	0.8
248,416		4.990%, due 07/01/35	263,442	0.0
336,396		5.000%, due 06/01/33	372,990	0.0
54,790		5.000%, due 09/01/33	60,760	0.0
1,804,778		5.000%, due 09/25/33	1,996,495	0.1
194,129		5.000%, due 11/01/33	215,437	0.0
41,619		5.000%, due 03/01/34	46,188	0.0
65,965		5.000%, due 03/01/34	73,216	0.0
320,409		5.000%, due 07/25/34	324,662	0.0
429,781		5.000%, due 02/01/35	476,569	0.0
17,527		5.000%, due 06/01/35	19,445	0.0
304,584		5.000%, due 06/01/35	337,951	0.0
174,471		5.000%, due 07/01/35	193,535	0.0
711,683		5.000%, due 07/01/35	789,937	0.0
847,101		5.000%, due 08/01/35	937,681	0.0
1,641,338		5.000%, due 10/01/35	1,817,809	0.1
81,952		5.000%, due 10/01/35	90,587	0.0
839,630		5.000%, due 02/01/36	929,131	0.0
162,371		5.000%, due 03/01/36	179,546	0.0
12,660		5.000%, due 03/01/36	13,990	0.0
28,323		5.000%, due 05/01/36	31,349	0.0
17,314		5.000%, due 06/01/36	19,161	0.0
592,222		5.000%, due 07/01/36	657,329	0.0
795,533		5.000%, due 07/01/37	882,920	0.0
9,665,821		5.000%, due 07/01/39	10,759,043	0.4
470,576		5.000%, due 11/01/40	524,645	0.0
201,020		5.000%, due 05/01/41	222,762	0.0
505,930		5.000%, due 06/01/41	560,648	0.0
962,613		5.000%, due 06/01/41	1,066,727	0.0
13,768		5.500%, due 02/01/18	14,341	0.0
2,658,584		5.500%, due 10/25/33	3,004,668	0.1
1,407,804		5.500%, due 02/25/34	1,577,290	0.1
3,483,981		5.500%, due 07/25/34	3,932,772	0.2
353,398		5.500%, due 08/25/34	372,215	0.0
446,692		5.500%, due 03/01/37	502,158	0.0
453,353		5.500%, due 06/01/39	514,354	0.0
4,312,452		5.500%, due 10/01/39	4,855,361	0.2
24,584,018	^	5.883%, due 11/25/40	3,345,027	0.1
6,954,241	^	5.963%, due 11/25/39	1,103,760	0.0
16,566,080	^	5.963%, due 11/25/42	3,874,818	0.2
9,271		6.000%, due 08/01/16	9,429	0.0
116		6.000%, due 12/01/16	118	0.0
5,847		6.000%, due 03/01/17	5,982	0.0
62,513		6.000%, due 09/01/17	64,404	0.0
3,620		6.000%, due 11/01/17	3,724	0.0
6,506		6.000%, due 10/01/18	6,811	0.0
408,935		6.000%, due 07/25/29	463,287	0.0
317,493		6.000%, due 04/25/31	362,792	0.0
562,665	^	6.000%, due 08/25/33	138,582	0.0
149,758		6.000%, due 09/01/36	170,009	0.0
184,521		6.000%, due 02/25/37	203,062	0.0
4,672,576		6.000%, due 01/01/38	5,389,340	0.2
944,500		6.000%, due 05/01/38	1,038,935	0.0
5,866,184	^	6.013%, due 10/25/32	1,208,137	0.1
19,412,788	^	6.013%, due 06/25/33	4,297,207	0.2
14,178,421	^	6.013%, due 02/25/43	2,569,128	0.1
6,771,632	^	6.013%, due 08/25/43	1,267,029	0.1
18,678,282	^	6.063%, due 02/25/33	3,598,055	0.1
17,236,081	^	6.213%, due 05/25/40	3,053,456	0.1
7,710,351	^	6.363%, due 04/25/39	1,563,818	0.1
6,968,433	^	6.363%, due 09/25/40	1,313,681	0.1
18,179,137	^	6.413%, due 04/25/31	3,251,882	0.1
5,660,515	^	6.413%, due 10/25/41	1,135,687	0.0
14,631,974	^	6.433%, due 06/25/40	2,548,190	0.1
3,886		6.500%, due 02/01/28	4,465	0.0
149		6.500%, due 06/01/31	172	0.0
244		6.500%, due 09/01/31	280	0.0
709		6.500%, due 09/01/31	815	0.0
27,096		6.500%, due 11/01/31	32,041	0.0
9,975		6.500%, due 04/01/32	11,465	0.0
2,285		6.500%, due 08/01/32	2,626	0.0
5,318		6.500%, due 08/01/32	6,113	0.0
12,730		6.500%, due 01/01/33	14,632	0.0
55,603		6.500%, due 02/01/33	63,908	0.0

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
693,455	^	6.513%, due 08/25/26	$93,971	0.0
4,339,315	^	6.513%, due 07/25/42	840,281	0.0
2,423,054	^	6.553%, due 01/25/37	506,937	0.0
8,501,417	^	6.563%, due 10/25/35	1,562,135	0.1
14,100		7.000%, due 12/01/27	14,709	0.0
3,710		7.000%, due 10/01/31	4,200	0.0
4,781		7.000%, due 03/01/32	5,533	0.0
693,976		7.000%, due 03/25/45	811,604	0.0
4,083,708	^	7.463%, due 07/25/33	877,541	0.0
632,993	^	7.500%, due 02/17/29	107,330	0.0
2,746		7.500%, due 09/01/30	3,251	0.0
2,707		7.500%, due 10/01/30	2,730	0.0
1,073		7.500%, due 10/01/30	1,108	0.0
7,670		7.500%, due 09/01/31	9,512	0.0
28,138		7.500%, due 02/01/32	33,112	0.0
502,471		22.285%, due 01/25/35	648,623	0.0
62,551		27.852%, due 02/25/34	84,429	0.0
479,157		32.515%, due 11/25/36	863,564	0.0
			404,150,930	14.9

		Government National Mortgage Association: 5.4%
60,312,000		3.500%, due 01/20/45	62,437,064	2.3
828,885		4.000%, due 11/20/40	888,553	0.0
862,185		4.000%, due 10/20/41	907,297	0.0
4,070,692		4.000%, due 02/20/45	4,316,464	0.2
12,380,240		4.000%, due 03/20/45	13,203,671	0.5
7,129,646	^	4.500%, due 01/16/29	917,307	0.0
5,556,208		4.500%, due 05/16/39	6,041,557	0.2
2,776,537		4.500%, due 05/20/39	3,035,932	0.1
903,136		4.500%, due 10/15/39	992,154	0.1
747,205		4.500%, due 11/15/39	820,061	0.0
832,198		4.500%, due 11/15/39	910,041	0.0
215,960		4.500%, due 12/15/39	237,201	0.0
230,669		4.500%, due 08/20/41	252,306	0.0
2,842,758	^	4.500%, due 09/20/41	525,919	0.0
4,800,000		4.500%, due 06/20/45	5,189,206	0.2
1,718,000		4.750%, due 05/20/39	1,896,720	0.1
1,904,158	^	5.000%, due 04/20/40	871,310	0.0
1,175,409		5.140%, due 10/20/60	1,272,522	0.1
12,013,596	^	5.165%, due 05/16/41	1,936,708	0.1
1,319,060		5.288%, due 10/20/60	1,438,369	0.1
15,033,356	^	5.413%, due 12/20/44	2,264,399	0.1
23,077,553	^	5.415%, due 04/16/44	3,632,928	0.1
20,765,181	^	5.500%, due 11/20/43	4,584,748	0.2
896,955		5.500%, due 03/20/60	974,575	0.0
5,222,538	^	5.663%, due 06/20/40	809,309	0.0
27,334,869	^	5.863%, due 07/20/39	4,287,800	0.2
30,583,022	^	5.915%, due 05/16/40	4,319,852	0.2
1,689,793	^	6.013%, due 06/20/38	205,737	0.0
3,180,421	^	6.013%, due 04/20/39	546,635	0.0
21,267,227	^	6.015%, due 12/16/39	3,416,048	0.1
12,043,094	^	6.113%, due 05/20/39	1,391,492	0.1
2,247,011	^	6.213%, due 04/20/38	369,376	0.0
1,147,093	^	6.315%, due 05/16/38	213,290	0.0
2,939,719	^	6.363%, due 01/20/38	464,310	0.0
13,966,011	^	6.433%, due 08/20/40	2,951,313	0.1
6,213,491	^	6.465%, due 09/16/40	1,115,382	0.1
27,114,183	^	6.513%, due 07/20/37	5,434,813	0.2
1,953,709	^	6.585%, due 02/16/35	345,807	0.0
75,175	^	8.065%, due 06/16/31	6,262	0.0
			145,424,438	5.4

	Total U.S. Government Agency Obligations
	(Cost $836,120,542)		846,705,891	31.2

U.S. TREASURY OBLIGATIONS: 22.4%
		U.S. Treasury Bonds: 6.5%
77,927,000		2.125%, due 05/15/25	76,392,773	2.8
114,109,000		2.500%, due 02/15/45	99,970,211	3.7
			176,362,984	6.5

		U.S. Treasury Notes: 15.9%
137,057,000		0.625%, due 06/30/17	136,971,487	5.0
166,195,000		1.125%, due 06/15/18	166,740,286	6.1
17,271,000		1.500%, due 07/31/16	17,480,134	0.7
79,154,000		1.625%, due 06/30/20	79,079,753	2.9
17,232,000		1.875%, due 05/31/22	17,024,682	0.6
14,899,000		2.125%, due 06/30/22	14,947,884	0.6
			432,244,226	15.9

	Total U.S. Treasury Obligations
	(Cost $610,361,025)		608,607,210	22.4

	Total Long-Term Investments
	(Cost $2,877,696,271)		2,885,787,410	106.3

SHORT-TERM INVESTMENTS: 10.7%
		Securities Lending Collateralcc: 0.5%
3,416,105		Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $3,416,119, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $3,484,427, due 07/15/15-05/20/65)	3,416,105	0.1
2,515,778		Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $2,515,790, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $2,566,081, due 11/15/15-03/01/48)	2,515,778	0.1

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
3,416,100	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $3,416,116, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $3,484,422, due 01/15/17-08/15/42)	$3,416,100	0.1
3,416,105	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $3,416,118, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,484,428, due 07/31/15-05/20/65)	3,416,105	0.1
1,619,425	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $1,619,434, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,652,434, due 01/15/17-01/15/29)	1,619,425	0.1
		14,383,513	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 10.2%
276,241,414	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%††
	(Cost $276,241,414)	276,241,414	10.2

	Total Short-Term Investments
	(Cost $290,624,927)	290,624,927	10.7

	Total Investments in Securities (Cost $3,168,321,198)	$3,176,412,337	117.0
	Liabilities in Excess of Other Assets	(461,917,110)	(17.0)
	Net Assets	$2,714,495,227	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
&	Payment-in-kind
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at June 30, 2015.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
^^	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

Cost for federal income tax purposes is $3,170,567,226.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$32,578,363
Gross Unrealized Depreciation	(26,733,252)

Net Unrealized Appreciation	$5,845,111

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$889,290,221	$–	$889,290,221
Collateralized Mortgage Obligations	–	300,251,093	–	300,251,093
Short-Term Investments	276,241,414	14,383,513	–	290,624,927
U.S. Treasury Obligations	–	608,607,210	–	608,607,210
Foreign Government Bonds	–	40,924,193	–	40,924,193
U.S. Government Agency Obligations	–	846,705,891	–	846,705,891
Asset-Backed Securities	–	200,008,802	–	200,008,802
Total Investments, at fair value	$276,241,414	$2,900,170,923	$–	$3,176,412,337
Other Financial Instruments+
Centrally Cleared Swaps	–	5,376,495	–	5,376,495
Forward Foreign Currency Contracts	–	12,326	–	12,326
Futures	148,624	–	–	148,624
Total Assets	$276,390,038	$2,905,559,744	$–	$3,181,949,782
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(5,769,743)	$–	$(5,769,743)
Forward Foreign Currency Contracts	–	(1,106,319)	–	(1,106,319)
Futures	(1,098,350)	–	–	(1,098,350)
Total Liabilities	$(1,098,350)	$(6,876,062)	$–	$(7,974,412)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2015, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	EU Euro	11,887,797	Buy	08/14/15	$13,486,500	$13,261,104	$(225,396)
Goldman Sachs & Co.	EU Euro	11,998,664	Buy	08/14/15	13,486,500	13,384,779	(101,721)
Goldman Sachs & Co.	EU Euro	11,997,490	Buy	08/14/15	13,486,500	13,383,470	(103,030)
Goldman Sachs & Co.	EU Euro	11,889,220	Buy	08/14/15	13,486,500	13,262,692	(223,808)
							$(653,955)

Barclays Bank PLC	Japanese Yen	1,663,470,090	Sell	08/14/15	$13,486,500	$13,599,192	$(112,692)
Deutsche Bank AG	Japanese Yen	1,663,435,834	Sell	08/14/15	13,486,500	13,598,912	(112,412)
Deutsche Bank AG	Japanese Yen	1,663,489,780	Sell	08/14/15	13,486,500	13,599,353	(112,853)
Deutsche Bank AG	EU Euro	12,091,926	Sell	08/14/15	13,486,500	13,488,815	(2,315)
Goldman Sachs & Co.	Japanese Yen	1,663,288,696	Sell	08/14/15	13,486,500	13,597,710	(111,210)
Goldman Sachs & Co.	EU Euro	12,086,426	Sell	08/14/15	13,486,500	13,482,680	3,820
Goldman Sachs & Co.	EU Euro	12,086,202	Sell	08/14/15	13,486,500	13,482,430	4,070
Goldman Sachs & Co.	EU Euro	12,087,290	Sell	08/14/15	13,486,500	13,483,643	2,857
JPMorgan Chase & Co.	Brazilian Real	295,654	Sell	09/11/15	94,217	92,638	1,579
Morgan Stanley	South African Rand	6,920,236	Sell	09/11/15	560,767	561,649	(882)
							$(440,038)

At June 30, 2015, the following futures contracts were outstanding for Voya Intermediate Bond Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	50	09/21/15	$6,308,594	$47,087
U.S. Treasury 2-Year Note	268	09/30/15	58,675,250	101,537

Voya Intermediate Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond	2	09/21/15	$301,687	$(6,991)
U.S. Treasury Ultra Long Bond	188	09/21/15	28,963,750	(988,732)
			$94,249,281	$(847,099)
Short Contracts
U.S. Treasury 5-Year Note	(2,698)	09/30/15	(321,757,571)	(102,627)
			$(321,757,571)	$(102,627)

At June 30, 2015, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Fund:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD	162,439,000	$(357,635)	$(357,635)
Receive a fixed rate equal to 2.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/05/19	USD	331,320,000	5,299,680	5,299,680
Receive a fixed rate equal to 2.408% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/30/24	USD	84,377,000	76,815	76,815
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.760%	Chicago Mercantile Exchange	11/05/24	USD	175,600,000	(5,412,108)	(5,412,108)
					$(393,248)	$(393,248)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$12,326
Interest rate contracts	Futures contracts	148,624
Interest rate contracts	Interest rate swaps*	5,376,495
Total Asset Derivatives		$5,537,445

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$1,106,319
Interest rate contracts	Futures contracts	1,098,350
Interest rate contracts	Interest rate swaps*	5,769,743
Total Liability Derivatives		$7,974,412

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2015:

	Barclays Bank PLC	Deutsche Bank AG	Goldman Sachs & Co.	JPMorgan Chase & Co.	Morgan Stanley	Totals
Assets:
Forward foreign currency contracts	$-	$-	$10,747	$1,579	$-	$12,326
Total Assets	$-	$-	$10,747	$1,579	$-	$12,326

Liabilities:
Forward foreign currency contracts	$338,088	$227,580	$539,769	$-	$882	$1,106,319
Total Liabilities	$338,088	$227,580	$539,769	$-	$882	$1,106,319

Net OTC derivative instruments by counterparty, at fair value	$(338,088)	$(227,580)	$(529,022)	$1,579	$(882)	(1,093,993)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-	$-	$-
Net Exposure(1)	$(338,088)	$(227,580)	$(529,022)	$1,579	$(882)	$(1,093,993)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 58.9%
		Basic Materials: 2.3%
580,000		BHP Billiton Finance USA Ltd., 2.050%, 09/30/18	$588,513	0.4
489,000		Eastman Chemical Co., 2.400%, 06/01/17	497,429	0.4
308,000		Freeport-McMoRan, Inc., 2.300%, 11/14/17	307,452	0.2
190,000	#	Glencore Funding LLC, 2.125%, 04/16/18	188,603	0.1
580,000		Monsanto Co., 1.150%, 06/30/17	576,693	0.4
329,000		PPG Industries, Inc., 2.300%, 11/15/19	329,599	0.2
301,000		Rio Tinto Finance USA PLC, 1.375%, 06/17/16	302,055	0.2
210,000		Rockwood Specialties Group, Inc., 4.625%, 10/15/20	218,925	0.2
189,000		Valspar Corp./The, 6.050%, 05/01/17	201,482	0.2
			3,210,751	2.3

		Communications: 3.8%
395,000	#	Alibaba Group Holding Ltd., 1.625%, 11/28/17	395,020	0.3
337,000		AT&T, Inc., 1.400%, 12/01/17	334,922	0.2
257,000		British Telecommunications PLC, 5.950%, 01/15/18	283,817	0.2
500,000		Cablevision Systems Corp., 8.625%, 09/15/17	551,250	0.4
140,000		Cisco Systems, Inc., 1.650%, 06/15/18	140,482	0.1
342,000		Comcast Corp., 6.300%, 11/15/17	380,755	0.3
500,000		DirecTV Financing Co., Inc., 1.750%, 01/15/18	498,285	0.3
500,000		DISH DBS Corp., 7.125%, 02/01/16	513,750	0.4
414,000		eBay, Inc., 1.350%, 07/15/17	413,319	0.3
300,000		Sprint Nextel Corp., 6.000%, 12/01/16	311,438	0.2
567,000		Thomson Reuters Corp., 0.875%, 05/23/16	565,956	0.4
255,000		Thomson Reuters Corp., 1.650%, 09/29/17	255,012	0.2
409,000		Verizon Communications, Inc., 2.625%, 02/21/20	408,176	0.3
261,000		Vodafone Group PLC, 5.625%, 02/27/17	277,393	0.2
			5,329,575	3.8

		Consumer, Cyclical: 4.4%
193,000		American Honda Finance Corp., 1.200%, 07/14/17	193,182	0.1
486,000		American Honda Finance Corp., 2.250%, 08/15/19	489,209	0.4
190,000		CVS Health Corp., 2.250%, 08/12/19	189,250	0.1
375,000	#	Daimler Finance North America LLC, 1.650%, 03/02/18	373,354	0.3
435,000		Ford Motor Credit Co. LLC, 1.684%, 09/08/17	433,900	0.3
180,000	#	Hyundai Capital America, 1.625%, 10/02/15	180,229	0.1
300,000	#	Hyundai Capital America, 1.875%, 08/09/16	301,812	0.2
176,000		Johnson Controls, Inc., 1.400%, 11/02/17	175,388	0.1
500,000		Lennar Corp., 4.750%, 12/15/17	522,500	0.4
300,000		MGM Mirage, 7.500%, 06/01/16	313,500	0.2
210,000		PACCAR Financial Corp., 1.450%, 03/09/18	209,836	0.2
314,000		Southwest Airlines Co., 2.750%, 11/06/19	318,653	0.2
495,000		Starbucks Corp., 0.875%, 12/05/16	495,468	0.4
280,000		Target Corp., 5.875%, 07/15/16	295,040	0.2
251,000		Toyota Motor Credit Corp., 1.450%, 01/12/18	251,218	0.2
322,000	#	Volkswagen Group of America Finance LLC, 1.600%, 11/20/17	322,427	0.2
200,000	#	Volkswagen International Finance NV, 1.125%, 11/18/16	200,331	0.2
414,000		Walgreen Co., 1.800%, 09/15/17	415,794	0.3
150,000		Walgreens Boots Alliance, Inc., 2.700%, 11/18/19	150,236	0.1
313,000		Whirlpool Corp., 1.650%, 11/01/17	314,189	0.2
			6,145,516	4.4

		Consumer, Non-cyclical: 12.2%
600,000		Abbott Laboratories, 2.000%, 03/15/20	595,299	0.4
338,000		AbbVie, Inc., 1.750%, 11/06/17	339,173	0.2
330,000		AbbVie, Inc., 1.800%, 05/14/18	328,996	0.2
345,000		Actavis Funding SCS, 2.350%, 03/12/18	347,057	0.3
502,000		Aetna, Inc., 1.500%, 11/15/17	503,428	0.4
650,000		Altria Group, Inc., 2.625%, 01/14/20	647,621	0.5
521,000		AmerisourceBergen Corp., 1.150%, 05/15/17	520,274	0.4
208,000		Archer-Daniels-Midland Co., 5.450%, 03/15/18	229,127	0.2
300,000	#	BAT International Finance PLC, 1.850%, 06/15/18	300,772	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
270,000	#	Baxalta, Inc., 2.000%, 06/22/18	$269,693	0.2
333,000	#	Bayer US Finance LLC, 1.500%, 10/06/17	334,488	0.2
329,000		Beam, Inc., 1.875%, 05/15/17	332,021	0.2
253,000		Becton Dickinson and Co., 1.450%, 05/15/17	252,894	0.2
276,000		Becton Dickinson and Co., 1.800%, 12/15/17	276,146	0.2
180,000		Cardinal Health, Inc., 1.950%, 06/15/18	180,335	0.1
417,000		Diageo Capital PLC, 1.500%, 05/11/17	417,395	0.3
195,000		Eli Lilly & Co., 1.250%, 03/01/18	194,444	0.1
200,000		Express Scripts Holding Co., 1.250%, 06/02/17	199,127	0.1
410,000		Express Scripts, Inc., 3.125%, 05/15/16	416,796	0.3
351,000		Gilead Sciences, Inc., 2.350%, 02/01/20	352,188	0.3
500,000		HCA, Inc., 6.500%, 02/15/16	516,560	0.4
300,000		Hertz Corp., 6.750%, 04/15/19	310,320	0.2
520,000	#	HJ Heinz Co., 2.000%, 07/02/18	519,929	0.4
500,000		Jarden Corp., 7.500%, 05/01/17	546,250	0.4
440,000	#	JM Smucker Co., 1.750%, 03/15/18	439,769	0.3
202,000		Kimberly-Clark Corp., 6.125%, 08/01/17	222,239	0.2
204,000		The Kroger Co., 6.400%, 08/15/17	224,679	0.2
304,000		RJ Reynolds Tobacco Co/NC, 3.500%, 08/04/16	310,877	0.2
303,000		McKesson Corp., 1.292%, 03/10/17	302,644	0.2
379,000		Medtronic, Inc., 0.875%, 02/27/17	378,520	0.3
223,000	#	Medtronic, Inc., 2.500%, 03/15/20	223,327	0.2
200,000		Molson Coors Brewing Co., 2.000%, 05/01/17	202,158	0.1
220,000		PepsiCo, Inc., 1.250%, 04/30/18	219,062	0.2
323,000		Perrigo Co. PLC, 1.300%, 11/08/16	321,705	0.2
462,000		Philip Morris International, Inc., 1.250%, 11/09/17	461,438	0.3
240,000		Reynolds American, Inc., 2.300%, 06/12/18	241,974	0.2
550,000		Sanofi, 1.250%, 04/10/18	548,071	0.4
500,000		Smithfield Foods, Inc., 7.750%, 07/01/17	549,375	0.4
465,000		Synchrony Financial, 1.875%, 08/15/17	464,971	0.3
409,000		Sysco Corp., 1.450%, 10/02/17	413,090	0.3
300,000		Tenet Healthcare Corp., 6.250%, 11/01/18	326,625	0.2
303,000		UnitedHealth Group, Inc., 1.400%, 12/15/17	302,510	0.2
350,000		Ventas Realty L.P., 1.250%, 04/17/17	349,244	0.3
316,000		Ventas Realty L.P., 1.550%, 09/26/16	317,230	0.2
287,000		WellPoint, Inc., 2.250%, 08/15/19	283,586	0.2
359,000	#	WM Wrigley Jr Co., 1.400%, 10/21/16	359,997	0.3
245,000		Zimmer Biomet Holdings, Inc., 2.000%, 04/01/18	245,128	0.2
331,000		Zoetis, Inc., 1.875%, 02/01/18	329,887	0.2
			16,968,439	12.2

		Energy: 4.2%
135,000		BP Capital Markets PLC, 1.674%, 02/13/18	135,460	0.1
200,000		BP Capital Markets PLC, 2.248%, 11/01/16	203,004	0.1
287,000		BP Capital Markets PLC, 2.521%, 01/15/20	288,956	0.2
283,000		Canadian Natural Resources Ltd., 1.750%, 01/15/18	281,130	0.2
500,000		Chesapeake Energy Corp., 3.250%, 03/15/16	498,437	0.4
390,000		Chevron Corp., 1.365%, 03/02/18	389,241	0.3
160,000	#	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., 1.700%, 05/01/18	159,825	0.1
500,000		CNOOC Finance 2013 Ltd., 1.125%, 05/09/16	499,670	0.4
282,000		ConocoPhillips, 5.200%, 05/15/18	311,128	0.2
170,000		Energy Transfer Partners L.P., 2.500%, 06/15/18	170,265	0.1
330,000		Enterprise Products Operating LLC, 1.650%, 05/07/18	329,727	0.2
314,000		Hess Corp., 1.300%, 06/15/17	312,485	0.2
357,000		Kinder Morgan, Inc./DE, 2.000%, 12/01/17	355,520	0.3
321,000		Murphy Oil Corp., 2.500%, 12/01/17	320,530	0.2
170,000		Shell International Finance BV, 2.125%, 05/11/20	169,794	0.1
312,000		Statoil ASA, 1.250%, 11/09/17	311,536	0.2
201,000		Statoil ASA, 1.950%, 11/08/18	202,103	0.1
500,000		Tesoro Corp., 4.250%, 10/01/17	511,250	0.4
250,000		Total Capital International SA, 1.550%, 06/28/17	252,403	0.2
215,000		TransCanada PipeLines Ltd, 1.875%, 01/12/18	216,454	0.2
			5,918,918	4.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: 25.8%
637,000		Abbey National Treasury Services PLC/London, 1.650%, 09/29/17	$639,326	0.5
280,000		ACE INA Holdings, Inc., 5.700%, 02/15/17	300,472	0.2
357,000		Air Lease Corp., 2.125%, 01/15/18	354,322	0.3
500,000		Ally Financial, Inc., 5.500%, 02/15/17	522,500	0.4
191,000		American Express Credit Corp., 1.550%, 09/22/17	191,652	0.1
286,000		American Express Credit Corp., 2.800%, 09/19/16	292,007	0.2
740,000		American International Group, Inc., 5.600%, 10/18/16	780,980	0.6
500,000		Banco BTG Pactual SA/Cayman Islands, 4.875%, 07/08/16	509,375	0.4
260,000		Bank of America Corp., 1.950%, 05/12/18	259,999	0.2
1,100,000		Bank of America Corp., 2.600%, 01/15/19	1,112,180	0.8
415,000		Bank of Montreal, 1.300%, 07/14/17	415,226	0.3
320,000		Bank of Nova Scotia AM8, 2.550%, 01/12/17	326,928	0.2
506,000		Bank of Nova Scotia, 1.300%, 07/21/17	506,278	0.4
295,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd./The, 1.700%, 03/05/18	294,388	0.2
425,000	#,L	Bank of Tokyo-Mitsubishi UFJ Ltd., 1.550%, 09/09/16	426,938	0.3
339,000	#	Banque Federative du Credit Mutuel SA, 1.700%, 01/20/17	340,683	0.2
870,000		Barclays Bank PLC, 5.000%, 09/22/16	910,612	0.7
900,000		BB&T Corp., 1.600%, 08/15/17	904,695	0.7
500,000	#	BBVA Banco Continental SA, 2.250%, 07/29/16	502,750	0.4
342,000		BPCE SA, 1.625%, 02/10/17	345,232	0.2
385,000		Charles Schwab Corp., 1.500%, 03/10/18	385,343	0.3
500,000		CIT Group, Inc., 5.000%, 05/15/17	516,850	0.4
622,000		Citigroup, Inc., 1.850%, 11/24/17	623,766	0.4
258,000		Citizens Bank NA/Providence RI, 1.600%, 12/04/17	257,679	0.2
315,000		Comerica, Inc., 2.125%, 05/23/19	312,770	0.2
303,000		Commonwealth Bank of Australia/New York NY, 1.125%, 03/13/17	303,315	0.2
345,000		Commonwealth Bank of Australia/New York NY, 1.400%, 09/08/17	346,308	0.2
630,000		Compass Bank, 1.850%, 09/29/17	629,478	0.5
446,000		Credit Suisse/New York NY, 1.375%, 05/26/17	445,728	0.3
360,000		Credit Suisse/New York NY, 1.700%, 04/27/18	358,627	0.3
183,000		Deutsche Bank AG/London, 1.350%, 05/30/17	181,832	0.1
355,000		Deutsche Bank AG/London, 1.875%, 02/13/18	353,969	0.3
500,000		Discover Bank/Greenwood DE, 2.000%, 02/21/18	498,856	0.4
260,000		Equity One, Inc., 6.250%, 01/15/17	277,214	0.2
305,000		General Electric Capital Corp., 2.200%, 01/09/20	304,853	0.2
641,000		Goldman Sachs Group, Inc., 2.375%, 01/22/18	650,689	0.5
425,000		Goldman Sachs Group, Inc., 2.550%, 10/23/19	425,916	0.3
252,000		Health Care REIT, Inc., 2.250%, 03/15/18	253,906	0.2
312,000		Health Care REIT, Inc., 3.625%, 03/15/16	316,697	0.2
426,000	#	HSBC Bank PLC, 1.500%, 05/15/18	423,280	0.3
299,000		HSBC USA, Inc., 1.500%, 11/13/17	298,396	0.2
325,000		Huntington National Bank, 1.350%, 08/02/16	325,279	0.2
358,000		Huntington National Bank, 1.700%, 02/26/18	355,891	0.3
390,000		Huntington National Bank, 2.000%, 06/30/18	390,115	0.3
339,000		Intesa Sanpaolo SpA, 2.375%, 01/13/17	340,753	0.2
404,000		JPMorgan Chase & Co., 1.350%, 02/15/17	404,398	0.3
442,000		JPMorgan Chase & Co., 1.625%, 05/15/18	439,366	0.3
515,000		JPMorgan Chase & Co., 1.700%, 03/01/18	513,605	0.4
313,000		KeyCorp, 2.300%, 12/13/18	315,831	0.2
103,000		Kilroy Realty L.P., 4.800%, 07/15/18	109,969	0.1
350,000		Lloyds Bank PLC, 1.750%, 05/14/18	349,709	0.3
750,000	#	Macquarie Bank Ltd., 1.600%, 10/27/17	749,950	0.5
500,000		Manufacturers & Traders Trust Co., 1.450%, 03/07/18	496,364	0.4
578,000		Manufacturers & Traders Trust Co., 1.400%, 07/25/17	577,268	0.4
419,000		MetLife, Inc., 1.756%, 12/15/17	422,652	0.3
255,000		MetLife, Inc., 1.903%, 12/15/17	256,143	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
295,000	#	Mitsubishi UFJ Trust & Banking Corp., 1.600%, 10/16/17	$294,559	0.2
289,000	#	Mizuho Bank Ltd., 1.300%, 04/16/17	287,950	0.2
323,000		Morgan Stanley, 1.875%, 01/05/18	323,827	0.2
545,000		Morgan Stanley, 2.125%, 04/25/18	548,627	0.4
30,000		Morgan Stanley, 2.200%, 12/07/18	30,247	0.0
250,000		Morgan Stanley, 5.450%, 01/09/17	264,953	0.2
397,000		National Rural Utilities Cooperative Finance Corp., 1.100%, 01/27/17	397,842	0.3
500,000	#	Nordea Bank AB, 0.875%, 05/13/16	501,208	0.4
580,000		PNC Bank NA, 2.400%, 10/18/19	583,731	0.4
315,000		PNC Funding Corp., 2.700%, 09/19/16	320,493	0.2
550,000		PNC Funding Corp., 5.625%, 02/01/17	584,647	0.4
332,000		Principal Financial Group, Inc., 1.850%, 11/15/17	334,509	0.2
418,000		Realty Income Corp., 2.000%, 01/31/18	421,040	0.3
343,000		Regions Financial Corp., 2.000%, 05/15/18	342,828	0.2
600,000		Royal Bank of Canada, 1.500%, 01/16/18	600,300	0.4
322,000		Santander Bank NA, 2.000%, 01/12/18	322,002	0.2
363,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 2.375%, 11/05/19	361,788	0.3
400,000		Navient Corp., 3.875%, 09/10/15	401,000	0.3
303,000		State Street Corp., 1.350%, 05/15/18	301,313	0.2
680,000		Sumitomo Mitsui Banking Corp., 1.500%, 01/18/18	678,658	0.5
223,000		SunTrust Banks, Inc., 2.500%, 05/01/19	224,298	0.2
593,000		Toronto-Dominion Bank, 2.250%, 11/05/19	595,523	0.4
342,000		UBS AG/Stamford CT, 1.375%, 08/14/17	340,814	0.2
210,000		UBS AG, 5.875%, 07/15/16	219,290	0.2
250,000		US Bancorp, 2.200%, 11/15/16	254,301	0.2
250,000		US Bank NA/Cincinnati OH, 1.375%, 09/11/17	250,683	0.2
286,000	#	WEA Finance LLC / Westfield UK & Europe Finance PLC, 1.750%, 09/15/17	286,903	0.2
422,000		Wells Fargo & Co., 1.500%, 01/16/18	421,169	0.3
644,000		Wells Fargo & Co., 2.100%, 05/08/17	655,007	0.5
336,000		Westpac Banking Corp., 1.500%, 12/01/17	336,610	0.2
200,000		Westpac Banking Corp., 2.000%, 08/14/17	202,848	0.1
			35,838,276	25.8

		Industrial: 2.6%
500,000	#	Aviation Capital Group Corp., 3.875%, 09/27/16	508,950	0.4
420,000		Caterpillar Financial Services Corp., 2.250%, 12/01/19	423,583	0.3
260,000		Corning, Inc., 1.500%, 05/08/18	258,923	0.2
254,000		L-3 Communications Corp., 1.500%, 05/28/17	252,336	0.2
370,000	#	Siemens Financieringsmaatschappij NV, 1.450%, 05/25/18	368,857	0.2
500,000		SPX Corp., 6.875%, 09/01/17	541,250	0.4
322,000		Thermo Fisher Scientific, Inc., 2.250%, 08/15/16	325,326	0.2
279,000		United Parcel Service, Inc., 1.125%, 10/01/17	279,661	0.2
240,000		United Technologies Corp., 1.550%, 05/04/18	240,713	0.2
400,000		Waste Management, Inc., 2.600%, 09/01/16	407,094	0.3
			3,606,693	2.6

		Technology: 1.7%
320,000		Altera Corp., 1.750%, 05/15/17	322,386	0.2
410,000		Apple, Inc., 0.900%, 05/12/17	410,167	0.3
313,000		KLA-Tencor Corp., 2.375%, 11/01/17	315,272	0.2
375,000		NetApp Inc., 2.000%, 12/15/17	377,029	0.3
550,000		Oracle Corp., 1.200%, 10/15/17	550,089	0.4
190,000		QUALCOMM, Inc., 1.400%, 05/18/18	189,390	0.2
179,000		Xerox Corp., 2.950%, 03/15/17	183,392	0.1
			2,347,725	1.7

		Utilities: 1.9%
600,000		Dominion Resources, Inc., 1.400%, 09/15/17	600,092	0.4
560,000		Entergy Corp., 4.700%, 01/15/17	582,930	0.4
210,000		NextEra Energy Capital Holdings, Inc., 1.586%, 06/01/17	210,346	0.2
252,000		PSEG Power, LLC, 2.750%, 09/15/16	257,107	0.2
294,000		Southern California Edison Co., 1.125%, 05/01/17	293,721	0.2
406,000		Southern Co., 1.300%, 08/15/17	405,514	0.3

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
260,000		Southern Power Co., 1.500%, 06/01/18	$258,643	0.2
			2,608,353	1.9

	Total Corporate Bonds/Notes (Cost $81,813,966)		81,974,246	58.9

COLLATERALIZED MORTGAGE OBLIGATIONS: 11.2%
32,492	#	American General Mortgage Loan Trust 2010-1, 5.650%, 03/25/58	32,551	0.0
246,979	#	Americold LLC Trust, 2.500%, 01/14/29	246,416	0.2
309,649	#	BAMLL Re-REMIC Trust 2014-FRR9, 2.911%, 12/26/46	306,345	0.2
480,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.749%, 06/10/49	498,416	0.4
100,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.291%, 07/10/43	99,908	0.1
274,903	#	Banc of America Re-REMIC Trust 2009-UB2 A4AA, 5.815%, 02/24/51	287,549	0.2
124,953	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 5.291%, 07/10/43	124,878	0.1
640,000	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 6.234%, 11/10/38	648,129	0.5
350,000		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR9, 5.055%, 09/11/42	351,663	0.3
19,323		Bear Stearns Commercial Mortgage Securities Trust, 4.750%, 06/11/41	19,333	0.0
462,969		Bear Stearns Commercial Mortgage Securities Trust, 5.074%, 02/13/42	462,885	0.3
647,130		Citigroup Commercial Mortgage Trust 2007-C6, 5.899%, 12/10/49	692,061	0.5
670,000		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	698,603	0.5
343,013		COBALT CMBS Commercial Mortgage Trust 2007-C2, 5.484%, 04/15/47	362,654	0.3
348,623		COMM 2006-C7 A4 Mortgage Trust, 5.943%, 06/10/46	357,007	0.3
620,000	#	COMM 2010-RR1, 5.543%, 12/11/49	640,782	0.5
430,000		CD 2007-CD5 Mortgage Trust AJ, 6.327%, 11/15/44	463,238	0.3
250,000	#	Commercial Mortgage Trust 2004-GG1 F, 6.236%, 06/10/36	254,292	0.2
624,203		Commercial Mortgage Trust, 5.289%, 12/11/49	654,117	0.5
330,000		Commercial Mortgage Trust, 5.380%, 07/15/44	331,942	0.2
14,926	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	14,941	0.0
577,000		Credit Suisse First Boston Mortgage Securities Corp., 5.290%, 08/15/38	576,582	0.4
620,000	#	Credit Suisse Mortgage Capital Certificates, 5.342%, 12/16/43	645,003	0.5
335,000	#	CSMC Series 2009-RR3 A5A, 5.342%, 12/15/43	348,511	0.2
100,000	#	Del Coronado Trust, 4.000%, 03/15/26	100,049	0.1
81,065		Greenwich Capital Commercial Funding Corp., 4.894%, 08/10/42	81,238	0.1
270,000	#	Hilton USA Trust 2013-HLT, 2.662%, 11/05/30	268,827	0.2
160,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5, 5.567%, 12/15/44	162,860	0.1
380,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2014-BXH, 2.436%, 04/15/27	379,063	0.3
442,688		JPMorgan Chase Commercial Mortgage Securities Corp., 6.100%, 04/15/45	453,029	0.3
273,491		LB-UBS Commercial Mortgage Trust 2006-C7, 5.335%, 11/15/38	286,635	0.2
1,210,000		LB-UBS Commercial Mortgage Trust, 5.127%, 09/15/40	1,213,824	0.9
183,524		LB-UBS Commercial Mortgage Trust, 5.300%, 11/15/38	185,153	0.1
350,000	#	LB-UBS Commercial Mortgage Trust, 6.096%, 09/15/39	362,493	0.3
86,475		ML-CFC Commercial Mortgage Trust, 5.644%, 09/12/49	86,483	0.1
187,104		Morgan Stanley Capital I Trust 2006-IQ11, 5.845%, 10/15/42	188,516	0.1
65,598	#	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	65,560	0.0
800,000	#	TIAA CMBS I Trust 2001-C1A L, 5.770%, 06/19/33	830,302	0.6

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
350,000		Wachovia Bank Commercial Mortgage Trust 2005-C21 AM, 5.432%, 10/15/44	$351,378	0.2
154,564		Wachovia Bank Commercial Mortgage Trust Series 2005-C22, 5.448%, 12/15/44	154,804	0.1
339,412		Wachovia Bank Commercial Mortgage Trust Series 2006-C24 A3, 5.558%, 03/15/45	343,867	0.2
98,397		Wachovia Bank Commercial Mortgage Trust, 5.246%, 12/15/43	99,737	0.1
168,122		Wachovia Bank Commercial Mortgage Trust, 5.418%, 01/15/45	169,075	0.1
600,000		Wachovia Bank Commercial Mortgage Trust, 5.897%, 05/15/43	615,751	0.4

	Total Collateralized Mortgage Obligations (Cost $15,811,794)		15,516,450	11.2

ASSET-BACKED SECURITIES: 15.7%
		Automobile Asset-Backed Securities: 3.3%
370,000		Capital Auto Receivables Asset Trust 2015-1, 1.610%, 06/20/19	370,388	0.3
350,000		Capital Auto Receivables Asset Trust, 1.620%, 10/22/18	352,815	0.3
250,000		CarMax Auto Owner Trust 2014-4, 1.810%, 07/15/20	251,510	0.2
100,000		CarMax Auto Owner Trust, 1.610%, 10/15/19	100,523	0.1
480,000		Harley-Davidson Motorcycle Trust 2015-1, 1.670%, 08/15/22	478,649	0.3
350,000		Hyundai Auto Receivables Trust 2013-A, 1.130%, 09/17/18	350,422	0.2
180,000		Mercedes-Benz Auto Receivables Trust 2014-1, 1.310%, 11/16/20	180,121	0.1
650,000		Nissan Auto Receivables 2013-B Owner Trust, 1.310%, 10/15/19	651,501	0.5
140,000		Nissan Auto Receivables 2013-C Owner Trust, 1.300%, 06/15/20	140,301	0.1
180,000	#	Porsche Innovative Lease Owner Trust 2015-1, 1.430%, 05/21/21	179,895	0.1
700,000		Smart Trust, 1.050%, 10/14/18	701,484	0.5
160,000		Toyota Auto Receivables 2015-B Owner Trust, 1.740%, 09/15/20	160,756	0.1
100,000		Toyota Auto Receivables Owner Trust, 1.180%, 06/17/19	99,929	0.1
527,000		World Omni Auto Receivables Trust, 0.870%, 07/15/19	526,539	0.4
			4,544,833	3.3

		Credit Card Asset-Backed Securities: 2.6%
300,000		BA Credit Card Trust, 0.456%, 09/16/16	299,792	0.2
210,000		Citibank Credit Card Issuance Trust, 2.150%, 07/15/21	212,460	0.2
786,000		Citibank Credit Card Issuance Trust, 5.350%, 02/07/20	865,349	0.6
582,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	637,154	0.5
650,000		Discover Card Execution Note Trust 2015-A1 A1, 0.536%, 08/17/20	650,587	0.5
170,000		Discover Card Execution Note Trust, 0.616%, 07/15/21	170,567	0.1
340,000		Discover Card Execution Note Trust, 1.670%, 01/18/22	336,975	0.2
230,000		Discover Card Execution Note Trust, 2.120%, 12/15/21	232,215	0.2
210,000		Synchrony Credit Card Master Note Trust 2014-1, 1.600%, 04/15/21	210,012	0.1
			3,615,111	2.6

		Home Equity Asset-Backed Securities: 0.1%
178,242		Chase Funding Loan Acquisition Trust Series, 4.750%, 12/25/19	181,007	0.1

		Other Asset-Backed Securities: 9.7%
430,000	#	American Residential Properties 2014-SFR1 Trust, 2.524%, 09/17/31	433,291	0.3
500,000	#	Apidos CDO IV 2006-4A D, 1.777%, 10/27/18	494,849	0.3
325,000	#	Ares XII CLO Ltd. 2007-12A C, 2.282%, 11/25/20	321,653	0.2
250,000	#	Ares XII CLO Ltd., 3.532%, 11/25/20	247,703	0.2
250,000	#	Atrium V, 3.976%, 07/20/20	246,511	0.2
500,000	#	Babson CLO, Inc. 2005-III, 1.979%, 11/10/19	494,331	0.3
250,000	#	Castle Garden Funding, 1.034%, 10/27/20	245,727	0.2
300,000	#	Castle Garden Funding, 5.034%, 10/27/20	299,898	0.2
500,000	#	CIFC Funding 2006-I Ltd., 1.875%, 10/20/20	493,163	0.3
400,000	#	CIFC Funding 2006-II Ltd., 1.884%, 03/01/21	389,834	0.3
120,371	#	CIFC Funding 2006-II Ltd., 4.284%, 03/01/21	118,707	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
260,492		CNH Equipment Trust, 0.650%, 04/16/18	$260,300	0.2
250,000	#	ColumbusNova CLO Ltd 2006-2A E, 4.029%, 04/04/18	247,084	0.2
250,000	#	ColumbusNova CLO Ltd 2006-II, 1.029%, 04/04/18	247,504	0.2
400,000	#	Diamond Lake CLO Ltd., 1.883%, 12/01/19	391,262	0.3
500,000	#	Eaton Vance CDO IX Ltd., 0.925%, 04/20/19	493,839	0.3
500,000	#	Emporia Preferred Funding III Ltd. 2007-3A B, 0.727%, 04/23/21	499,200	0.4
500,000	#	Fraser Sullivan CLO I Ltd., 2.086%, 03/15/20	489,876	0.3
260,618	#	FRASR 2006-1A B 3/20, 0.756%, 03/15/20	260,027	0.2
300,000	#	GoldenTree Loan Opportunities IV Ltd., 4.526%, 08/18/22	296,777	0.2
500,000	#	Goldentree Loan Opportunities V Ltd., 3.525%, 10/18/21	499,979	0.4
500,000	#	Greens Creek Funding Ltd., 2.525%, 04/18/21	497,760	0.4
125,598	#	GSAMP Trust 2005-SEA2, 0.535%, 01/25/45	123,427	0.1
500,000	#	Gulf Stream - Compass CLO 2007-1A D Ltd., 3.729%, 10/28/19	500,289	0.4
500,000	#	Gulf Stream - Compass CLO, 2.279%, 10/28/19	500,021	0.4
500,000	#	Gulf Stream - Sextant CLO 2007-1 Ltd., 2.683%, 06/17/21	491,154	0.3
218,802	#	Kennecott Funding Ltd., 2.076%, 01/13/18	218,022	0.2
250,000	#	Kingsland III Ltd., 0.932%, 08/24/21	239,535	0.2
500,000	#	Madison Park Funding II Ltd. 2006-2A D, 5.031%, 03/25/20	491,946	0.3
500,000	#	Madison Park Funding III Ltd. 2006-3A D, 3.727%, 10/25/20	501,094	0.4
250,000	#	Madison Park Funding Ltd., 5.527%, 07/26/21	250,069	0.2
330,000	#	MSIM Peconic Bay Ltd., 2.275%, 07/20/19	328,243	0.2
334,000	#	MSIM Peconic Bay Ltd. 2007-1A D, 3.525%, 07/20/19	333,309	0.2
500,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.277%, 03/25/20	499,702	0.4
1,000,000	#	Muir Grove CLO Ltd., 3.277%, 03/25/20	990,012	0.7
			13,436,098	9.7

	Total Asset-Backed Securities (Cost $21,758,752)		21,777,049	15.7

U.S. GOVERNMENT AGENCY OBLIGATIONS: 7.0%
	Federal Home Loan Mortgage Corporation: 2.8%##
931,771	5.000%, due 07/15/39	992,411	0.7
115,052	5.500%, due 01/01/37	129,946	0.1
280,013	5.500%, due 08/01/38	317,476	0.2
18,985	5.500%, due 10/01/38	21,265	0.0
33,162	5.500%, due 10/01/38	37,301	0.0
715,073	5.500%, due 11/01/38	807,823	0.6
509,540	5.500%, due 02/01/39	574,479	0.4
965,127	6.000%, due 12/15/28	1,099,966	0.8
		3,980,667	2.8

	Federal National Mortgage Association: 2.7%##
253,596	3.000%, due 12/25/39	258,255	0.2
615,718	3.000%, due 04/25/40	630,359	0.4
527,816	3.000%, due 05/25/40	537,113	0.4
211,713	4.000%, due 10/25/50	217,711	0.2
381,812	4.500%, due 10/25/40	394,096	0.3
667,152	5.000%, due 01/01/23	723,808	0.5
368,811	5.000%, due 07/01/34	409,307	0.3
519,190	6.000%, due 01/01/38	598,833	0.4
		3,769,482	2.7

	Government National Mortgage Association: 1.5%
547,517	4.397%, due 05/16/51	591,364	0.4
1,266,734	7.121%, due 04/20/39	1,463,426	1.1
		2,054,790	1.5

	Total U.S. Government Agency Obligations (Cost $9,657,182)	9,804,939	7.0

U.S. TREASURY OBLIGATIONS: 6.0%
	U.S. Treasury Notes: 6.0%
1,411,000	0.625%, due 06/30/17	1,410,119	1.0
98,000	1.125%, due 06/15/18	98,322	0.1
5,137,000	1.500%, due 07/31/16	5,199,204	3.7
1,433,000	1.625%, due 06/30/20	1,431,656	1.0
246,000	2.125%, due 06/30/22	246,807	0.2

	Total U.S. Treasury Obligations (Cost $8,383,419)	8,386,108	6.0

	Total Long-Term Investments (Cost $137,425,113)	137,458,792	98.8

SHORT-TERM INVESTMENTS: 1.0%
	Securities Lending Collateralcc: 0.6%
813,025	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $813,028, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $829,285, due 07/15/15-05/20/65) (Cost $813,025)	813,025	0.6

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
527,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%††
	(Cost $527,000)	$527,000	0.4

	Total Short-Term Investments (Cost $1,340,025)	1,340,025	1.0

	Total Investments in Securities (Cost $138,765,138)	$138,798,817	99.8
	Assets in Excess of Other Liabilities	263,279	0.2
	Net Assets	$139,062,096	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
cc	Represents securities purchased with cash collateral received for securities on loan.
L	Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $138,766,176.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$543,226
Gross Unrealized Depreciation	(510,585)

Net Unrealized Appreciation	$32,641

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$81,974,246	$–	$81,974,246
Collateralized Mortgage Obligations	–	15,516,450	–	15,516,450
Short-Term Investments	527,000	813,025	–	1,340,025
U.S. Treasury Obligations	–	8,386,108	–	8,386,108
U.S. Government Agency Obligations	–	9,804,939	–	9,804,939
Asset-Backed Securities	–	21,777,049	–	21,777,049
Total Investments, at fair value	$527,000	$138,271,817	$–	$138,798,817
Other Financial Instruments+
Futures	106,763	–	–	106,763
Total Assets	$633,763	$138,271,817	$–	$138,905,580
Liabilities Table
Other Financial Instruments+
Futures	$(14,180)	$–	$–	$(14,180)

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Total Liabilities	$(14,180)	$–	$–	$(14,180)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2015, the following futures contracts were outstanding for Voya Short Term Bond Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	169	09/30/15	$37,000,437	$63,718
U.S. Treasury Long Bond	3	09/21/15	452,531	(13,133)
			$37,452,968	$50,585
Short Contracts
U.S. Treasury 10-Year Note	(46)	09/21/15	(5,803,906)	43,045
U.S. Treasury 5-Year Note	(83)	09/30/15	(9,898,398)	(1,047)
			$(15,702,304)	$41,998

A summary of derivative instruments by primary risk exposure is outlined in the following table.

The fair value of derivative instruments for Voya Short Term Bond Fund as of June 30, 2015 were as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$106,763
Total Asset Derivatives		$106,763

Liability Derivatives	Instrument Type
Interest rate contracts	Futures contracts	$14,180
Total Liability Derivatives		$14,180

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 62.3%
	Affiliated Investment Companies: 62.3%
15,553	Voya Emerging Markets Corporate Debt Fund - Class P	$152,111	2.2
16,053	Voya Emerging Markets Hard Currency Debt Fund - Class P	149,612	2.2
183,640	Voya Floating Rate Fund - Class P	1,847,421	26.3
82,104	Voya High Yield Bond Fund - Class P	661,755	9.4
23,507	Voya Investment Grade Credit Fund - Class P	249,414	3.6
127,791	Voya Securitized Credit Fund - Class P	1,306,027	18.6

	Total Mutual Funds
	(Cost $4,422,837)	4,366,340	62.3

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 1.3%
		Financial: 1.3%
30,000		JPMorgan Chase & Co., 6.125%, 12/29/49	30,160	0.4
30,000		M&T Bank Corp., 6.450%, 12/29/49	32,325	0.5
30,000		Wells Fargo & Co., 5.900%, 12/29/49	30,150	0.4

	Total Corporate Bonds/Notes
	(Cost $93,321)		92,635	1.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 9.9%
15,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.749%, 06/10/49	15,576	0.2
10,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 6.003%, 02/10/51	10,427	0.2
10,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.291%, 07/10/43	9,991	0.1
25,000		Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17, 6.082%, 06/11/50	25,699	0.4
10,000	#	Citigroup Commercial Mortgage Trust 2012-GC8, 4.877%, 09/10/45	10,000	0.1
10,964		Citigroup Mortgage Loan Trust, 5.485%, 11/25/36	9,695	0.1
98,620	^	Commercial Mortgage Pass Through Certificates, 1.572%, 04/10/47	7,668	0.1
25,000		Commercial Mortgage Trust 2007-GG11 AJ, 6.254%, 12/10/49	26,056	0.4
98,474	^	Commercial Mortgage Trust, 1.575%, 10/10/46	7,810	0.1
10,000		Commercial Mortgage Trust, 5.380%, 07/15/44	10,059	0.1
20,000		Commercial Mortgage Trust, 5.380%, 07/15/44	20,118	0.3
10,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.736%, 05/15/36	10,799	0.2
275,000		Fannie Mae Connecticut Avenue Securities, 5.187%, 11/25/24	284,217	4.1
100,000	^	Freddie Mac Series K015 X3, 2.886%, 08/25/39	14,625	0.2
777,067	#,^	FREMF Mortgage Trust, 0.100%, 12/25/44	3,986	0.1
25,000		GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Trust, 5.044%, 12/10/41	25,639	0.4
1,000,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.443%, 12/15/47	23,493	0.3
10,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.847%, 06/12/41	9,769	0.1
20,000		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP4, 5.040%, 10/15/42	20,045	0.3
10,000		LB-UBS Commercial Mortgage Trust 2005-C7, 5.350%, 11/15/40	10,143	0.1
10,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 6.048%, 06/15/38	10,209	0.2
10,000		LB-UBS Commercial Mortgage Trust 2006-C4 E, 6.048%, 06/15/38	10,158	0.1
10,000		LB-UBS Commercial Mortgage Trust 2007-C6, 6.330%, 07/15/40	10,469	0.2
10,000		LB-UBS Commercial Mortgage Trust, 4.954%, 07/15/40	10,002	0.1
9,468		LB-UBS Commercial Mortgage Trust, 5.206%, 08/15/36	9,482	0.1
15,000	#	LB-UBS Commercial Mortgage Trust, 6.096%, 09/15/39	15,535	0.2

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
12,686		Prime Mortgage Trust, 5.500%, 03/25/37	$11,525	0.2
25,000	#	Wachovia Bank Commercial Mortgage Trust Series 2005-C17 G, 5.703%, 03/15/42	24,945	0.4
20,000		Wachovia Bank Commercial Mortgage Trust Series, 5.897%, 05/15/43	20,322	0.3
10,000		Wachovia Bank Commercial Mortgage Trust Series, 6.150%, 02/15/51	10,068	0.1
97,519	#,^	WFRBS Commercial Mortgage Trust 2013-C12, 1.622%, 03/15/48	7,315	0.1

	Total Collateralized Mortgage Obligations
	(Cost $687,143)		695,845	9.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 12.1%
		Federal Home Loan Mortgage Corporation: 3.7%##
1,185,327	^	6.500%, due 06/15/32	188,901	2.7
58,493		8.000%, due 08/15/35	70,794	1.0
			259,695	3.7

		Federal National Mortgage Association: 6.1%##
57,105,890	^	0.050%, due 06/25/42	122,624	1.8
861,023	^	4.500%, due 10/25/41	169,245	2.4
19,695		5.500%, due 10/01/39	22,174	0.3
692,833	^	6.413%, due 03/25/32	115,314	1.6
			429,357	6.1

		Government National Mortgage Association: 2.3%
6,384,387	^	0.650%, due 11/20/37	133,099	1.9
139,250	^	3.500%, due 10/20/41	23,899	0.4
			156,998	2.3
	Total U.S. Government Agency Obligations
	(Cost $735,050)		846,050	12.1

U.S. TREASURY OBLIGATIONS: 1.6%
		U.S. Treasury Bonds: 0.8%
35,000		2.125%, due 05/15/25	34,311	0.5
30,000		2.500%, due 02/15/45	26,283	0.3
			60,594	0.8

		U.S. Treasury Notes: 0.8%
48,000		0.625%, due 06/30/17	47,970	0.7
6,000		1.125%, due 06/15/18	6,019	0.1
			53,989	0.8

	Total U.S. Treasury Obligations
	(Cost $114,572)		114,583	1.6

	Total Long-Term Investments
	(Cost $6,052,923)		6,115,453	87.2

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 11.3%
	Mutual Funds: 11.3%
793,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%††
	(Cost $793,000)	793,000	11.3

	Total Short-Term Investments
	(Cost $793,000)	793,000	11.3

	Total Investments in Securities (Cost $6,845,923)	$6,908,453	98.5
	Assets in Excess of Other Liabilities	107,466	1.5
	Net Assets	$7,015,919	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Cost for federal income tax purposes is $6,847,063.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$133,697
Gross Unrealized Depreciation	(72,307)

Net Unrealized Appreciation	$61,390

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Mutual Funds	$4,366,340	$–	$–	$4,366,340
Corporate Bonds/Notes	–	92,635	–	92,635
Collateralized Mortgage Obligations	–	695,845	–	695,845
U.S. Government Agency Obligations	–	846,050	–	846,050
U.S. Treasury Obligations	–	114,583	–	114,583
Short-Term Investments	793,000	–	–	793,000
Total Investments, at fair value	$5,159,340	$1,749,113	$–	$6,908,453
Other Financial Instruments+
Centrally Cleared Swaps	–	6,148	–	6,148
Forward Foreign Currency Contracts	–	276	–	276
Futures	2,443	–	–	2,443
Total Assets	$5,161,783	$1,755,537	$–	$6,917,320
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(1,812)	$–	$(1,812)
Forward Foreign Currency Contracts	–	(7,022)	–	(7,022)
Futures	(3,267)	–	–	(3,267)
Total Liabilities	$(3,267)	$(8,834)	$–	$(12,101)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 3/31/15	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 6/30/15	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$151,075	$1,977	$-	$(941)	$152,111	$1,977	$-	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	149,658	2,371	-	(2,417)	149,612	2,372	-	-
Voya Floating Rate Fund - Class P	1,835,117	21,478	-	(9,174)	1,847,421	21,477	-	-
Voya High Yield Bond Fund - Class P	1,210,939	16,074	(564,174)	(1,084)	661,755	16,073	(4,174)	-
Voya Investment Grade Credit Fund - Class P	257,707	2,457	-	(10,750)	249,414	2,458	-	-
Voya Securitized Credit Fund - Class P	936,476	376,136	-	(6,585)	1,306,027	11,136	-	-
	$4,540,972	$420,493	$(564,174)	$(30,951)	$4,366,340	$55,493	$(4,174)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

At June 30, 2015, the following forward foreign currency contracts were outstanding for Voya Strategic Income Opportunities Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Goldman Sachs & Co.	EU Euro	150,748	Buy	08/14/15	$171,000	$168,162	$(2,838)
JPMorgan Chase & Co.	EU Euro	151,979	Buy	08/14/15	171,000	169,536	(1,464)
							$(4,302)

JPMorgan Chase & Co.	EU Euro	145,929	Sell	08/14/15	$163,000	$162,787	$213
Morgan Stanley	Japanese Yen	41,921,939	Sell	08/14/15	340,000	342,720	(2,720)
Morgan Stanley	EU Euro	146,063	Sell	08/14/15	163,000	162,937	63
							$(2,444)

At June 30, 2015, the following futures contracts were outstanding for Voya Strategic Income Opportunities Fund:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
CBOE Volatility Index	2	09/16/15	$35,250	$2,443
U.S. Treasury 10-Year Note	3	09/21/15	378,516	(642)
			$413,766	$1,801
Short Contracts
U.S. Treasury 2-Year Note	(4)	09/30/15	(875,750)	(1,448)
U.S. Treasury 5-Year Note	(6)	09/30/15	(715,547)	(1,177)
			$(1,591,297)	$(2,625)

Voya Strategic Income Opportunities Fund	PORTFOLIO OF INVESTMENTS as of June 30, 2015 (Unaudited) (Continued)

At June 30, 2015, the following centrally cleared interest rate swaps were outstanding for Voya Strategic Income Opportunities Fund:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.026% and pay a floating rate equal to the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/12/22	USD	258,000	$(1,010)	$(1,010)
Receive a fixed rate equal to 1.923% and pay a floating rate equal to the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/20/22	USD	575,000	6,148	6,148
Receive a fixed rate equal to 2.246% and pay a floating rate equal to the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	03/12/25	USD	49,000	(802)	(802)
					$4,336	$4,336

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2015 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$276
Interest rate contracts	Futures contracts	2,443
Interest rate contracts	Interest rate swaps*	6,148
Total Asset Derivatives		$8,867

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$7,022
Interest rate contracts	Futures contracts	3,267
Interest rate contracts	Interest rate swaps*	1,812
Total Liability Derivatives		$12,101

* Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Portfolio of Investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2015:

	Goldman Sachs & Co.	JPMorgan Chase & Co.	Morgan Stanley	Totals
Assets:
Forward foreign currency contracts	$-	$213	$63	$276
Total Assets	$-	$213	$63	$276

Liabilities:
Forward foreign currency contracts	$2,838	$1,464	$2,720	$7,022
Total Liabilities	$2,838	$1,464	$2,720	$7,022

Net OTC derivative instruments by counterparty, at fair value	$(2,838)	$(1,251)	$(2,657)	(6,746)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-	$-

Net Exposure(1)	$(2,838)	$(1,251)	$(2,657)	$(6,746)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Funds Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	August 27, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	August 27, 2015